As filed with the Securities and Exchange Commission on 27 March 1998.

                    Registration No. 33-54772
                                    811-7248



                 Securities and Exchange Commission
                         Washington, DC  20549

                              FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 9                [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 10                              [ X ]



              General American Separate Account Twenty-Eight
                        (Exact Name of Registrant)

                 General American Life Insurance Company
                           (Name of Depositor)

                           700 Market Street
                      St. Louis, Missouri 63101
            (Address of Depositor's Principal Executive Office)

               Depositor's Telephone Number:  (314) 231-1700


     Christopher A. Martin, Esquire
     General American Life Insurance Company
     700 Market Street
     St. Louis, Missouri 63101
     (Name and address of Agent for Service)


     Copy to:

     Stephen E. Roth, Esquire
     Sutherland, Asbill & Brennan
     1275 Pennsylvania Ave., NW
     Washington, DC  20004-2404

It is proposed that this filing will become effective (check appropriate space)


[   ]     immediately upon filing pursuant to paragraph (b), of  Rule 485


[ X ]     1 April 1998 pursuant to paragraph (b) of Rule 485


[   ]     60 days after filing pursuant to paragraph (a)(1) of   Rule 485

[   ]     on (date), pursuant to paragraph (a)(1) of rule 485

[   ]     75 days after filing pursuant to paragraph (a)(2) of   rule 485

[   ]     on (date) pursuant to paragraph (a)(2) of Rule 485


                      DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number or amount of securities has been registered under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the fiscal year ended 31 December 1997 on 13 March 1998.

                            Cross Reference Sheet
                             Pursuant to Rule 481
             Showing Location in Part A (Prospectus) and Part B
      (Statement of Additional Information) of Registration Statement
                       of Information Required by Form N-4

                                    PART A

Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Definitions
3.   Synopsis. . . . . . . . . . . . . . . . Questions and Answers
                                             About the Contract
4.   Condensed Financial
     Information . . . . . . . . . . . . . . Financial Statements
5.   General Description of
     (a) Depositor . . . . . . . . . . . . . General American
     (b) Registrant. . . . . . . . . . . . . The Separate Accounts
     (c) Portfolio Company . . . . . . . . . GT Global Variable
                                             Investment Trust and
                                             GT Global Variable
                                             Investment Series
     (d) Fund Prospectus . . . . . . . . . . GT Global Variable
                                             Investment Trust and
                                             GT Global Variable
     Investment Series
     (e) Voting Rights . . . . . . . . . . . Voting Rights
     (f) Administrators. . . . . . . . . . . N/A
6.   Deductions and Expenses
     (a) General . . . . . . . . . . . . . . Charges and Deductions
     (b) Sales Load %. . . . . . . . . . . . Surrender Charge
     (c) Special Purchase
         Plan. . . . . . . . . . . . . . . . N/A
     (d) Commissions . . . . . . . . . . . . Principal Underwriter
     (e) Expenses -
         Registrant. . . . . . . . . . . . . Administrative Charges;
                                             Mortality and Expense
                                             Assurance Charge
     (f) Fund Expenses . . . . . . . . . . . Advisory Fees and Other
                                             Expenses of the Funds
                                             and Trusts
     (g) Organizational
         Expenses. . . . . . . . . . . . . . N/A
7.   Contracts
     (a) Persons with
         Rights. . . . . . . . . . . . . . . Summary; The Contracts;
         . . . . . . . . . . . . . . . . . . Distributions Under the
                                             Contracts; Voting Rights

     (b) (i)   Allocation of
               Purchase
               Payments                      Allocation of Net
                                             Purchase Payments
         (ii)  Transfers . . . . . . . . . . Transfer Privilege
         (iii) Exchanges . . . . . . . . . . N/A
     (c) Changes . . . . . . . . . . . . . . Additions, Deletions or
                                             Substitutions of
                                             Investments
8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions;
                                             Annuity Date; Annuity
                                             Options
9.   Death Benefit . . . . . . . . . . . . . Death Benefits
10   Purchases and Contract Value
     (a) Purchases . . . . . . . . . . . . . Contract Application and
                                             Purchase Payments
     (b) Valuation . . . . . . . . . . . . . Value of Accumulation
                                             Units
     (c) Daily Calculation . . . . . . . . . Value of Accumulation
                                             Units
     (d) Underwriter . . . . . . . . . . . . Principal Underwriter
11.  Redemptions
     (a) - By Owners . . . . . . . . . . . . Surrender Charge; Cash
                                             Withdrawals; Systematic
                                             Withdrawal Plan
         - By Annuitant. . . . . . . . . . . Annuity Options
     (b) Texas Optional Retirement
         Program . . . . . . . . . . . . . . N/A
     (c) Check Delay . . . . . . . . . . . . Deferment of Payment
     (d) Lapse . . . . . . . . . . . . . . . Account Continuation
     (e) Free Look . . . . . . . . . . . . . Can the Contract be
                                             Canceled After It Is
                                             Delivered?; Right to
                                             Examine
12.  Taxes ..... . . . . . . . . . . . . . . Federal Tax Matters
13.  Legal Proceedings . . . . . . . . . . . Part B:  Legal
                                             Proceedings
14.  Table of Contents for the
     Statement of Additional
     Information . . . . . . . . . . . . . . Statement of Additional
                                             Information

PART B

Item of Form N-4                             Part B Caption
15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Part A:  General American
     and History . . . . . . . . . . . . . . Life Insurance Company
                                             and The Separate Account
18.  Services
     (a) Fees and Expenses of
         Registrant. . . . . . . . . . . . .   N/A
     (b) Management Contracts  N/A
     (c) Custodian . . . . . . . . . . . . .   N/A
           Independent Public
           Accountant. . . . . . . . . . . . Financial Statements
     (d) Assets of Registrant . .  . . . . . Safekeeping of Account
                                             Assets
     (e) Affiliated Persons. . . . . . . . .   N/A
     (f) Principal Underwriter . . . . . . . Distribution of the Contracts
19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution of the
                                             Contracts
20.  Underwriters  . . . . . . . . . . . . . Distribution of the
                                             Contracts
21.  Money Market Yield. . . . . . . . . . . Money Market Yield
22.  Annuity Payments. . . . . . . . . . . . Computation of Variable
                                             Annuity Income Payments
23.  Financial Statements. . . . . . . . . . Financial Statements


                     PART C - OTHER INFORMATION

Item of Form N-4

24.  Financial Statements and
     Exhibits. . . . . . . . . . . . . . . . Financial Statements and
                                             Exhibits
     (a) Financial Statements. . . . . . . . (a) Financial Statements
     (b) Exhibits. . . . . . . . . . . . . . (b) Exhibits
25.  Directors and Officers
     of the Depositor. . . . . . . . . . . . Directors and officers of the Depositor
26.  Persons Controlled by
     or Under Common Control
     with the Depositor or
     Registrant. . . . . . . . . . . . . . . Persons
                                             Controlled by or In Common Control
                                             with the Depositor Registrant

27.  Number of Contract
     Owners. . . . . . . . . . . . . . . . . Number of Contract Owners
28.  Indemnification . . . . . . . . . . . . Indemnification
29.  Principal Underwriters. . . . . . . . . Principal Underwriters
30.  Location of Accounts
     and Records . . . . . . . . . . . . . . Location of Accounts and
                                             Records
31.  Management Services . . . . . . . . . . Management Services
32.  Undertakings. . . . . . . . . . . . . . Undertakings
     Signature Pages . . . . . . . . . . . . Signatures

                       GENERAL AMERICAN SEPARATE ACCOUNTS
                           TWENTY-EIGHT & TWENTY-NINE
                                   PROSPECTUS
                                    FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                   OFFERED BY
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                              (A MISSOURI COMPANY)
                               700 MARKET STREET
                           ST. LOUIS, MISSOURI 63101
                                 1-800-237-6580

--------------------------------------------------------------------------------


This Prospectus describes individual variable annuity contracts offered by General American Life Insurance Company ("General American"). These contracts, collectively referred to as the "Contract" or the "Contracts" in this Prospectus, are designed to aid individuals in long-term financial planning and provide for the accumulation of capital on a tax-favored basis for retirement or other long-term purposes. The Contracts may be purchased with a single minimum Initial Purchase Payment of $2,000.


Prior to the Annuity Date, the Contract Owner may direct that Purchase Payments accumulate on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. The Contract Owner has significant flexibility in determining the frequency and amount of each Purchase Payment. The Contract Owner may elect to receive Annuity Payments on a variable basis, fixed basis, or a combination of both. The Contract Owner also has significant flexibility in determining the Annuity Date on which Annuity Payments are scheduled to commence. Full surrenders or partial withdrawals may be made at any time prior to the Annuity Date, although in many circumstances they may be subject to a surrender charge and a Federal penalty tax. Any amount surrendered or withdrawn will be paid in a lump sum, or upon annuitization, the Contract will be paid out under one of the available Annuity Options. The Contracts provide the flexibility necessary to permit a Contract Owner to devise an annuity that best fits his or her needs.

Purchase Payments may be allocated all or in part to General American Separate Accounts Twenty-Eight and Twenty-Nine. Assets of the Separate Accounts are invested in Divisions which invest in Funds of GT Global Variable Investment Funds. A list of the Funds can be found in the accompanying Prospectus for the GT Global Variable Investment Funds. In most states, the Contract Owner may also allocate all or part of the Purchase Payments to the Fixed Account of General American which provides a guaranteed rate of return for a specified period.

This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contracts and the Divisions is available free if you write General American at the address above or by calling (800) 237-6580. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and as amended or supplemented from time to time, is incorporated herein by reference. The table of contents of the Statement of Additional Information can be found at the end of this Prospectus.

--------------------------------------------------------------------------------

      This Prospectus Must Be Accompanied By A Current Prospectus For the
                      GT Global Variable Investment Funds.

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION  NOR HAS  THE  COMMISSION PASSED  UPON  THE  ACCURACY
   OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY  REPRESENTATION  TO  THE CONTRARY
                                           IS A CRIMINAL OFFENSE.

   Please Read This Prospectus Carefully And Retain It For Future Reference.


                 The Date of This Prospectus is April 1, 1998.


  The Contract is available in all states except New York. Certain investment options
                      may not be available in all States.

THIS PROSPECTUS DOES  NOT CONSTITUTE AN  OFFERING IN ANY  JURISDICTION IN  WHICH
 SUCH  OFFERING  MAY  NOT  LAWFULLY  BE MADE.  NO  DEALER,  SALESMAN,  OR OTHER
   PERSON   IS   AUTHORIZED   TO   GIVE   ANY   INFORMATION   OR   MAKE   ANY
     REPRESENTATIONS  IN  CONNECTION WITH  THIS  OFFERING OTHER  THAN THOSE
      CONTAINED IN  THIS PROSPECTUS,  AND, IF  GIVEN OR  MADE, SUCH  OTHER
             INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               Prospectus Page 1

                               TABLE OF CONTENTS

------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
DEFINITIONS...............................................................................          4
SUMMARY OF CONTRACT FEES AND EXPENSES.....................................................          6
HISTORICAL CHARTS OF UNITS AND UNIT VALUES................................................          8
QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................................         10
GENERAL AMERICAN LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNTS.........................         12
  General American........................................................................         12
  The Separate Accounts...................................................................         12
GT GLOBAL VARIABLE INVESTMENT FUNDS.......................................................         13
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS......................................         13
THE CONTRACTS.............................................................................         14
  Right to Examine........................................................................         14
  Contract Application and Purchase Payments..............................................         14
    Place, Amount and Frequency...........................................................         14
    Account Continuation..................................................................         15
    Allocation of Net Purchase Payments...................................................         16
VARIABLE ACCOUNT..........................................................................         16
  Accumulation Units......................................................................         16
  Value of Accumulation Units.............................................................         16
  Net Investment Factor...................................................................         16
GUARANTEED INTEREST OPTIONS...............................................................         17
  Guarantee Periods.......................................................................         17
  Guaranteed Interest Rates...............................................................         17
TRANSFER PRIVILEGE........................................................................         18
DOLLAR COST AVERAGING.....................................................................         18
PERSONAL PORTFOLIO REBALANCING............................................................         19
INTEREST SWEEP............................................................................         19
CONTRACT OWNER INQUIRIES..................................................................         20
CHARGES AND DEDUCTIONS....................................................................         20
  Administrative Charges..................................................................         20
    Annual Contract Fee...................................................................         20
    Transfer Fee..........................................................................         20
    Special Handling Fees.................................................................         21
  Surrender Charge........................................................................         21
  Mortality and Expense Risk Charge.......................................................         22
  Premium Tax.............................................................................         22
  Other Taxes.............................................................................         23
  Fees and Expenses of the Funds..........................................................         23
YIELDS AND TOTAL RETURNS..................................................................         23
DISTRIBUTIONS UNDER THE CONTRACT..........................................................         25
  Cash Withdrawals........................................................................         25
  Systematic Withdrawal Plan..............................................................         26
  Interest Change Adjustment..............................................................         26
  Annuity Provisions......................................................................         27
  Annuity Date............................................................................         27

                               Prospectus Page 2

                                                                                              Page
                                                                                            ---------
  Annuity Options.........................................................................         27
    Election of Annuity Options...........................................................         27
    The Options Available.................................................................         27
    Calculation of Payments...............................................................         28
    Value of Variable Annuity Payments....................................................         28
  Deferment of Payment....................................................................         28
  The Beneficiary.........................................................................         29
  Death Benefits..........................................................................         29
    Death of a Contract Owner who is the Annuitant........................................         29
    Death of a Contract Owner who is not the Annuitant....................................         29
    Death of the Annuitant who is not a Contract Owner....................................         29
    Other Provisions......................................................................         29
  Amount of Death Benefit.................................................................         30
  Death Benefit Reset Amount..............................................................         30
  Assignments and Changes of Ownership....................................................         30
FEDERAL TAX MATTERS.......................................................................         31
  Introduction............................................................................         31
  Taxation of General American............................................................         31
  Tax Status of the Contracts.............................................................         31
    Diversification.......................................................................         31
    Investor Control......................................................................         31
    Required Distributions................................................................         32
  Taxation of Annuities...................................................................         32
    In General............................................................................         32
    Withdrawals and Surrenders............................................................         32
    Annuity Payments......................................................................         33
    Penalty Tax...........................................................................         33
    Taxation of Death Benefit Proceeds....................................................         33
    Transfers, Assignments or Exchanges of the Contract...................................         33
    Multiple Contracts....................................................................         34
    Withholding...........................................................................         34
    Possible Changes in Taxation..........................................................         34
    Other Tax Consequences................................................................         34
    Qualified Contracts...................................................................         34
  Individual Retirement Annuities and Accounts............................................         34
  Code Section 403(b) Plans...............................................................         35
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............................         35
  Deferred Compensation Plans.............................................................         35
  Restrictions under Qualified Contracts..................................................         35
VOTING RIGHTS.............................................................................         36
PRINCIPAL UNDERWRITER.....................................................................         37
FINANCIAL STATEMENTS......................................................................         37
STATEMENT OF ADDITIONAL INFORMATION.......................................................         38
APPENDIX A -- Surrender Charge Calculations...............................................         39
APPENDIX B -- Interest Change Adjustment Calculations.....................................         40

                               Prospectus Page 3

                                  DEFINITIONS

--------------------------------------------------------------------------------

ACCUMULATED VALUE -- The value under the Contract prior to the Annuity Date of all Net Purchase Payments, plus all interest credits or all gains and losses, less any past charges deducted or amounts previously withdrawn.

ACCUMULATION UNIT -- An accounting unit of measure used to determine the value of a Division prior to the Annuity Date.

ANNUITANT -- The individual upon whose life Annuity Payments are based and who may receive payments from the Contract under an Annuity Option.

ANNUITY DATE -- The date on which Annuity Payments begin.

ANNUITY OPTION -- One of several ways in which Annuity Payments may be made.

ANNUITY PAYMENT -- One of a series of payments made under an Annuity Option.

ANNUITY SERVICE OFFICE -- The service office of the Company is General American, GT Global Department, P.O. Box 66821, St. Louis, Missouri 63166-6821.

ANNUITY UNIT -- An accounting unit of measure used to calculate variable Annuity Payments.

BENEFICIARY -- The person or legal entity that may receive any benefits due under the Contract in the event of the Annuitant's or Contract Owner's death.

BUSINESS DAY -- A day on which both General American and the New York Stock Exchange ("NYSE") are open for business. The following days are not business days for General American: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving, and Christmas Day.

CODE -- The Internal Revenue Code of 1986, as amended.


CONTRACT -- The document for each Contract Owner which evidences the coverage of the Contract Owner. The Contract, any of its riders, endorsements, amendments, and the Contract Application (if any), a copy of which is attached to and made a part hereof, are the entire Contract.


CONTRACT APPLICATION -- The document signed by the Contract Owner that evidences the Contract Owner's application for the Contract.

CONTRACT OWNER ("YOU", "YOUR") -- The person, persons or entity entitled to exercise all rights and privileges or ownership as stated in the Contract and in whose name the Contract is issued.

CONTRACT OWNER'S ACCOUNT -- An account established for each Contract Owner.

CONTRACT YEAR -- A continuous twelve month period commencing on the Date of Issue and each anniversary, thereof.

DATE OF ISSUE -- The date the Initial Purchase Payment is invested in the Contract.

DIVISION -- A Division of Separate Account Twenty-Eight or Twenty-Nine. Each Division invests solely in its corresponding GT Global Variable Investment Fund and takes the name of the Fund in which it invests.

EXPIRATION DATE -- The expiration date of the Guarantee Period of the Fixed Account. This date will be the day before the date that a Net Purchase Payment or transfer occurred, plus the number of calendar years in the Guarantee Period.

FIXED ACCOUNT -- An account that consists of all of our assets other than those in the Separate Accounts or any other of our segregated investment accounts. The Fixed Account may not be available in all jurisdictions.

FUND (OR FUNDS) -- The separate investment portfolios of GT Global Variable Investment Funds.

GENERAL AMERICAN ("COMPANY", "WE", "US", "OUR") -- General American Life Insurance Company, a Missouri company.

GT GLOBAL VARIABLE INVESTMENT FUNDS -- Refers to a portfolio of either G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust or the two together.

GUARANTEED INTEREST OPTIONS -- One of several investment options in which General American guarantees the repayment of the principal amount and payment of a fixed rate of interest, less charges, for a specified Guarantee Period. Amounts

                               Prospectus Page 4
allocated by Contract Owners to a Guaranteed Interest Option will be invested in General American's Fixed Account.

GUARANTEE PERIOD -- A period of time during which a specified rate of return is promised by the Company under a Guaranteed Interest Option.

INITIAL PURCHASE PAYMENT -- The first payment which the Contract Owner makes.

NET PURCHASE PAYMENT -- A Purchase Payment, less any applicable deduction for premium or other tax.


NONQUALIFIED CONTRACTS -- Contracts that do not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code. Earnings on these Contracts currently receive special Federal income tax treatment.


PAYEE -- The Contract Owner, Annuitant, Beneficiary, or any other person, estate or legal entity to whom benefits are to be paid.

PURCHASE PAYMENT -- Any payment or sum received by the Company from the Contract Owner.


QUALIFIED CONTRACTS -- Contracts purchased in connection with a retirement plan that receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.


RIGHT TO EXAMINE PERIOD -- The period during which the Contract can be cancelled and treated as void from the Date of Issue.

SEPARATE ACCOUNT -- A segregated investment account created by General American. The Separate Accounts for this Contract are numbers Twenty-Eight and Twenty-Nine. Each is registered with the Securities and Exchange Commission as a unit investment trust and meets the definition of a "separate account" under the Federal securities laws.

VALUATION PERIOD -- A period commencing at the close of business each Business Day and ending at the close of business of the following Business Day.

WRITTEN NOTICE (OR WRITTEN REQUEST) -- A notice or request in writing signed by the Contract Owner and received by our Annuity Service Office. Such a request must be in a format and have content acceptable to General American.

                               Prospectus Page 5

                          SUMMARY OF CONTRACT FEES AND
                                    EXPENSES

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

SALES LOAD imposed on Purchase:........       None

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE):

Ten percent (10%) of the Accumulated Value may be withdrawn without surrender charge each Contract Year. Twenty percent (20%) of the Accumulated Value may be withdrawn without surrender charge if no withdrawals were made in the prior Contract Year. The annual free withdrawal amount will equal the appropriate percentage of the Accumulated Value on the date that the first partial withdrawal is made in the Contract Year. The free withdrawal amount does not apply upon full surrender. After a Net Purchase Payment has been held by the Company for six complete years it may be withdrawn free of any surrender charge. For Net Purchase Payments held by the Company for less than six complete years, surrender charges are as follows (expressed as a percentage of Net Purchase Payments withdrawn):


  YEARS SINCE RECEIPT OF       SURRENDER CHARGE
   NET PURCHASE PAYMENT           PERCENTAGE
---------------------------  ---------------------
                 0                        6%
                 1                        5%
                 2                        4%
                 3                        3%
                 4                        2%
                 5                        1%
                 6                        0%

TRANSFER FEE: The lesser of $25.00 or 2% of the amount transferred. The fee applies to each transfer in excess of twelve during the Contract Year, excluding transfers made under the dollar cost averaging, personal portfolio rebalancing or interest sweep programs.

ANNUAL CONTRACT FEE: The lesser of $30.00 or 2% of Accumulated Value if the Accumulated Value is less than $20,000. If the Accumulated Value is $20,000 or greater, or if all assets are invested in the Fixed Account, the contract fee is waived.

SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risk charge           1.25%
Administrative expense charge                .15%
Other fees and expenses                      .00%
                                        ---------
Total Separate Account annual expenses      1.40%
                                        ---------
                                        ---------

COMBINED ANNUAL EXPENSES OF FUNDS
UNDERLYING EACH DIVISION:
(expressed as a percentage of net assets)


                               INVESTMENT
                               MANAGEMENT      OTHER EXPENSES   TOTAL EXPENSES
                              AND ADMINIS-       AFTER REIM-      AFTER REIM-
GT GLOBAL                     TRATION FEES       BURSEMENT*       BURSEMENT*
--------------------------  -----------------  ---------------  ---------------
Variable New Pacific Fund            1.00%             0.25%            1.25%
Variable Europe Fund                 1.00%             0.25%            1.25%
Variable Latin America
 Fund                                1.00%             0.25%            1.25%
Variable America Fund**              0.75%             0.23%            0.98%
Variable International
 Fund                                1.00%             0.25%            1.25%
Variable Infrastructure
 Fund                                1.00%             0.25%            1.25%
Variable Natural Resources
 Fund                                1.00%             0.25%            1.25%
Variable Emerging Markets
 Fund                                1.00%             0.25%            1.25%
Variable Telecom-
 munications Fund**                  1.00%             0.17%            1.17%
Variable Growth & Income
 Fund                                1.00%             0.25%            1.25%
Variable Strategic Income
 Fund                                0.75%             0.25%            1.00%
Variable Global Govern-
 ment Income Fund                    0.75%             0.25%            1.00%
Variable U.S. Govern-
 ment Income Fund                    0.75%             0.25%            1.00%
Money Market Fund                    0.50%             0.25%            0.75%


------------------

* Figures in the "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" columns are restated from the amounts you would have incurred in 1997 to reflect the fees and reimbursement or waiver arrangements for 1998. If there had been no reimbursement of expenses and no expense reductions during 1997, the actual expenses of each Fund, expressed as a percentage of net assets, with Investment Management and Administration Fees stated first, then Other Expenses, followed by Total Expenses, would have been as follows: Variable New Pacific Fund, 1.00%, 0.43%, 1.43%; Variable Europe Fund, 1.00%, 0.41%, 1.41%; Variable Latin America Fund, 1.00%, 0.40%, 1.40%; Variable International Fund, 1.00%, 1.31%, 2.31%;
    Variable Infrastructure Fund, 1.00%, 0.49%, 1.49%; Variable Natural Resources Fund, 1.00%, 0.42%, 1.42%; Variable Emerging Markets Fund, 1.00%, 0.49%, 1.49%; Variable Growth & Income Fund, 1.00%, 0.27%, 1.27%; Variable Global Government Income Fund, 0.75%, 0.79%, 1.54%; Variable Strategic Income Fund, 0.75%, 0.32%, 1.07%; Variable U.S. Government Income Fund, 0.75%, 0.87%, 1.62%; Money Market Fund, 0.50%, 0.29%, 0.79%.



** No reimbursements were paid to the Variable America Fund and the Variable Telecommunications Fund as the total operating expenses were below the voluntary limit.


EXAMPLES
If you surrender your contract at the end of the applicable time period, you would pay the following

                               Prospectus Page 6
aggregate expenses per Division on a $1,000 investment, assuming 5% annual return and reimbursement of expenses, as described below:


GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      88    $     124    $     164    $     305
Variable Europe Division                   88          124          164          305
Variable Latin America Division            88          124          164          305
Variable America Division                  85          116          151          279
Variable International Division            88          124          164          305
Variable Infrastructure Division           88          124          164          305
Variable Natural Resources
 Division                                  88          124          164          305
Variable Emerging Markets
 Division                                  88          124          164          305
Variable Telecommunications
 Division                                  87          122          160          297
Variable Growth & Income Division          88          124          164          305
Variable Strategic Income
 Division                                  85          117          152          281
Variable Global Government Income
 Division                                  85          117          152          281
Variable U.S. Government Income
 Division                                  85          117          152          281
Money Market Division                      83          109          139          255


If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses per Division on the same investment:


GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      28    $      84    $     144    $     305
Variable Europe Division                   28           84          144          305
Variable Latin America Division            28           84          144          305
Variable America Division                  25           76          131          279
Variable International Division            28           84          144          305
Variable Infrastructure Division           28           84          144          305
Variable Natural Resources
 Division                                  28           84          144          305
Variable Emerging Markets
 Division                                  28           84          144          305
Variable Telecommunications
 Division                                  27           82          140          297
Variable Growth & Income Division          28           84          144          305
Variable Strategic Income
 Division                                  25           77          132          281
Variable Global Government Income
 Division                                  25           77          132          281
Variable U.S. Government Income
 Division                                  25           77          132          281
Money Market Division                      23           69          119          255



If you annuitize at the end of the applicable time period, you would pay the following aggregate expenses per Division:



GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      88    $     124    $     144    $     305
Variable Europe Division                   88          124          144          305
Variable Latin America Division            88          124          144          305
Variable America Division                  85          116          131          279
Variable International Division            88          124          144          305
Variable Infrastructure Division           88          124          144          305
Variable Natural Resources
 Division                                  88          124          144          305
Variable Emerging Markets
 Division                                  88          124          144          305
Variable Telecommunications
 Division                                  87          122          140          297
Variable Growth & Income Division          88          124          144          305
Variable Strategic Income
 Division                                  85          117          132          281
Variable Global Government Income
 Division                                  85          117          132          281
Variable U.S. Government Income
 Division                                  85          117          132          281
Money Market Division                      83          109          119          255



For the purposes of calculating the values in the above examples, the Company has translated the administration fees into an annual asset charge of 0.070%, based on the total annual administrative charges collected in 1997 divided by the average total assets held under the Contracts offered by this Prospectus.


The purpose of the table above is to help you understand the costs and expenses that a variable annuity Contract Owner will bear directly or indirectly. Note that the expense amounts in the examples are aggregate amounts for the Divisions and the Funds for the number of years indicated. For a more complete description of the GT Global Variable Investment Funds' fees and expenses, see the Funds' Prospectus. For all GT Global Variable Investment Funds, the expenses shown under "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" reflect reimbursement by Chancellor LGT Asset Management, Inc. ("the Manager") of certain expenses incurred by each Fund. From time to time, the Manager in its sole discretion may waive receipt of its fees and voluntarily assume certain Fund expenses. The Manager currently has undertaken to assume the expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Fund, to the extent such expenses exceed the Investment Management and Administration fees, as set forth above, by more than 0.25%. The examples above are not a representation of past or future expenses, and the Funds' actual expenses may be higher or lower than those shown. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

                               Prospectus Page 7

                         HISTORICAL CHARTS OF UNITS AND
                                  UNIT VALUES

--------------------------------------------------------------------------------


The initial value of an accumulation unit in Separate Account Twenty-Eight and Separate Account Twenty-Nine was set as $12.00. The charts below show accumulation unit values and the numbers of units outstanding from inception of each Division through December 31, 1997. There can be no assurance that the future investment performance of these Separate Account Divisions will be comparable to past performance.


CHART 1 -- SEPARATE ACCOUNT TWENTY-EIGHT


                               ACCUMULATION                       TOTAL UNITS
                                UNIT VALUE:     ACCUMULATION     OUTSTANDING,
                               BEGINNING OF      UNIT VALUE:     END OF PERIOD
                     YEAR         PERIOD        END OF PERIOD   (IN THOUSANDS)
                   ---------  ---------------  ---------------  ---------------
Money Market
 Division               1997         13.30            13.75            1,943
                        1996         12.87            13.30            1,490
                        1995         12.40            12.87            1,158
                        1994         12.15            12.40            1,572
                        1993         12.00*           12.15              303
Variable
 Strategic Income
 Division               1997         17.46            18.45            1,505
                        1996         14.56            17.46            1,807
                        1995         12.36            14.56            1,737
                        1994         15.11            12.36            1,886
                        1993         12.00*           15.11            1,187
Variable Global
 Government
 Income Division        1997         13.95            14.36              571
                        1996         13.33            13.95              743
                        1995         11.66            13.33              893
                        1994         12.95            11.66              825
                        1993         12.00*           12.95              464
Variable U.S.
 Government
 Income Division        1997         13.29            14.19              515
                        1996         13.18            13.29              410
                        1995         11.65            13.18              452
                        1994         12.61            11.65              205
                        1993         12.00*           12.61               69


------------------
*   At inception on February 10, 1993.


CHART 2 -- SEPARATE ACCOUNT TWENTY-NINE

                                                          ACCUMULATION   ACCUMULATION    TOTAL UNITS
                                                          UNIT VALUE:    UNIT VALUE:     OUTSTANDING,
                                                          BEGINNING OF      END OF      END OF PERIOD
                                                    YEAR     PERIOD         PERIOD      (IN THOUSANDS)
                                                    ----  ------------   ------------   --------------
Variable New Pacific Division                       1997     17.41          10.11           1,518
                                                    1996     13.48          17.41           1,776
                                                    1995     13.70          13.48           1,687
                                                    1994     15.87          13.70           1,410
                                                    1993     12.00*         15.87             492
Variable Europe Division                            1997     20.62          23.41           1,166
                                                    1996     16.05          20.62           1,182
                                                    1995     14.84          16.05             970
                                                    1994     15.14          14.84           1,007
                                                    1993     12.00*         15.14             349
Variable America Division                           1997     23.02          26.08           1,679
                                                    1996     19.69          23.02           1,802
                                                    1995     15.93          19.69           1,906
                                                    1994     13.59          15.93             953
                                                    1993     12.00*         13.59             117
Variable Growth & Income Division                   1997     17.47          20.02           2,506
                                                    1996     15.23          17.47           2,080
                                                    1995     13.37          15.23           2,002
                                                    1994     13.96          13.37           1,908
                                                    1993     12.00*         13.96             827
Variable Latin America Division                     1997     16.98          19.18           1,429
                                                    1996     14.06          16.98           1,292
                                                    1995     18.79          14.06           1,380
                                                    1994     17.46          18.79           1,412
                                                    1993     12.00*         17.46             463
Variable Telecom-
 munications Division                               1997     19.76          22.33           3,030
                                                    1996     16.79          19.76           3,177
                                                    1995     13.77          16.79           3,019
                                                    1994     13.03          13.77           2,612
                                                    1993     12.00*         13.03             605
Variable International Division                     1997     11.70          12.34             454
                                                    1996     10.94          11.70             384
                                                    1995     11.22          10.94             314
                                                    1994     12.00          11.22             172
Variable Emerging Markets Division                  1997     14.06          11.96           1,361
                                                    1996     10.88          14.06           1,234
                                                    1995     11.93          10.88             809
                                                    1994     12.00          11.93             574


                               Prospectus Page 8

CHART 2 -- SEPARATE ACCOUNT TWENTY-NINE (CONT.)

                                                          ACCUMULATION   ACCUMULATION    TOTAL UNITS
                                                          UNIT VALUE:    UNIT VALUE:     OUTSTANDING,
                                                          BEGINNING OF      END OF      END OF PERIOD
                                                    YEAR     PERIOD         PERIOD      (IN THOUSANDS)
                                                    ----  ------------   ------------   --------------
Variable Natural Resources Division                 1997     21.57          21.54             763
                                                    1996     14.47          21.57             746
                                                    1995     12.00          14.47              86
Variable Infrastructure Division                    1997     16.13          16.71             518
                                                    1996     13.10          16.13             366
                                                    1995     12.00          13.10             113


------------------
* At inception on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Division which commenced operations on July 12, 1994; the Variable Emerging Markets Division, which commenced operations on July 6, 1994; and the Variable Natural Resources Division and the Variable Infrastructure Division, which both commenced operations on January 31, 1995.

                               Prospectus Page 9

                          QUESTIONS AND ANSWERS ABOUT
                                  THE CONTRACT

--------------------------------------------------------------------------------

The following section contains brief questions and answers about the Contract. Reference should be made to the body of this Prospectus for more detailed information. With respect to the Contract, it should be noted that the requirements of a Qualified Contract, an endorsement to the Contract, or limitations or penalties imposed by the Code may impose limits or restrictions on payments, surrenders, distributions, or benefits, or on other provisions of the Contracts, and these short questions do not describe any such limitations or restrictions. (See "Federal Tax Matters")

1. WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows you to accumulate funds on a tax-favored basis and to receive Annuity Payments when desired, based on the investment experience of the assets underlying the Contracts. The Contracts are designed for use in connection with nonqualified and certain qualified retirement plans.


A Contract may be purchased with proceeds from sources that do not qualify for special tax treatment. The source of the proceeds affects the way Annuity Payments are taxed, but not the operation of the Contracts. (See "Federal Tax Matters" )

You can allocate Purchase Payments to the Separate Accounts and the Fixed Account. The Division of the Separate Accounts will invest in the Funds of GT Global Variable Investment Funds in accordance with your instructions. Because Annuity Payments and Accumulated Values depend on the investment experience of the selected Divisions, you bear the entire investment risk under these Contracts for amounts allocated to the Divisions of the Separate Accounts. Purchase Payments may also be allocated, in whole or in part, to the Guaranteed Interest Options of the Fixed Account.

2. WHAT IS AN ANNUITY AND WHY MAY BENEFITS VARY?
An annuity provides for a series of Annuity Payments beginning on the Annuity Date. You may select from a number of Annuity Options, including Annuity Payments for the life of the Annuitant (or the Annuitant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments, or for a designated period. Annuity Payments which are guaranteed throughout the payment period are referred to in this Prospectus as "Guaranteed Annuity Payments." Annuity Payments which vary in accordance with the investment experience of the Divisions selected by you are referred to in this Prospectus as "variable Annuity Payments."

3. WHAT TYPES OF INVESTMENTS UNDERLIE THE SEPARATE ACCOUNTS?
Currently, the Separate Accounts invest in shares of G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust (together, "GT Global Variable Investment Funds"). Both are management investment companies offering access to investments managed by the Manager. A list of the Funds currently offered is given in the prospectus for the GT Global Variable Investment Funds, which must accompany this Prospectus.

4. HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract with a single minimum Initial Purchase Payment of $2,000. Subsequent Purchase Payments generally may be made at any time prior to the Annuity Date as long as the Annuitant is living. (See "Contract Application and Purchase Payments")

5. HOW DO I ALLOCATE NET PURCHASE PAYMENTS?
Net Purchase Payments may be allocated among one or more of the Divisions, and/or Guaranteed Interest Options in accordance with the allocation percentages selected by you in your Contract Application. The initial allocations must be in whole percents totaling 100% and involve amounts of at least $500 per Division or Guaranteed Interest Option. Allocations for additional Net Purchase Payments may be changed by sending Written Notice to us. (See "Allocation of Net Purchase Payments")

Net Purchase Payments or portions of Net Purchase Payments allocated to the Guaranteed Interest Options will accrue interest at a rate of at least 3% compounded annually and may also be subject to an interest change adjustment. (See "Guaranteed Interest Options")

                               Prospectus Page 10

6. CAN I TRANSFER AMOUNTS AMONG THE DIVISIONS?
Transfers among the Divisions or to and from the Guaranteed Interest Options can be made subject to certain limitations. (See "Transfer Privilege")

7. CAN I GET TO MY MONEY IF I NEED IT?
All or part of the Accumulated Value of the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Date. However, amounts withdrawn may be subject to a surrender charge depending on how long the withdrawn Net Purchase Payments have been invested in the Contract. In addition, withdrawals of Accumulated Value from the Fixed Account will, except within 30 days of the expiration of the Guarantee Period, be subject to an interest change adjustment and certain surrenders may be subject to a Federal penalty tax. (See "Distributions under the Contract", "Interest Change Adjustment", and "Federal Tax Matters")

8. WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACTS?
We deduct a daily charge equal to a percentage of the value of the net assets in the Divisions for the mortality and expense risks assumed by us and for the cost of administering these Contracts. The annual rate of this charge is 1.40% (1.25% for mortality and expense risk and .15% for administrative expenses). In addition, Contracts with Accumulated Values of less than $20,000 on the Contract Anniversary may be assessed an annual contract fee equal to the lesser of $30 or 2% of Accumulated Value in Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, subject to limitations. (See "Administrative Charges")

In order to permit investment of the entire Net Purchase Payment, we currently do not deduct a sales load at the time of investment. However, a surrender charge is imposed on certain full or partial withdrawals from the Contracts to cover expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses. The surrender charge, calculated as a percentage of each Net Purchase Payment, will apply to Net Purchase Payments for six years from the date each such Net Purchase Payment is received. The surrender charge ranges from 6% during the first Contract Year after a Net Purchase Payment is received, to 1% during the sixth year after such a Net Purchase Payment is received. (See "Surrender Charge") Also, premium tax may be deducted, if applicable. Certain states impose a premium tax, currently ranging up to 3.5% (See "Premium Tax")

9. WHAT ANNUITY OPTIONS ARE AVAILABLE UNDER THE CONTRACTS?
You may receive Annuity Payments on a variable basis or a fixed basis or both. You also have flexibility in choosing the Annuity Date, subject to current laws.

Four Annuity Options are included in the Contract: (1) Life Annuity; (2) Life Annuity, with 60, 120, 180, or 240 Monthly Payments Guaranteed; (3) Joint and Survivor Income for Life; and (4) Income for a Fixed Period which may range from five to thirty years. (See "Annuity Options")

10. CAN THE CONTRACT BE CANCELLED AFTER IT IS DELIVERED?
The Contract contains a provision for a Right to Examine Period which permits you to cancel the Contract by returning it to us at our Annuity Service Office, or to the registered representative through whom it was purchased, within ten days of receipt of the Contract. (This period is normally ten days, but some states require a different time for the Right to Examine.) You will then receive from us the refund made on the Contract. The amount of the refund will depend upon the state in which the Contract is issued. Usually it will be an amount equal to the Accumulated Value in any Separate Account Division and any Purchase Payments allocated to the Fixed Account, without any deduction for premium tax, surrender charge, or administrative charges. Some states require that we return the Purchase Payments made on the Contract.

11. WHOM DO I CALL IF I HAVE QUESTIONS ABOUT MY CONTRACT?
Any questions about privileges or your Contract will be answered by our Annuity Service Office, General American, GT Global Department, P.O. Box 66821, St. Louis, Missouri, 63166-6821, (800) 237-6580. All inquiries should include the Contract number and the Contract Owner's name.

12. WHAT CAN I EXPECT TO RECEIVE FROM GENERAL AMERICAN?
Confirmations will be mailed to you for any financial transactions that take place, and quarterly statements will be sent showing the Accumulated Value in each Division, the Accumulated Value in the Guaranteed Interest Options, and any Purchase Payments, charges, transfers, partial withdrawals, or surrenders during the time period covered. In addition, we will send you financial reports of the Separate Accounts and for the GT Global Variable Investment Funds.

                               Prospectus Page 11

                        GENERAL AMERICAN LIFE INSURANCE
                       COMPANY AND THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

GENERAL AMERICAN
General American Life Insurance Company ("General American") is a stock life insurance company wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law. General American was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is (314) 231-1700. It is licensed to do business in 49 states of the United States, the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

General American conducts a conventional life insurance business. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of General American to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

THE SEPARATE ACCOUNTS
The Separate Accounts were established on May 28, 1992, pursuant to authorization by the Board of Directors of General American. Although they are an integral part of General American and not separate corporations, the Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of General American by the SEC.

Purchase Payments may be received by the Separate Accounts from individual variable annuity contracts that are Qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such Purchase Payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under Missouri law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to Annuity Payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that General American may conduct. The income, gains, and losses, whether or not realized, from the assets of each Division of a Separate Account are credited to or charged against that Division without regard to any other income, gains, or losses.

Separate Account Twenty-Eight currently has four Divisions, each of which invests solely in a corresponding GT Global Variable Investment Fund. These are:

GT Global Variable Strategic Income Division
GT Global Variable Global Government Income
 Division
GT Global Variable U.S. Government Income
 Division
GT Global Money Market Division

Separate Account Twenty-Nine currently has ten Divisions, each of which invests solely in a corresponding GT Global Variable Investment Fund. These are:

GT Global Variable New Pacific Division
GT Global Variable Europe Division
GT Global Variable Latin America Division
GT Global Variable America Division
GT Global Variable International Division
GT Global Variable Infrastructure Division
GT Global Variable Natural Resources
 Division
GT Global Variable Emerging Markets Division
GT Global Variable Telecommunications
 Division
GT Global Variable Growth & Income Division

                               Prospectus Page 12

                                   GT GLOBAL
                           VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Each of the GT Global Variable Investment Funds (each, a "Fund", collectively, the "Funds") described above is a separate investment portfolio of either G.T. Global Variable Investment Series ("Series") or G.T. Global Variable Investment Trust ("Trust"). Each Fund has its own investment objectives, policies, and limitations and invests directly in a portfolio of securities or other investments. The Series and Trust are each organized as a Massachusetts business trust and each is registered under the 1940 Act as an open-end management investment company of the series type. Variable New Pacific Fund, Variable Europe Fund, Variable America Fund, Variable International Fund and Money Market Fund are part of the Series. Variable Latin America Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable Growth & Income Fund, Variable Global Government Income Fund, Variable Strategic Income Fund, and Variable U.S. Government Income Fund are part of the Trust.


Chancellor LGT Asset Managements, Inc. ("the Manager") is the investment manager and administrator of each Fund. On January 30, 1998, Liechtenstein Global Trust, AG ("LGT"), the indirect parent organization of GT Global Inc. and Chancellor LGT, entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes Chancellor LGT (the "Purchaser"). AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the purchase is subject to a number of contingencies, including regulatory approvals. The transaction would constitute an assignment of, and thereby result in the termination of, the Companies' investment management agreements with Chancellor LGT. Accordingly, the Companies' Board of Trustees have approved, subject to shareholder approval, new investment management and administration agreements between A I M Advisors, Inc. ("A I M"), a wholly-owned subsidiary of AMVESCAP, and the Companies, and sub-advisory and sub-administration agreements between A I M and Chancellor LGT, which will become a separate, indirect wholly-owned subsidiary of AMVESCAP. Under the new agreements, A I M would serve as investment manager and administrator and Chancellor LGT would serve as investment sub-adviser and sub-administrator of the Companies. In addition to shareholder approval, implementation of the new investment advisory arrangements is contingent upon the consummation of the Purchase.



The Board of Trustees of the Companies have also approved the following matters, subject to shareholder approval:



1.  Amendments to the fundamental investment restrictions of each Fund.



2. The reorganization of the Companies from Massachusetts business trusts into Delaware business trusts.



A special meeting of shareholders of the Companies will be held on May 20, 1998 to consider and vote on, among other proposals, the matters noted above that require shareholder approvals. If the matters are approved by shareholders and the Purchase consummated, it is anticipated that the changes described above will become effective on or about June 1, 1998.


Detailed information concerning the Funds, their investment objectives and policies, and the charges levied upon them can be found in the current Prospectus for the GT Global Variable Investment Funds, which accompanies this Prospectus. General American assumes no responsibility for the Prospectus of the GT Global Variable Investment Funds. Each Prospectus should be read carefully before any decision is made concerning the allocation of Purchase Payments to a Division that corresponds to a particular Fund.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

                               Prospectus Page 13

                            ADDITIONS, DELETIONS OR
                          SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------

General American reserves the right, subject to applicable law and to the plans of Operations for the Separate Accounts, to make additions to, deletions from, or substitutions for the shares of a Fund that are held or purchased by the Separate Accounts for the Divisions. General American reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund of GT Global Variable Investment Funds or of another registered open-end investment company, if the shares of a Fund are no longer available for investment, or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Accounts. General American will not replace any shares attributable to a Contract Owner's interest in a Division of the Separate Accounts without at least thirty days Written Notice to the Contract Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

General American also reserves the right to establish additional Divisions of the Separate Accounts, each of which would invest in a new Fund of G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust, or in shares of another investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of General American, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Owners on a basis to be determined by General American. To the extent approved by the SEC, General American may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, General American may make such changes it considers necessary in the Contracts by appropriate endorsement. General American will notify all Contract Owners of any such changes.

If it is deemed by General American to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Owner votes are obtained, the Separate Accounts may be:
(a) operated as management companies under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with other separate accounts of General American. To the extent permitted by applicable law, General American may also transfer the assets of the Separate Account associated with the Contracts to another separate account.

--------------------------------------------------------------------------------

                                 THE CONTRACTS

--------------------------------------------------------------------------------


The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Code as traditional Individual Retirement Annuity (IRA) plans and qualified plans under Sections 401 and 457. The Contract is also available to individuals not entitled to any special tax benefits under the Code. The rights and benefits of the Contracts are described below and in the Contract; however, General American reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.


RIGHT TO EXAMINE
The Contract Owner may cancel the Contract during the Right to Examine Period starting after

                               Prospectus Page 14
the Contract Owner receives the Contract. This period is normally ten days, but some states require a different time for the Right to Examine. Upon receipt of a Written Request for cancellation by General American's Annuity Service Office or by the registered representative through whom it was purchased, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it will usually be an amount equal to the Accumulated Value in any Separate Account Division and any Purchase Payments allocated to the Fixed Account, without any deduction for premium tax, surrender charge, interest change adjustment, or administrative charges. As to Accumulated Value in a Division, the daily charge for mortality and expense risks and certain operating expenses of the corresponding Funds will not be returned. In some states applicable law requires that the amount of the Purchase Payment be returned.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

(A) PLACE, AMOUNT AND FREQUENCY

Purchase Payments are to be paid to the Company at its Annuity Service Office or to a broker/dealer where such broker/dealer has made special arrangements with the Company for collection of Purchase Payments. All Purchase Payments received at the Annuity Service Office before the close of the NYSE (3:00 p.m. St. Louis
Time) on any Business Day will be considered received on that Business Day. Payment by electronic funds transfer from broker/dealers with whom an arrangement has been entered into will be considered received on the Business Day Written Notice of such payment is received by the Annuity Service Office, provided that such Written Notice is received before the close of the NYSE on that Business Day, and the funds transferred are actually received at the Annuity Service Office by 9:00 a.m. St. Louis time on the next Business Day.

The amount of Purchase Payments may vary; however, the Company will not accept an Initial Purchase Payment which is less than $2,000, and each additional Purchase Payment must be at least $100.

In lieu of the initial purchase payment of $2,000, a Contract Owner may elect to deposit his or her Initial Purchase Payment in monthly installments by means of a pre-authorized check ("PAC") process. The PAC process may also be used to deposit additional Purchase Payments to an established Contract. Under the PAC process, amounts will be deducted each month from the Contract Owner's bank account and applied as Purchase Payments under a Contract. Deductions may be made on the 5th or 20th of each month as selected by the Contract Owner. The minimum monthly PAC deduction must be at least $100. PAC deposits may be made to any Division or Guaranteed Period. A Written Request must be received by the Annuity Service Office from the Contract Owner authorizing General American to debit his or her bank account.

The Contract Owner may cancel PAC at any time by sending a Written Request to the Annuity Service Office at least five business days prior to the next scheduled withdrawal. General American is not responsible for any debits made to a bank account prior to the time the Written Request for termination is received at the Annuity Service Office.

In any Contract Year after the first, General American reserves the right not to accept Purchase Payments in excess of double the amount paid in the initial Contract Year. In the first Contract Year, Purchase Payments may be limited to the greater of double the total initial premium or $25,000. The Company will notify the Contract Owner in writing, at his or her address last known to us, at least sixty days prior to exercising these rights. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract Owner's Account to exceed $1,000,000. If the value of a Contract Owner's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. In addition, the Date of Issue for the Contract can be no later than the first day of the first month following the Annuitant's 90th birthday.

A completed Contract Application and the Initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract is issued to the Contract Owner and the Initial Purchase Payment is credited to the Contract Owner's Account. The Date of Issue will be the date the Initial Purchase Payment is invested. The Initial Purchase Payment must be invested within two Business Days of receipt by the Company of a Contract Application in good order. The Company may retain the Initial Purchase Payment for up to five Business Days while attempting to complete an incomplete Contract Application. If the Contract Application cannot be made complete within five Business Days, the prospective Contract Owner will be informed of the reasons for the delay. The

                               Prospectus Page 15

Initial Purchase Payment will be returned immediately unless the prospective Contract Owner consents in writing to the Company's retaining the Initial Purchase Payment until the Contract Application is made in good order. Thereafter, the Initial Purchase Payment must be invested within two Business Days. Subsequent Net Purchase Payments are invested at the end of the Business Day during which they are received by the Company at the Annuity Service Office.

Purchase Payments may be made at any time prior to the Annuity Date, full surrender of the Contract, or death of the Annuitant or Contract Owner.

(B) ACCOUNT CONTINUATION

The Contract does not require continuing Purchase Payments and will continue in force until the earlier of the Annuity Date, surrender of the Contract, or death of the Annuitant or Contract Owner. Notwithstanding the foregoing, the Company may, after sixty days grace period following Written Notice to the Contract Owner, at its option, cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both (i) the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000, and (ii) the Accumulated Value at the end of such two year period is less than $2,000. Upon cancellation, the Company will pay the Contract Owner the Accumulated Value computed as of the Valuation Period during which the cancellation occurs less administrative charges, if applicable. Such cancellation could have adverse tax consequences. (See "Federal Tax Matters")

(C) ALLOCATION OF NET PURCHASE PAYMENTS

The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium or other tax. The initial Net Purchase Payment will be allocated among the Divisions of the Separate Accounts and Guarantee Periods of the Fixed Account in accordance with the allocation percentage specified in the particular Contract Application. The initial percentages specified in the Contract Application must be in whole percents totaling 100% and allocate amounts of at least $500 per Division or Guarantee Period.

The allocations for additional Net Purchase Payments among the Guarantee Periods and Divisions may be changed by the Contract Owner at any time by Written Request. Any allocation change will take effect with the first Purchase Payment received with or after receipt of a Written Request for change by the Company and will continue in effect until subsequently changed. If any portions of the Net Purchase Payments are received for allocation to a Guarantee Period or Division no longer offered by the Company, the Company will contact the Contract Owner to secure new allocations. Subsequent Net Purchase Payments should be at least $100. If the subsequent payment specifies allocation percentages different from the initial percentages specified in the Contract application, they must be in whole percents, and total 100%.

                                VARIABLE ACCOUNT

ACCUMULATION UNITS
The Company will establish an account in the Contract Owner's name for each Division to which the Contract Owner allocates Net Purchase Payments or transfer amounts. Net Purchase Payments and transfer amounts are allocated to Divisions and credited to such accounts in the form of Accumulation Units. The following discussion of Accumulation Units, the value of Accumulation Units and the net investment factor formula pertains only to the Divisions. The parallel discussion regarding accumulations in the Fixed Account appears elsewhere in this Prospectus. (See "Guaranteed Interest Options")

The number of Accumulation Units to be credited to each account is determined by dividing the Net Purchase Payment or transfer amount for the account by the value of an Accumulation Unit for that Division for the Valuation Period during which the Net Purchase Payment or transfer request is credited. The number of Accumulation Units in any account will be increased at the end of a Valuation Period by any Net Purchase Payments allocated to the corresponding Division during that Valuation Period and by any Accumulated Value transferred to that Division from another Division or from a Guarantee Period during that Valuation Period. The number of Accumulation Units in any account will be decreased at the end of a Valuation Period by any transfers of Accumulated Value out of the corresponding Division, by any partial withdrawals or surrenders from that Division, and by any administrative charges or surrender charge deducted from that Division during that Valuation Period.

VALUE OF ACCUMULATION UNITS
The value of Accumulation Units in each Division will vary from one Valuation Period to the next depending upon the investment results of that particular Division. The value of an Accumulation

                               Prospectus Page 16

Unit for each Division was arbitrarily set at $12 for the first Valuation Period. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor for such Division for the Valuation Period for which the value is being determined.

NET INVESTMENT FACTOR
Each Business Day we will calculate each Division's net investment factor. A Division's net investment factor measures its investment performance during a Valuation Period. The net investment factor for each Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is: (1) the net asset value per share of a Fund share held in the Division determined at the end of the current Valuation Period, plus (2) the per share amount of any dividend or capital gain distribution made by a Fund on shares held in the Division if the "ex-dividend" date occurs during the current Valuation Period.

Where (b) is: the net asset value per share of a Fund share held in the Division determined as of the end of the immediately preceding Valuation Period.

Where (c) is: a factor representing the charges deducted from the Division on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same. The value of an Annuity Unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                          GUARANTEED INTEREST OPTIONS

Net Purchase Payments applied to one of the Guaranteed Interest Options will be invested in the Fixed Account. Interests in the Fixed Account have not, and are not required to be, registered with the SEC under the 1933 Act, and neither the Fixed Account nor General American has been registered as an investment company under the 1940 Act. Therefore, the Fixed Account and interests therein are not generally subject to regulation under the 1933 Act or the 1940 Act. The following disclosure relating to the Fixed Account and related Guarantee Periods is for your information and has not been reviewed by the SEC. Nevertheless, such disclosure may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. The Fixed Account may not be available in all jurisdictions. You should ask your registered representative whether it is an option for you.

GUARANTEE PERIODS
The Company will establish an account for the Contract Owner for each Guarantee Period to which such Contract Owner allocates Net Purchase Payments or transfers. The Company has established dollar cost averaging, interest sweep, and personal portfolio rebalancing Guarantee Periods for the purpose of facilitating the dollar cost averaging, interest sweep, and personal portfolio rebalancing programs. The Contract Owners may select one or more Guarantee Period(s) from among those we make available. Each Guarantee Period will have a duration of at least one year. The period(s) selected will determine the guaranteed interest rate(s). A Net Purchase Payment, or the portion thereof, or the amount transferred in accordance with the transfer privilege, allocated to a particular Guarantee Period, less any amounts or charges subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the date of allocation or transfer, and end on the Expiration Date. Subsequent Guarantee Periods begin on the first day following the Expiration Date.

Any portion of a Contract Owner's Accumulated Value allocated or transferred to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. We cannot predict or guarantee the level of future Guaranteed Interest Rates, except that we guarantee that future Guaranteed Interest Rates will not be below 3%, per year compounded annually. As a result of additional Net Purchase Payments, renewals, and transfers of portions of the Contract Owner's Accumulated Value described under "See Transfer Privilege" which begin new Guarantee Periods, Guarantee Period Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus, each Guarantee Period Amount will be treated separately for purposes of determining any interest change adjustment. (See "Interest Change Adjustment")

                               Prospectus Page 17

The Company will notify the Contract Owner in writing, at his or her last known address to us, at least 30 and no more than 75 days prior to the Expiration Date of each Guarantee Period Amount. The Guarantee Period Amount will renew for a new Guarantee Period of the same duration as the previous Guarantee Period, unless the Company receives, prior to the end of the expiring Guarantee Period, written election by the Contract Owner of a different Guarantee Period from among those being offered by the Company at such time, instructions to transfer all or a portion of the Guarantee Period Amount to one or more Divisions in accordance with the transfer privilege, (see "Transfer Privilege") or instructions to withdraw all or a portion of the Guarantee Period Amount. If the previous Guarantee Period is no longer being offered by the Company, such amount will be placed in the GT Global Money Market Division, unless the Contract Owner gives us other instructions. Each new Guarantee Period Amount must be at least $500.

GUARANTEED INTEREST RATES
The Company periodically will establish an applicable guaranteed interest rate for each Guarantee Period offered by the Company. Guaranteed interest rates for the dollar cost averaging, interest sweep, and personal portfolio rebalancing Guaranteed Interest Options may be different than for other Guaranteed Interest Options with the same duration. Current Guaranteed Interest Rates may be changed by the Company at any time depending on investment interest rates available to the Company and other factors as described below. Once established, however, the rate applicable to a particular Guarantee Period Amount is guaranteed for the duration of the applicable Guarantee Period. If, however, all or part of the Accumulated Value is withdrawn from the Guaranteed Interest Options, it will be subject to any applicable surrender charge and may be subject to an interest change adjustment. (See "Interest Change Adjustment")

General American has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The determination may be influenced by, but not necessarily correspond to, interest rates generally available on the type of investments to be acquired with the Guarantee Period Amounts. General American, in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses borne by General American, and general economic trends.
GENERAL AMERICAN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. GENERAL AMERICAN CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT GENERAL AMERICAN GUARANTEES THAT FUTURE GUARANTEED INTEREST RATES WILL NOT BE BELOW 3% PER YEAR COMPOUNDED ANNUALLY.

                               TRANSFER PRIVILEGE

At any time during the accumulation period the Contract Owner may transfer all or part of the Contract Owner's Accumulated Value to one or more Divisions of the Separate Accounts and the Guarantee Periods of the Fixed Account, subject to the following conditions: (1) transfers from the Fixed Account are not allowed during the first twelve months of that Guarantee Period; (2) transfers must be made by Written Request or by telephone, provided we have a telephone authorization in good order completed by the Contract Owner; (3) transfers from a Division or a Guarantee Period must be at least $500, or the entire amount remaining in the Division or Guarantee Period, if less than $500; (4) any Contract Owner's Accumulated Value remaining in a Division or Guarantee Period may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Division; and (5) there is no limit to the number of transfers that the Contract Owner may request. However, for each transfer in excess of twelve during the Contract Year, the Company charges an amount equal to the lesser of $25 or 2% of the amount transferred, excluding transfers made under the dollar cost averaging ("DCA") program, the personal portfolio rebalancing ("PPR") program, or the interest sweep ("IS") program.

In addition, transfers from the Fixed Account will be subject to the Interest Change Adjustment unless the transfer is effective within thirty days prior to the Expiration Date applicable to the Guarantee Period Amount. Transfers involving a Division will be subject to the additional terms and conditions as may be imposed by each Division's corresponding Fund. The Contract Owner must instruct the Company as to what amounts should be transferred from each Division and Guarantee Period. Transfers made from a Guarantee Period will be made on a first-in-first-out basis (FIFO) when

                               Prospectus Page 18
more than one Guarantee Period amount exists within a Guarantee Period. A transfer will be effective on the date the request for transfer is received by the Company. Under current law, there will not be any tax liability to the Contract Owner if a Contract Owner makes a transfer. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

                             DOLLAR COST AVERAGING

The Company offers a dollar cost averaging ("DCA") program which enables a Contract Owner to pre-authorize a periodic exercise of the contractual transfer privilege described above. Contract Owners entering into a DCA agreement instruct the Company to transfer on the Business Day coincident with or subsequent to the 15th of each month a predetermined dollar amount of at least $100 per month. Transfers from the GT Global Money Market Division, GT Global Variable Growth & Income Division, GT Global Variable Strategic Income Division, GT Global Variable Global Government Income Division , the GT Global Variable U.S. Government Income Division, or the DCA Guarantee Periods will continue until the dollar amount requested has been transferred or the Accumulated Value in the Division or Guarantee Period is exhausted, whichever is sooner. The Interest Change Adjustment and waiting period are waived for DCA transfers from the Guarantee Periods. DCA transfer allocations for a Guarantee Period or Division which is no longer offered will remain in that Division until the allocation instructions are changed by the Contract Owner.

Contract Owners entering the DCA program must designate at least $2,000 for investment through DCA. Contract Owners interested in the DCA program may elect to participate in the program through a Written Request to the Company.

The DCA program is intended to permit Contract Owners to utilize "dollar cost averaging," a long-term investment method which provides for investments to be made in regular equal installments over time to control the risk of investing at the top of a market cycle. The Company makes no guarantees that DCA will result in a profit or protect against loss. Because the DCA program involves continuous investments in the Divisions regardless of fluctuating unit values of such Divisions, Contract Owners should consider their financial ability to continue to purchase through periods of fluctuating unit values. Transfers made under the DCA program are not taken into account in determining any applicable transfer fee. The Company reserves the right to modify, suspend, or terminate the DCA program at any time.

                         PERSONAL PORTFOLIO REBALANCING

Contract Owners may participate in the personal portfolio rebalancing ("PPR") program. This program enables a Contract Owner to authorize the Company to transfer all or a portion of assets of the Accumulated Value on a periodic basis in order to maintain a designated allocation among the Divisions or the PPR Guarantee Periods as selected by the Contract Owner. The Contract Owner may choose what specific investment options are included in his or her personal portfolio. The personal portfolio must contain at least two investment options and may include all available investment options. The Accumulated Value allocated to each Division increases or decreases at different rates depending on the investment performance of the Division. Personal portfolio rebalancing automatically reallocates the Accumulated Value in the Divisions and Guarantee Periods to maintain the allocation selected by the Contract Owner. The personal portfolio will automatically reallocate on the day of the month determined by the Date of Issue. If the Date of Issue is on the 29th, 30th, or 31st of any month, reallocation will take place on the 28th of each subsequent rebalancing period.

The goal of the PPR program is to assist the Contract Owners by selling the accumulation units that have appreciated most, and purchasing additional units in the Divisions or Guarantee Periods that have appreciated least. Participation in PPR does not assure the Contract Owner profit from purchases under the program nor will it prevent or lessen losses in a declining market.

A Contract Owner may select rebalancing on a monthly, quarterly, semiannual , or annual basis. The minimum amount that will be transferred from any Division or Guarantee Period under this program is the greater of $50 or 0.5% of the Accumulated Value of that Division or Guarantee Period. Currently, all Divisions and the PPR Guarantee Periods are available investment options under this program. The number of available investment options may change. The Interest Change Adjustment and waiting period are waived for personal portfolio rebalancing transfers from Guarantee Periods. The designated allocation can be changed at any time upon Written Request from the Contract Owner. Transfers made under the PPR program are not taken into account in determining

                               Prospectus Page 19
any applicable transfer fee. The Company reserves the right to modify, suspend, or terminate the PPR program at any time.

                                 INTEREST SWEEP


Contract Owners may participate in the interest sweep ("IS") program. This program enables a Contract Owner to authorize transfers of accrued interest from the IS Guarantee Periods to one or more Divisions. If the Contract Owner has allocated Net Purchase Payments or transfers to more than one IS Guarantee Period, the IS transfer will occur from the oldest IS Guarantee Period. A minimum of at least $25 from the IS Guarantee Periods will transfer to designated Divisions on the day of the month determined by the date the Written Request is received in the Annuity Service Office. If the Written Request is received on the 29th, 30th, or 31st of any month, the IS transfer will take place on the 1st of each subsequent IS period. Contract Owners may select the IS transfer on a monthly, quarterly, semiannual, or annual basis. The Interest Change Adjustment and waiting period are waived for IS transfers from Guarantee Periods. Transfers made under the IS program are not taken into account in determining any applicable transfer fee. The Company reserves the right to modify, suspend, or terminate the IS program at any time.


                            CONTRACT OWNER INQUIRIES

General American performs all administrative functions in connection with the Contracts, such as underwriting, record keeping, Contract Owner servicing, and reporting. Contract Owner inquiries should be addressed to General American Life Insurance Company, Annuity Service Office, P.O. Box 66821, St. Louis, Missouri 63166-6821, or made by calling (800) 237-6580. All inquiries should include the Contract number, Contract Owner's name, and Social Security Number.

--------------------------------------------------------------------------------

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

No deductions are made from the Initial Purchase Payment unless a state premium tax or other tax is due. (See "Premium Tax") Therefore, the full amount of the Initial Purchase Payment, less any applicable tax, is invested in one or more Divisions of the Separate Accounts and/or the Fixed Account.
ADMINISTRATIVE CHARGES

A) ANNUAL CONTRACT FEE

On the last day of each Contract Year, the Company may deduct a contract fee (referred to in the Contract as "Account Fee") as partial compensation for expenses relating to the issue and maintenance of the Contract and the Contract Owner's account. For Contracts with Accumulated Values of less than $20,000, the contract fee is equal to the lesser of $30 or 2% of the Accumulated Value for Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, but in no event may it be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992, and in no event will it exceed $50. The annual contract fee will be waived for Contracts with Accumulated Values of $20,000 or more.

The annual contract fee will be deducted from the GT Global Money Market Division or from the Division with the largest portion of Accumulated Value if no GT Global Money Market Division investment exists on the Contract Anniversary, or from the Fixed Account if no Separate Account investments exist on the Contract Anniversary. If a Contract Owner's Accumulated Value has been allocated solely to the Fixed Account during the entire previous Contract Year, no account fee will be assessed. To the extent that the contract fee is deducted from a Division, Accumulation Units will be cancelled to effect the deduction. Upon full surrender of the Contract or upon the death of the contract Owner or Annuitant, the entire annual contract fee, if applicable, will be assessed.

On occasion, the last day of a Contract Year will not fall on a Business Day. In this case, the last day of a Contract Year and the next Business Day fall in the same calendar month, administrative charges will be taken on the next Business Day. If the last day of a Contract Year and the next Business Day do not fall in the same calendar month, administrative charges will be taken on the Business Day

                               Prospectus Page 20
immediately preceding the last day of the Contract Year.

After the Annuity Date, the annual contract fee will be deducted in equal amounts from each variable Annuity Payment made during the year. No such deduction will be made from fixed Annuity Payments.

The net investment factor incorporates a charge at the end of each Valuation Period (during both the accumulation period and after Annuity Payments begin) at an annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Contract Owner's Accounts, and the Separate Accounts which exceed the revenues received from the contract fee. The Company believes the administrative expense charge and the contract fee have been set at a level that will recover no more than the actual costs associated with administering the Contract. (See "Net Investment Factor")

B) TRANSFER FEE

The Company charges an amount equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve during the Contract Year, excluding transfers made under the dollar cost averaging, personal portfolio rebalancing, or interest sweep program. This fee will be deducted from a division to which the transfer is being made.

C) SPECIAL HANDLING FEES

The Contract provides that the Company reserves the right to charge a fee to cover the Company's expenses for special handling. Items currently considered as special handling (and the current charges assessed) include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), Interest Change Adjustment estimations in excess of four annually ($10), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge). This fee will be deducted from the first available option in this list: (a) Money Market Division, (b) Variable Division with the largest Accumulated Value, (c) Guaranteed Interest Option. The fee for special handling will not exceed $50 per request. The Company does not expect to make a profit from these charges.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)
No deduction for a sales load is made from Purchase Payments. A surrender charge is imposed on certain surrenders and withdrawals to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

Upon full surrender of the Contract or partial withdrawal of Accumulated Value, General American will apply a surrender charge to the gross withdrawal amount, excluding any applicable interest change adjustment or administrative charges. This surrender charge, expressed as a percentage of each Net Purchase Payment, will apply to Net Purchase Payments for six complete years measured from the date the Net Purchase Payment is received. The surrender charge schedule is as follows:

COMPLETE YEARS SINCE RECEIPT OF NET     SURRENDER CHARGE
         PURCHASE PAYMENT                  PERCENTAGE
-----------------------------------  -----------------------
                     0                              6%
                     1                              5%
                     2                              4%
                     3                              3%
                     4                              2%
                     5                              1%
                     6+                             0%

General American offers to its officers and full-time employees (including employees of its subsidiary companies) individual variable annuity contracts with a surrender charge of 2% in the first year after receipt of the Net Purchase Payment, 1% in the second year after receipt of the Net Purchase Payment, and 0% thereafter.

A Contract Owner may make partial withdrawals up to the level of the free amount each Contract Year without incurring a surrender charge. The annual free amount will equal the appropriate percentage of the Accumulated Value on the date that the first partial withdrawal is made in the Contract Year. During the first Contract Year, the free amount will equal 10% of the Accumulated Value. Beginning with the later of the first Contract Anniversary or the 1997 Contract Anniversary, the free amount will equal 20% of the Accumulated Value if no free amounts were withdrawn in the prior Contract Year. If free amounts were withdrawn in the prior Contract Year, the free amount will equal 10% of the Accumulated Value.

The free amounts withdrawn will not reduce the Net Purchase Payments still subject to a surrender charge. The free amount does not apply upon full surrender.

After the free amount has been withdrawn, additional amounts will be withdrawn from Net Purchase Payments on a "first in first out" (FIFO) basis and

                               Prospectus Page 21
will be subject to the surrender charge noted in the above table. Net Purchase Payments which were received more than six years prior to the date of withdrawal may be withdrawn without incurring a surrender charge. After all Net Purchase Payments have been withdrawn, further withdrawals will be made from earnings without incurring a surrender charge. If the Accumulated Value is less than the Net Purchase Payments subject to a surrender charge, the surrender charge will only be applied to the Accumulated Value.

The surrender charge is not applied in the event of annuitization with General American after three Contract Years, or on death of the Annuitant if the Date of Issue is prior to the Annuitant's 80th birthday. Currently, however, General American assesses surrender charges upon annuitization within three Contract Years only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments for a period of less than ten years.

In the event that revenues from surrender charges are not sufficient to cover certain sales-related expenses, the Company will bear the shortfall; conversely, if the revenues from surrender charges exceed such expenses, the Company will retain the excess. General American does not currently believe that the surrender charge revenues will cover the expected sales-related expenses. Any shortfall will be made up from the Company's General Account which may include amounts derived from the mortality and expense risk charge described below.

See Appendix A for examples of the surrender charge calculation.

REDUCTION OF SURRENDER CHARGE FOR CONTRACTS ISSUED UNDER GROUP OR SPONSORED ARRANGEMENTS

Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. The Company may waive or reduce the surrender charge on such policies in recognition of the fact that sales efforts and administrative costs are generally lower for such classes, and sales compensation may be adjusted. The amount of any reduction will depend upon factors such as: the expected number of participants and the amount of premium payments anticipated; the nature of the group, association or class; the expected persistency and the possibility of favorable mortality; and the amount and timing of the premium payment; and any selling cost.

General American will determine the amount of reduction which is appropriate and may change the surrender charge attributable to future premiums if it does so on a basis which is uniform with respect to all similar Contract Owners. The Company may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any Contract Owner.

MORTALITY AND EXPENSE RISK CHARGE
During the accumulation period and after Annuity Payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each Valuation Period as a percentage of the Accumulated Value in the Divisions. The charge for mortality and expense risk is 1.25% annually (1.00% for mortality risk and .25% for expense risk).

The mortality risk that General American assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Annuity Payments received. The mortality risk that General American assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that General American assumes is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

PREMIUM TAX
Under the laws of certain jurisdictions, taxes are payable in respect of so-called "annuity considerations," which term in the case of applicable Contracts could include the Purchase Payment or the Accumulated Value of such Contracts. The tax rates range from 0% to 3.50%. The list of jurisdictions imposing annuity taxes follows:

                        STATE ANNUITY PREMIUM TAX RATES


                                      QUALIFIED      NONQUALIFIED
STATE                                 CONTRACTS        CONTRACTS
----------------------------------  -------------  -----------------
California                                  .50%            2.35%
District of Columbia                       2.25%            2.25%
Kentucky                                   2.00%            2.00%
Maine                                         0%            2.00%
Nevada                                        0%            3.50%
South Dakota                                  0%            1.25%
West Virginia                              1.00%            1.00%
Wyoming                                       0%            1.00%



Note: The above annuity premium tax rates are in effect as of January 1, 1998.


States not listed above currently have no premium tax on the purchase of individual variable annuity

                               Prospectus Page 22
contracts for use with nonqualified or qualified plans. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretations, both of which may affect the above list of states levying such taxes and the applicable tax rates. Particularly because a portion of the premium tax charge may be made at the time Annuity Payments commence, the above list of tax rates may not be those in effect at the time the premium tax charge is made.

General American reserves the right to defer or waive the charge assessed for premium tax in certain jurisdictions until the Contract is surrendered or until the Contract Owner's death. The Company will notify the Contract Owner in writing before exercising its right to collect deferred premium tax from the Accumulated Value.

Laws relating to premium tax and the interpretations of such laws are subject to change which may affect the deductions, if any, made under Contracts for premium tax. Some jurisdictions permit payment of premium tax on the Accumulated Value which is applied to provide an annuity. In those places, General American does not make any separate deductions for premium tax from Purchase Payments, as it is permitted to do under the Contracts, but defers any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments. (Although General American may be required in some of these jurisdictions to pay premium tax currently on surrender charges, it presently intends to pay the taxes out of the deductions and charges made against all Contracts.) General American plans, where permissible, to defer any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments, at which time the amount of any applicable premium tax will be measured by the Accumulated Value. However, in many jurisdictions the premium tax are applied to Purchase Payments, and in those cases the deductions for such taxes will be made when the Purchase Payments are received. Thus, General American reserves the right to make a separate deduction from each Purchase Payment, or from the Accumulated Value, depending on which method or combination of methods results in the appropriate deduction for applicable premium tax.

OTHER TAXES
Currently, no charge is made against the Separate Accounts for any Federal, state, or local taxes (other than premium tax) that the Company incurs that may be attributable to the Separate Accounts or the Contracts. The Company may, however, make a charge in the future for any such tax or economic burden on the Company resulting from the application of the tax laws that it determines to be properly attributable to the Separate Accounts or to the Contracts.

FEES AND EXPENSES OF THE FUNDS
Because the Separate Accounts purchase shares of the GT Global Variable Investment Funds, the net asset value of each Division will normally reflect the operating expenses incurred by its corresponding GT Global Variable Investment Fund. The operating expenses of the Funds, include the Investment Management and Administration Fees and Expenses paid to the Manager. The annualized rates at which the various Funds pay such fees and expenses to the Manager range from 0.75% to 1.25% of a Fund's average daily net assets. The Manager has undertaken to assume those expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Fund, to the extent such expenses exceed the Investment Management and Administration Fees by more than .25%. (See the accompanying prospectus of the GT Global Variable Investment Funds.)

--------------------------------------------------------------------------------

                            YIELDS AND TOTAL RETURNS

--------------------------------------------------------------------------------

General American may advertise the yields, effective yields, and total return for the Divisions of the Separate Accounts. Of course, such figures will be based upon past performance and do not indicate what investment returns or unit values will be in the future. Detailed information on the calculation of performance information appears in the Statement of Additional Information, but a summary is given here.

The effective yield and total return of a Division are based upon the investment performance of the GT Global Variable Investment Fund corresponding

                               Prospectus Page 23
to the Division. (See "GT Global Variable Investment Funds") The investment performance of a Division will reflect the expenses of the Fund and the Division.

The yield of the GT Global Money Market Division refers to the annual rate of interest generated by an investment in the Division over a specified seven-day period. The yield is calculated by assuming that the income earned for that seven-day period is the same for every other seven-day period in a year and can be expressed as a percentage of the investment. The effective yield is calculated in the same way but income earned is assumed to be reinvested continuously. This compounding causes the effective yield to be slightly higher than the yield.

The yield of the other Divisions refers to the annualized rate of return for an investment in the Division over a specified thirty-day or one-month period. The thirty-day income is shown as a percentage of the investment and annualized by assuming that income is earned at the same rate for each month during the year.

The average annual total return of a Division is a quotation assuming that an investment in the Division has been held in the Division for various time periods, including a period measured from the date operations of the Division began up to a maximum period of ten years. In the future, average annual total returns will be reported for each Division for one, five, and ten years when the Division has been in operation for those periods of time.

Average annual total return quotations represent the average compounded rates of return on an initial investment of $1,000 as of the last day of the period for which the quotations are provided. The report on average annual total return will show the average percentage change in the value of an investment in the Division, including any surrender charge that would apply if the Contract is surrendered at the end of the period, but excluding any deductions for premium tax.

Advertising and sales literature for the Contract may compute yield or total return on different bases. Total return may be reported without a deduction for the surrender charge on the assumption that an investment will persist beyond the six year period during which a surrender charge is applicable. Such persistency would be consistent with the idea that the Contract is a long-term investment suitable for retirement income. Total return for the Funds may be advertised, but such information will always be accompanied by the total return for the corresponding Divisions. General American may present illustrations showing total return performance for a hypothetical Contract based on an assumption such as allocation of an amount to one or more Divisions, or monthly transfers to a selected Division under the dollar cost averaging program. Such illustrations will reflect the performance of the selected Divisions, including all charges except the surrender charge, over various time periods in the past.

Advertising and sales literature for the Contracts may also compare the performance of one or more Divisions to various relevant indices or to the performance of other variable annuity investment choices, either generally or with reference to choices with investment objectives similar to those of the Fund and the Division. Performance information based on rankings by independent services may also be included in sales literature and advertising.

                               Prospectus Page 24

                        DISTRIBUTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

CASH WITHDRAWALS
At any time before the Annuity Date and during the lifetime of the Annuitant, the Contract Owner may elect to receive a cash withdrawal payment from the Company. Any such election must be in the form of a Written Request and specify the amount of the withdrawal. It will be effective on the date that it is received by the Company. Any Written Request received at the Annuity Service Office before the close of the NYSE (3:00 p.m. St. Louis time) on any Business Day will be considered received on that Business Day.

The Contract Owner may request a full surrender or a partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Contract Owner's Account at the end of the Valuation Period during which the election becomes effective, less any applicable administrative charges, interest change adjustment, and surrender charge. A request for a partial withdrawal will result in a reduction in the Contract Owner's Accumulated Value equal to the amount you receive plus any applicable administrative charges, interest change adjustment and surrender charge. The amount you receive can be less than the amount requested if the Accumulated Value is insufficient to cover applicable charges and produce the requested amount. Any withdrawal request cannot exceed the Accumulated Value of the Contract. Any applicable interest change adjustment and surrender charge will be calculated based upon the gross amount of withdrawal. If a partial withdrawal would result in a remaining Accumulated Value lower than the surrender charges due under the Contract, the partial withdrawal request will be treated as a full surrender.

There is no limit on the frequency of partial withdrawals. However, the amount withdrawn must be at least $500 or, if less, the entire balance in the Division or Guarantee Period. If after the withdrawal (and deduction of any applicable administrative charges, interest change adjustment and surrender charge) the amount remaining in the Division or Guarantee Period would be less than $500, the Company may treat the partial withdrawal as a withdrawal of the entire amount held in the Division or Guarantee Period. If a partial withdrawal plus any applicable administrative charges, interest change adjustment and surrender charge would reduce the Accumulated Value to less than $500, the Company may treat the partial withdrawal as a full surrender of the Contract.

In requesting a partial withdrawal, the Contract Owner must specify the amounts to be withdrawn from each Division and Guarantee Period, if any. If the Contract Owner does not specify, the total amount including any applicable surrender charges will be deducted from all Divisions in the ratio that the value of each Division bears to the Accumulated Value ("pro-rata"). If a partial withdrawal is to be made from the Fixed Account, the Contract Owner must instruct the Company from which Guarantee Period the withdrawal is to be made. Withdrawal will be made on a first-in- first-out basis when more than one Guarantee Period Amount exists within a Guarantee Period.

ALL CASH WITHDRAWALS FROM ANY GUARANTEE PERIOD AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN THIRTY DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE PERIOD AMOUNT, WILL BE SUBJECT TO THE INTEREST CHANGE ADJUSTMENT.

Cash withdrawals from a Division will result in the cancellation of Accumulation Units attributable to the Contract Owner's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Accumulated Value in the Division is reduced. The cancellation of such units will be based on the Accumulation Unit values of the Division at the end of the Valuation Period during which the cash withdrawal is effective.

If at the time the Contract Owner makes a Written Request for a full surrender or a partial withdrawal, he or she does not provide us with a written election not to have Federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any surrender or withdrawal.

The Company, upon request, will provide the Contract Owner with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. The Company reserves the right to charge a reasonable fee to recover the

                               Prospectus Page 25
administrative expenses associated with these requests. (See "Special Handling Fees")

Written requests for cash withdrawal payments to a party, other than the Contract Owner and/or to an address other than the Contract Owner's address of record require a signature guarantee. In addition, if the Contract Owner's address of record has been changed within the preceding thirty days, a signature guarantee is required. Any cash withdrawal payment will be paid within seven days from our receipt of the Written Request, subject to postponement under Deferment of Payment provisions described herein. (See "Deferment of Payments")


Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of the Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. A cash withdrawal under either a Qualified Contract or a Nonqualified Contract offered by this Prospectus also may result in a Federal penalty tax. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Nonqualified Contracts should be carefully considered. (See "Federal Tax Matters -- Taxation of Annuities")


SYSTEMATIC WITHDRAWAL PLAN

General American administers a systematic withdrawal plan ("SWP") which allows certain Contract Owners to authorize periodic withdrawals during the accumulation period. Contract Owners entering into an SWP agreement instruct General American to withdraw selected amounts from the Contract on a Business Day coincident with or subsequent to the 25th of a month on a monthly, quarterly, semiannual or annual basis. In requesting a SWP, the Contract Owner must specify the amounts to be withdrawn from each Division and Guarantee Period, if any. If the Contract Owner does not specify, the total amount including any applicable surrender charges will be deducted from all Divisions in the ratio that the value of each Division bears to the Accumulated Value ("pro-rata"). If a SWP is to be made from the Fixed Account, the Contract Owner must instruct the Company from which Guarantee Period the withdrawal is to be made. Withdrawal will be made on a first-in first-out basis when more than one Guarantee Period Amount exists within a Guarantee Period. Currently, the SWP is available to Contract Owners who request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge (see "Guaranteed Interest Options" and "Federal Tax Matters"). Amounts withdrawn from the Fixed Account will be subject to the interest change adjustment. Withdrawals taken under the SWP may be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. (See "Federal Tax Matters") Contract Owners interested in SWP may obtain an Annuity Service Request Form from their registered representative or the Annuity Service Office. General American reserves the right to amend the SWP on thirty days' Written Notice. The SWP may be terminated at any time by the Contract Owner or General American.


INTEREST CHANGE ADJUSTMENT
Any full surrender or partial withdrawal of a Guarantee Period Amount which is not effective within thirty days prior to the Expiration Date of the Guarantee Period Amount will be subject to an interest change adjustment ("ICA"). For this purpose, transfers, distributions on the death of a Contract Owner, annuitization, and amounts applied to purchase an annuity are all treated as cash withdrawals. The ICA will be subtracted from the gross amount being withdrawn after deduc-tions of any applicable administrative charges and before deduction of any applicable surrender charge.

The ICA will reflect the relationship between the Current Rate (defined as J below) for Guarantee Periods of the same duration as the period from which the surrender or withdrawal is being made and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. The application of the ICA may result in a lower payment than the Guarantee Period Amount upon surrender or withdrawal.

The interest change adjustment is determined by the application of the following formula:
ICA = W X .9 X (J-I) X (N/12) where,

W is the gross withdrawal as of the effective date of the application of the interest change adjustment, prior to the application of the interest change adjustment, surrender charge, and administrative charges;

J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the interest change adjustment, for current allocations to Guarantee Periods equal to the original Guarantee Period from which the surrender or withdrawal is being made;

                               Prospectus Page 26

I is the Guaranteed Interest Rate currently being credited to the Guarantee Period Amount subject to the interest change adjustment; and

N is the number of complete months remaining in the Guarantee Period of the Guarantee Period Amount subject to the interest change adjustment.

In the determination of J, if the Company currently does not offer the applicable Guarantee Period, then the rate will be determined by using the next shorter Guarantee Period that is currently being offered. Notwithstanding application of the foregoing formula, (a) in no event will the ICA be less than zero, and (b) the gross surrender or withdrawal minus the interest change adjustment will not be less than the part of the Net Purchase Payment or transfer amount being withdrawn accumulated at three percent interest compounded annually since the beginning of the Guarantee Period.

See Appendix B for examples of the interest change adjustment calculation.

ANNUITY PROVISIONS
The Accumulated Value on the Annuity Date, less any applicable administration charges, interest change adjustment, surrender charge and premium tax will be applied to an Annuity Option. If the Annuity Date of the Contract occurs within the first three Contract Years, surrender charges may be deducted upon annuitization. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments lasting for a period of less than ten years.

ANNUITY DATE
Annuity Payments will begin under the Contract on the Annuity Date, unless the Contract has been surrendered or the proceeds have been paid to the designated Beneficiary prior to that date. The Annuity Date will be the later of the first day of the first month following the Annuitant's 85th birthday or upon completion of five Contract Years. Under certain qualified arrangements, distributions may be required before the Annuity Date.

The Contract Owner may change the Annuity Date. An Annuity Date may be changed only by Written Request during the Annuitant's lifetime, and such a request must reach the Annuity Service Office at least thirty days before (1) the then current Annuity Date, and (2) the new Annuity Date. The new Annuity Date must be no later than the Annuity Date as defined in the paragraph above.

ANNUITY OPTIONS

(A) ELECTION OF ANNUITY OPTIONS
The Annuity Option may be elected or changed if the Annuity Option was not irrevocable by Written Request, provided the Annuitant is still alive. This election must be made no later than thirty days prior to the Annuity Date.

The Annuity Options selected may be either variable, fixed, or a combination of the two. In the absence of an election to the contrary, Annuity Payments will be made as a Life Annuity with 120 Monthly Payments Guaranteed (Option 2 below); that portion of Accumulated Value in the Divisions of the Separate Accounts will be applied to provide variable Annuity Payments and that portion of Accumulated Value in the Fixed Account will be applied to provide fixed Annuity Payments.

The minimum amount which may be applied under an option will be based upon our rules at the time the option becomes effective (or as required by law). Our current rules state that the minimum amount which may be applied under an option is $5,000 and the minimum Annuity Payment is $50. If the Accumulated Value is less than $5,000 when the Annuity Date arrives, General American will make a lump sum payment of such amount to the Contract Owner. If at any time payments are, or become less than $50, General American has the right to change the frequency of payments to intervals that will result in payments of at least $50.

(B) THE OPTIONS AVAILABLE

OPTION 1 -- LIFE ANNUITY -- An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the Annuitant, ceasing with the last installment due prior to the death of the Annuitant. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER THIS ANNUITY OPTION, THE PAYEE WOULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 2 -- LIFE ANNUITY WITH 60, 120, 180, OR 240 MONTHLY PAYMENTS GUARANTEED -- An annuity payable monthly, quarterly, semi-annual, or annual payments during the lifetime of the Annuitant, with the guarantee that if, at the death of the Annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the Beneficiary during the remainder of the elected period.

                               Prospectus Page 27

OPTION 3 -- JOINT AND SURVIVOR INCOME FOR LIFE -- An annuity payable monthly, quarterly, semi-annual, or annual payments while both the Annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER ANNUITY OPTION 3, THE PAYEES WOULD RECEIVE ONLY ONE PAYMENT IF BOTH THE ANNUITANT AND THE SECOND PERSON DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THEY DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 4 -- INCOME FOR A FIXED PERIOD -- An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option.

(C) CALCULATION OF PAYMENTS

Payments under an Annuity Option will be calculated using the effective annual rate of 4% compounded annually. The mortality table used in determining payments paid under life income options is the 1983 Individual Annuitant Mortality Table
A. In using this mortality table, ages of Annuitants will be reduced by one year for Annuity Dates occurring during the 1990s, reduced two years for Annuity Dates occurring during the decade 2000-2009, and so on.

Life income options are based on the Annuitant's sex and age nearest birthday on the Annuity Date. We have the right to require satisfactory proof of age and sex. If age or sex has been incorrectly stated, the proper adjustments in payments will be made. We may also require proof that the Annuitant is living on any payment due date.

(D) VALUE OF VARIABLE ANNUITY PAYMENTS

For the variable portion of an Annuity Option, the amounts applied to the annuity are used to purchase Annuity Units in the selected Divisions. The number of Annuity Units purchased in each Division is calculated as the dollar amount of the first Annuity Payment provided by proceeds from that Division divided by the Annuity Unit value for the Division as of the Annuity Date. On any payment date, the amount of payment from each Division is calculated as the number of Annuity Units for the Division times the Annuity Unit value for the Division as of the payment date, less any applicable administration charges.

Although the value of variable Annuity Payments will reflect the performance of the Divisions, we guarantee that the dollar amount of variable Annuity Payments will not be adversely affected by our actual expense and mortality results. The annuity tables that are contained in the Contract, and are used to calculate the value of variable Annuity Payments, are based on an assumed annual interest rate of 4% per year. If the actual net investment experience exactly equals the assumed interest rate, then the variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

The value of all payments (both fixed and variable) will be greater for shorter monthly payment guarantee periods than for longer monthly payment guarantee periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable Annuity Payments is described in more detail in the Statement of Additional Information.

DEFERMENT OF PAYMENT
Payment of any cash withdrawal or lump sum death benefit due from a Division will be made within seven days from the date the election becomes effective, except that General American may be permitted to defer such payment: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closing or (b) during which trading on the NYSE is restricted (as determined or required by the SEC); (2) for any period during which an emergency exists (as determined by the SEC) as a result of which (a) disposal of securities held by the Fund is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Fund; or
(3) for such other periods as the SEC may by order permit for the protection of investors.

General American may defer payment of any cash withdrawal or lump sum death benefit due from the Fixed Account for a period not to exceed six months.

                               Prospectus Page 28

THE BENEFICIARY
The Beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the Annuitant's or contract Owner's death. (See "Death Benefits"). The original Beneficiary is named in the Contract Application. Subject to any assignment of a Contract, the Beneficiary designation may be changed by the Contract Owner during the lifetime of the Annuitant by the filing of a Written Request acceptable to General American at its Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for
Life) is selected, the designation of the second Annuitant may not be changed after Annuity Payments begin. If the beneficiary designation is changed, General American reserves the right to require that the Contract be returned for endorsement. A Beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second Beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary Beneficiary's death. If a Beneficiary has not been designated by the Contract Owner or if a Beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any Annuity Payments are to be made, the Beneficiary shall be the Contract Owner's estate.

DEATH BENEFIT
In every case of death, General American must receive proof of the death of the Contract Owner or Annuitant before it is obliged to act.

(A) DEATH OF A CONTRACT OWNER WHO IS THE ANNUITANT

If a Contract Owner dies prior to the Annuity Date, and if the Contract Owner's surviving spouse is the Beneficiary, the spouse may elect to continue the Contract as the new owner and the death benefit, if more than the Accumulated Value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the Accumulated Value. If the Contract Owner's surviving spouse is not the Beneficiary, the death benefit will become payable to the Beneficiary.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

(B) DEATH OF A CONTRACT OWNER WHO IS NOT THE ANNUITANT

If a Contract Owner dies prior to the Annuity Date, and if the Contract Owner's surviving spouse is the Annuitant, the spouse may elect to continue the Contract as the new owner. If the Contract Owner's surviving spouse is not the Annuitant, the Accumulated Value, less any applicable administration fees, interest change adjustment, or surrender charge, will be distributed to the Beneficiary.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract.

(C) DEATH OF THE ANNUITANT WHO IS NOT A CONTRACT OWNER

If the Annuitant dies prior to the Annuity Date and before a Contract Owner, the death benefit will become payable to the Beneficiary. The Beneficiary may elect to receive these benefits through one of the Annuity Options available under the Contract or in a single lump sum. If an election is not made by Written Request within one year after the death of the Annuitant, the death benefit will be paid in a single lump sum.

If the Annuitant dies on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

(D) OTHER PROVISIONS

Except as otherwise provided above, payments made under the death benefit provisions will be made in one lump sum and must be made within five (5) years after the date of death of the Contract Owner or Annuitant. The death benefit will be paid or credited within seven days of receipt at the Annuity Service Office of due proof of death and a Written Request for payment, except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law.

If, however, the Contract Owner or the Beneficiary makes a written choice of one of the two options described below, and if such choice is clear to General American, the Company will treat the proceeds as the Contract Owner or the Beneficiary has chosen. The two options are:

(i) Leave the proceeds of the Contract with General American. The entire Accumulated Value must be paid in a lump sum to the Beneficiary before the end of the fifth year after the Contract Owner's or Annuitant's death.

(ii) Apply the proceeds to create an immediate annuity for the Beneficiary, who will be the owner and Annuitant. Payments under the annuity, or under any other method of payment General American makes available, must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary (as

                               Prospectus Page 29
determined for Federal tax purposes) at the time of the Contract Owner's death, and must begin within one year after the Contract Owner's or Annuitant's death.

AMOUNT OF DEATH BENEFIT
The death benefit will be the appropriate option as described in either (I) or
(II) below. The death benefit is determined as of the date due proof of death, Written Request for payment, and all other requirements have been received at the Company's Annuity Service Office.

(I) If the Date of Issue is prior to the Annuitant's 80th birthday, the death benefit will be the amount described below, less any applicable interest change adjustment and administrative charges:

    (A) For Contracts with a Date of Issue before January 1, 1996, the death benefit during the Contract Year ending in 1997 will be the greater of
        (a) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals; or (b) the Accumulated Value. Thereafter, the death benefit will be the greater of (a) the death benefit reset amount described hereafter; or (b) the Accumulated Value. The first death benefit reset will occur on the last day of the Contract Year ending in 1997.

    (B) For Contracts with a Date of Issue on or after January 1, 1996, the death benefit during the first Contract Year is the greater of (a) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals; or (b) the Accumulated Value. Thereafter, the death benefit will be the greater of (a) the death benefit reset amount; or
        (b) the Accumulated Value. The first death benefit reset will occur on the last day of the first Contract Year.

(II) If the Date of Issue is on or after the Annuitant's 80th birthday, the death benefit will be the Accumulated Value, less any applicable interest change adjustment, surrender charge or administrative charges."

DEATH BENEFIT RESET
The first death benefit reset amount will be the greater of (a) the Accumulated Value on the last day of the Contract Year; or (b) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals. Each subsequent death benefit reset amount will be the greater of (a) the Accumulated Value on the last day of the Contract Year; or (b) the prior death benefit reset amount, plus any net purchase payments and less any amounts deducted through partial withdrawals since then. If the Date of Issue is prior to the Annuitant's 75th birthday, the death benefit reset will occur every year until the Annuitant's 80th birthday. Thereafter the death benefit reset will occur every six Contract Years, measured from the Date of Issue. If the Date of Issue is on or after the Annuitant's 75th birthday, the death benefit reset will occur every year until the Annuitant's 80th birthday. Thereafter the death benefit reset will no longer occur.

CONTRACTS ISSUED UNDER SECTION 401/457 OF THE CODE

If the Annuitant dies prior to the Annuity Date the death benefit will equal the accumulated value, less any applicable interest change adjustment, surrender charge, or administrative charges for Contracts issued under Section 401 or 457 of the Code with multiple participants.

ASSIGNMENTS AND CHANGES OF OWNERSHIP
With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind General American unless (1) it is made in a written instrument, (2) the original instrument or a certified copy is filed at our Annuity Service Office, and (3) we send the Contract Owner a receipt. General American is not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a Beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

Any request received by the Company which is not specifically addressed in an assignment document must be in writing and signed by both the assignor and the assignee.

                               Prospectus Page 30

                              FEDERAL TAX MATTERS

--------------------------------------------------------------------------------

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION
The following discussion is a general description of the Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. The discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a nonqualified basis ("Nonqualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Qualified Contracts are intended to be purchased in connection with plans entitled to special income tax treatment under Sections 401, 408, 408A, and 457 of the Code or as tax sheltered annuities under Section 403(b) of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract or Annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, and on the tax and employment status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAXATION OF GENERAL AMERICAN
General American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the operations of the Separate Accounts form a part of General American, they will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, General American believes that the investment income and realized net capital gains of the Separate Accounts will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, General American does not anticipate that it will incur any Federal income tax liability attributable to the Separate Accounts and, therefore, General American does not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in General American being taxed on income or gains attributable to the Separate Accounts, then General American may impose a charge against the Separate Accounts (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACTS

(A) DIVERSIFICATION

Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Divisions be "adequately diversified" in accordance with Treasury Department regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Separate Accounts, through the Funds, intend to comply with the diversification requirements prescribed by the Treasury Department in Treas. Reg. Sec. 1.817-5.

(B) INVESTOR CONTROL

The Treasury Department has from time to time suggested that under some circumstances the owner of a variable contract will be deemed to be in control over the investments of a separate account supporting the contract, which may cause the

                               Prospectus Page 31
owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a contract owner is considered the owner of the assets of a separate account, income and gains from that account would be included in the owner's gross income. The Treasury Department also has stated on past occasions that it will issue regulations or rulings addressing this issue.

The ownership rights under the Contract are different in certain respects from those described by the IRS in rulings in which it was determined that Contract Owners were not owners of separate account assets. For example, a Contract owner has the choice of more Divisions and narrower investment strategies in which to allocate net purchase Payments and Accumulation Value, and may be able to transfer among Divisions more frequently than in such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, General American does not know what standards will be set forth, if any, in the additional regulations or rulings which the Treasury Department has stated it expects to issue. General American therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Separate Accounts.

(C) REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Nonqualified Contract to provide that (a) if any Contract Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of that Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person or entity designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. If the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. General American intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. There are other rules that apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

(A) IN GENERAL

Section 72 of the Code governs taxation of annuities in general. General American believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the account value (e.g., partial withdrawals, surrenders, or Annuity Payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Any Contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract's account value over the "investment in the Contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

(B) WITHDRAWALS AND SURRENDERS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the individual's total accrued benefit or the balance under the retirement plan. The "investment in the Contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after-tax dollars. For a Contract issued in connection with

                               Prospectus Page 32
qualified plans, the "investment in the Contract" can be zero. This general rule does not apply to certain types of individual retirement annuities, and other special tax rules may be available for certain distributions from a Qualified Contract.


With respect to Nonqualified Contracts, partial withdrawals, including any withdrawals under the systematic withdrawal plan, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract".

The account value is subject to an interest change adjustment upon a withdrawal or surrender. There is no definitive guidance on the proper tax treatment of such an adjustment, and the Contract Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest change adjustment.

(C) ANNUITY PAYMENTS


Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Accumulated Value exceeds the "investment in the Contract" will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable. This general rule does not apply to certain types of individual retirement annuities, and other special rules may apply to Qualified Contracts.


For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract."

For fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In all cases, after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payment is taxable.

(D) PENALTY TAX

In the case of a distribution pursuant to a Nonqualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Contract Owner and a "designated beneficiary;" (4) from a qualified plan* (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); or (7) under an immediate annuity (as defined in Code Section (u)(4)).

*Other tax penalties may apply to certain distributions under a Qualified Contract, including a penalty similar to the penalty for distributions from Nonqualified Contracts described above.

(E) TAXATION OF DEATH BENEFIT PROCEEDSX

Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments as described above. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

(F) TRANSFERS, ASSIGNMENTS OR EXCHANGES OF THE CONTRACT

In general, a transfer of ownership of a Contract, the collateral assignment of a Contract, the designation of an Annuitant or Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner. For example, when a Contract is assigned as collateral for a loan, the entire excess of the Contract's account value over the investment in the contract becomes taxable as ordinary income, and, if the Contract Owner is under the age of 59 1/2, a penalty tax equal to 10% of the taxable amount may also be imposed. Increases in the value of a Contract that has been assigned will continue to be taxable annually to the Contract Owner until the assignment is released. Any Contract Owner contemplating any such transfer, assignment, designation, or exchange should

                               Prospectus Page 33
contact a competent tax adviser for advice with respect to the potential tax effects of such a transaction.

(G) MULTIPLE CONTRACTS

All Nonqualified annuity contracts that are issued by General American (or its affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

(H) WITHHOLDING

Pension and annuity distributions generally are subject to withholding from the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Different rules may apply to United States citizens or expatriates living abroad and, effective January 1, 1993, to certain distributions under Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

(I) POSSIBLE CHANGES IN TAXATION


In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. As of the date of this Prospectus, the President's budget for fiscal year 1999 includes proposals that would directly affect variable annuities, and there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of any such change.


(J) OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed here reflect General American's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

(K) QUALIFIED CONTRACTS
The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult a competent legal counsel and tax adviser regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS
The Contract is designed for use with individual retirement annuities and individual retirement accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account (each hereinafter referred to as "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other applicable agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. If a Qualified Contract is issued in connection with an employer's Simplified Employee Pension ("SEP")

                               Prospectus Page 34
or Simple Retirement Account ("SIMPLE") plan, Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under employer plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. A Qualified Contract will be amended as necessary to conform to the requirements of the Code.


Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA, although Roth IRA's are not available as part of this Contract. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a ten percent (10%) penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


CODE SECTION 403(b) PLANS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The 1940 Act has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no action letter allows the Separate Account to apply the restrictions created by Code Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure that Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

RESTRICTIONS UNDER QUALIFIED CONTRACTS
Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

                               Prospectus Page 35

                                 VOTING RIGHTS

--------------------------------------------------------------------------------

To the extent required by law, the GT Global Variable Investment Fund shares held in the Divisions of the Separate Accounts will be voted by General American at shareholder meetings of such Funds in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Accounts. The Contract Owner holds a voting interest in each Division to which the Accumulated Value is allocated or from which Annuity Payments are generated. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, General American determines that it is allowed to vote the Fund shares in its own right, General American may elect to do so.

The number of votes which are available to a Contract Owner will be calculated separately for each Division of the Separate Accounts. That number will be determined by applying the Contract Owner's percentage interest, if any, in a particular Division to the total number of votes attributable to the Division.

The number of votes is equal to the number of dollars: (a) during the accumulation period, in the Accumulated Value attributable to a Division divided by the net asset value of a share of the corresponding Fund; and (b) during the annuity period, in the reserve credited to the Annuity Units held in the Division(s) under the variable Annuity Option in effect divided by the net asset value of a share of the corresponding Fund. Generally, during the annuity period the number of votes applicable to the Annuitant will decrease.

At most Fund shareholder meetings, votes may be cast in person or by proxy and fractional votes will be counted.

The number of votes of a Division which are available will be determined as of the date established by the corresponding Fund for determining shareholders eligible to vote at the meeting. This determination will include any other separate accounts investing in the Fund. Voting instructions will be solicited by written communication from us prior to such meeting in accordance with procedures established.

Fund shares as to which no timely instructions are received or shares held by General American as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Fund. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Fund.

To the extent that General American, as shareholder of the Funds, is entitled to vote any Fund's interest in the Funds held by the Separate Accounts, it will do so on the same basis as described above.

                               Prospectus Page 36

                             PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------

GT Global, Inc. ("GT Global") is the principal underwriter of the Contracts. GT Global's address is 50 California Street, 27th Floor, San Francisco, California 94111. GT Global will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 5.25% of Purchase Payments for such Contracts, plus 0.25% of the contract value in all Divisions per year. As an alternative, GT Global may pay distribution compensation to selected broker/dealers in amounts which are not expected to exceed 6.00% of Purchase Payments for such Contracts, with no residual payments.

Any Guarantee Period beginning after December 31, 1995, will not be included in the contract value upon which the percent of asset commissions are determined. Any Guaranteed Period that began on or before December 31, 1995, will be included in the contract value upon which the percent of asset commissions are determined.


Commissions are reduced for contracts issued when the Annuitant's age at Date of Issue is greater than or equal to attained age 80. From time to time, additional sales incentives may be provided to selected broker/dealers. In 1997, General American paid $3,275,258.73 to GT Global.


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The financial statements for General American and both Separate Accounts Twenty-Eight and Twenty-Nine (as well as the auditors' reports thereon) are included in the Statement of Additional Information.

                               Prospectus Page 37

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
THE CONTRACTS.............................................................................        S-3
  Computation of Variable Annuity Income Payments.........................................        S-3
    (a) Value of an Annuity Unit..........................................................        S-3
    (b) Amount of First Installment.......................................................        S-3
    (c) Values of Annuity Installments....................................................        S-4
  Yield and Performance Calculations......................................................        S-4
    (a) Money Market Yield................................................................        S-4
    (b) Yields of Other Divisions.........................................................        S-6
    (c) Total Return......................................................................        S-7
    (d) Effect of the Annual Contract Fee.................................................        S-8
GENERAL MATTERS...........................................................................        S-9
  Participating...........................................................................        S-9
  Incorrect Age or Sex....................................................................       S-10
  Annuity Data............................................................................       S-10
  Annual Reports..........................................................................       S-10
  Incontestability........................................................................       S-10
  Ownership...............................................................................       S-10
DISTRIBUTION OF THE CONTRACTS.............................................................       S-10
SAFEKEEPING OF ACCOUNT ASSETS.............................................................       S-11
STATE REGULATION..........................................................................       S-11
RECORDS AND REPORTS.......................................................................       S-11
LEGAL PROCEEDINGS.........................................................................       S-12
OTHER INFORMATION.........................................................................       S-12
FINANCIAL INFORMATION.....................................................................       S-12


                               Prospectus Page 38

                                   APPENDIX A

--------------------------------------------------------------------------------

EXAMPLE OF SURRENDER CHARGE CALCULATIONS
This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contact Year.

 1        2       3        4
----  ---------  ----  ---------
 1    $   2,000    0%  $       0
 2    $   2,000    0%  $       0
 3    $   2,000    0%  $       0
 4    $   2,000    0%  $       0
 5    $   2,000    1%  $   20.00
 6    $   2,000    2%  $   40.00
 7    $   2,000    3%  $   60.00
 8    $   2,000    4%  $   80.00
 9    $   2,000    5%  $  100.00
10    $   2,000    6%  $  120.00
      ---------        ---------
      $  20,000        $  420.00
      ---------        ---------
      ---------        ---------

EXPLANATION OF COLUMNS IN TABLE

COLUMN 1:

Represents Contract Years

COLUMN 2:

Represents amounts of Net Purchase Payments. Each Net Purchase Payment is made on the first day of each Contract Year.

COLUMN 3:

Represents the surrender charge percentages imposed on the amounts in Column 2.

COLUMN 4:

Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

=          Net Purchase Payment 7 Column 2 X Net
           Purchase Payment 7 Column 3
=          $2,000 X 3%
=          $60

FULL SURRENDER
The total of Column 4, $420, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $30,000, the amount received upon surrender would be $29,580, less any applicable interest change adjustment or administrative fees.

PARTIAL WITHDRAWAL
The sum of amounts in Column 4 for as many Net Purchase Payments as are liquidated reflects the surrender charge imposed in the case of a partial withdrawal.

If the Accumulated Value is $30,000, $6,000 can be withdrawn without incurring a surrender charge ("free amount"). This assumes that there have been at least two Contract Years since January 1, 1996, and no free amounts have been withdrawn in the prior contract year. The free amount does not reduce premiums still subject to charge.

For example, if $20,000 were withdrawn, the first $6,000 represents the free amount. The next $14,000 would be a withdrawal of the first seven Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, 6, and 7 which is $120.

The amount received would be $19,880, less any applicable interest change adjustment.

FULL SURRENDER FOLLOWING PARTIAL WITHDRAWAL
The Accumulated Value remaining after the partial withdrawal is $10,000. The first seven Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the 10th Contract Year after the partial withdrawal, the remaining three Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 8, 9, and 10, which is $300.

The amount received would be $9,700, less any applicable interest change adjustment or administrative fees.

                               Prospectus Page 39

                                   APPENDIX B

--------------------------------------------------------------------------------

EXAMPLE OF INTEREST CHANGE ADJUSTMENT (ICA) CALCULATIONS
The ICA factor is:

ICA  =  W X .9 X (J-I) X (N/12)

These examples assume the following:

1) the Guarantee Period Amount is allocated to a six year Guarantee Period with a Guaranteed Interest Rate of 6% or .06

2) the date of surrender is two years from the Expiration Date (N = 24)

3) the original amount applied is $10,000

4) the value of the Guarantee Period Amount on the date of surrender is
$12,624.77

5) no transfers or partial withdrawals affecting this Guarantee Period Amount have been made

6) A surrender charge, if any, is calculated in the same manner as shown in the examples in Appendix A

The maximum ICA = 12,624.77 - 10,000 X (1.03)(4) = 1,369.68 which reflects the minimum accumulation at 3% interest.

EXAMPLE OF A POSITIVE ICA THAT IS NOT CAPPED
Assume that on the date of surrender, the current rate (J) is 7% or .07

The ICA factor

=          W X .9 X (J-I) X (N/12)
=          12,624.77 X .9 X (.07-.06) X (24/12)
=          227.25

Since the ICA factor of $227.25 is less than the maximum ICA factor, $227.25 is deducted from the value of the Guarantee Period Amount before the deduction of any surrender charge.

EXAMPLE OF A POSITIVE ICA THAT IS CAPPED
Assume that on the date of surrender, the current rate (J) is 15% or .15

The ICA factor

=          W X .9 X (J-I) X (N/12)
=          12,624.77 X .9 X (.15-.06) X (24/12)
=          2,045.21

Here, since the ICA factor is greater than the maximum ICA, the maximum ICA of 1,369.68 is deducted from the value of the Guarantee Period Amount before the deduction of any surrender charge.

EXAMPLE OF WHEN THE ICA IS ZERO:
Assume that on the date of surrender the current rate (J) is 5% or .05

The ICA factor

=          W X .9 X (J-I) X (N/12)
=          12,624.77 X .9 X (.05-.06) X (24/12)
=          -227.25

Since the ICA cannot be less than zero, no ICA is applicable.

                               Prospectus Page 40

Part B                   Registration No. 33-54772


                  GENERAL AMERICAN LIFE INSURANCE COMPANY
                       SEPARATE ACCOUNT TWENTY-EIGHT

                    STATEMENT OF ADDITIONAL INFORMATION
                                  FOR THE
                         GENERAL AMERICAN/GT GLOBAL
                    INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                 Offered by

                   General American Life Insurance Company

                 (An Insurance Company domiciled in Missouri)

                           700 Market Street
                        St. Louis, Missouri 63101


This Statement of Additional Information expands upon subjects discussed in the current Prospectus dated 1 April 1998 for the individual variable annuity contracts ("Contracts" or "Contract" as syntax requires) offered in conjunction with GT Global Variable Investment Funds by General American Life Insurance Company. You may obtain a copy of the Prospectus by calling 1-800-237-6580 or writing to General American Life Insurance Company, GTG/VA Department, P.O. Box 66821, St. Louis, Missouri 63166-6821. Terms defined in the current Prospectus for the Contract have the same meanings in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                            Dated 1 April 1998

                               TABLE OF CONTENTS

                                                                          Page


THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-3
Computation of Variable Annuity Income Payments. . . . . . . . . . . . . . S-3
     (a)  Value of an Annuity Unit . . . . . . . . . . . . . . . . . . . . S-3
     (b)  Amount of First Installment. . . . . . . . . . . . . . . . . . . S-3
     (c)  Values of Annuity Installments . . . . . . . . . . . . . . . . . S-4
Yield and Performance Calculations . . . . . . . . . . . . . . . . . . . . S-4
     (a)  Money Market Yield . . . . . . . . . . . . . . . . . . . . . . . S-4
     (b)  Yields of other Divisions. . . . . . . . . . . . . . . . . . . . S-6
     (c)  Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . S-7
     (d)  Effect of the Annual Contract Fee. . . . . . . . . . . . . . . . S-8
GENERAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-9
Participating. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-9
Incorrect Age or Sex . . . . . . . . . . . . . . . . . . . . . . . . . . . S-10
Annuity Data . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-10
Annual Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-10
Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-10
Ownership  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-10
DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . S-10
SAFEKEEPING OF ACCOUNT ASSETS. . . . . . . . . . . . . . . . . . . . . . . S-11
STATE REGULATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-11
RECORDS AND REPORTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . S-11
LEGAL PROCEEDINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-12
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-12
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . S-12

                                 THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the Prospectus and may be of interest to the Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

(a)  COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all Contracts.

As a starting point, the value of an annuity unit in each Division of Separate Account Twenty-Eight and Separate Account Twenty-Nine was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for a Division for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.22, determined as follows:

     1.00176027. . . . . . . . . . . . . . . . . . . . . . . . .$12.200000
     x.99989256. . . . . . . . . . . . . . . . . . . . . . . . .x 1.00165264

     1.00165264. . . . . . . . . . . . . . . . . . . . . . . . .$12.220162208

(b)  DETERMINATION OF THE AMOUNT OF THE FIRST ANNUITY INSTALLMENT

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division of the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment from a Division is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of Accumulated Value of the Contract allocated to the division.

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

(c)  DETERMINATION OF THE FLUCTUATING VALUES OF THE ANNUITY INSTALLMENTS

The dollar amount of the first annuity installment from any Division, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If, in any month after the first, the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that the increment will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing).
A lower assumption would have the opposite effect.

YIELD AND PERFORMANCE CALCULATIONS

(a)  MONEY MARKET YIELD

Advertisements and sales literature concerning the contracts may report the "current annualized yield" for the Division of the Separate Accounts that invests in the GT Global: Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period; (b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and (c) annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Division, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

     Current Yields = (NCF - ES/UV) X (365/7)

Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV = the unit value for the first day of the 7-day period.

General American advertisement and sales literature may also quote the "effective yield" of the Division investing in the GT Global: Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                        365/7
     Effective Yield = (1+((NCF-ES)/UV))      - 1,

Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Division will be lower than the yield for the Fund or the corresponding Trust which underlie the Division.

Yields on amounts in the Money Market Division will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Division is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Division may also be presented for periods other than seven days.

(b)  YIELDS OF OTHER DIVISIONS

Advertisements and sales literature for the Contract may report the current annualized yield of one or more of the Divisions (other than the Money Market Division) for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by: (1) dividing the net investment income of the fund corresponding to the Division less expenses for the Division for the period by (2) the maximum offering price per unit of the Division on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the Division include the mortality and expense risk charge, the administrative charge for the Division, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:
                                    6
     Yield = 2x((((N1-ES)/(UxUV))+1)  - 1)

Where:

          NI = net investment income of the Fund for the 30-day or one-month period in question

          ES = expenses of the Division for the 30-day or one-month period

          U = the average number of units outstanding

          UV = the unit value at the close of the last day in the 30-day or one-month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for a Division will be lower than the yield for the corresponding Fund.

The yield on amounts in any Division will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for a Division is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

(c)  TOTAL RETURN

Advertisement and sales literature for the Contracts may, in addition to or as an alternative to quoting yield, report "total return," including the average annual total return for one or more of the Divisions for various periods of time. General American will include in references to total return a quote for the Division's total return since inception until the Division has been in operation for more than 10 years, after which time a ten year return will be used instead. Reports on total return will also include the average annual total return for a Division for 1 and 5 years when the Division has been in operation for those periods. Average annual total return for other lengths of time may also be disclosed.

Average annual total return represents the average annual compounded rate of return on an initial investment of $1,000 in a Division as of the last day of the period used for measurement. Total return quotations will be for periods ending on the last day of the most recent month possible, given the length of time it takes to produce advertisements and sales literature. The period for which total return has been calculated will always be identified.

Average annual total return will be calculated using Division unit values calculated on each Business Day based on the performance of the corresponding underlying Fund, with deductions for the mortality and expense risk charge, the administrative charge, and the annual contract fee at the rate of $2.50 per month. The calculation will assume the Contract is surrendered at the end of the period in question, producing a surrender charge for periods of six years or less. All of this means total return can be calculated according to the following formula:

                          1/N
             TR = ((ERV/P)    - 1

Where:

          TR = the average annual total return net of recurring Contract charges at the Division level (such as the mortality and expense risk charge, the administrative charge, and the annual contract fee).

          ERV = the ending redeemable value (net of any applicable surrender charge) at the end of the period in question for an account with an initial value of $1,000.

          P = a hypothetical initial payment into the Division of $1,000.

          N = the number of years in the period.

General American may also quote total returns in its sales literature or advertisements that do not reflect the surrender charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account is not net of a surrender charge.

(d)  EFFECT OF THE ANNUAL CONTRACT FEE

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value exceeds $20,000, or if the entire account value is in the Fixed Account, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

Sales literature or advertisements for the contracts may include total return or other performance information for a hypothetical Contract based on the assumption that the Initial Purchase Payment is allocated to more than one Division, or that there are monthly transfers under the Dollar Cost Averaging program. Such return information will reflect the performance of the Divisions involved for the amount and the duration of the hypothetical allocation. They will also reflect the deduction of the charges described above, except the surrender charge. For example, total return information for a Contract taking part in Dollar Cost Averaging for a 12-month period will assume that the DCA program began at the start of the most recently 12-month period for which average annual total return information is available. Such return information assumes an initial investment in the Money Market Division at the beginning of that period and monthly transfers of a portion of the sum in that Division to the other Divisions designated each month over the 12-month period. The total return for such a Contract over 12 months will therefore reflect the return on the part of the Contract invested in the Money Market Division, and the return on the parts invested in the Divisions receiving funds, only for the period during which the transferred amounts are assumed to be invested in these Divisions. The return for a sum invested in a Division will be based on the performance of that Division for the length of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a Dollar Cost Averaging program may also show the return for a designated Division over various periods assuming monthly transfers into the Division, and may compare those returns to returns assuming an initial lump-sum investment in the Division. Performance information may also be compared to various indices, such as the U.S. Treasury Bills index, and may be illustrated by graphs, charts, or other means.

GENERAL MATTERS

PARTICIPATING

The Contracts share in General American's divisible surplus while they are in force prior to the Annuity Date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts.
Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, or leave the distribution with General American to increase the Accumulated Value.

INCORRECT AGE OR SEX

If the age at issue or sex of the Annuitant as shown in the Contract is incorrect, any benefit payable will be such as if the Accumulated Value would have been purchased using the correct age and sex. If the error is discovered after General American begins paying Annuity Payments, appropriate adjustment will be made in any remaining installments.

ANNUITY DATA

General American will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to General American.

ANNUAL REPORTS

Quarterly, General American will give the Contract Owner a report of the current Accumulated Value allocated to each Division; the current Accumulated Value allocated to the Fixed Account; and any Purchase Payments, charges, transfers, or surrenders during that period. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time. The annual report will be distributed without charge. General American reserves the right to charge a fee for additional reports.

INCONTESTABILITY

General American cannot contest this Contract.

OWNERSHIP

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by Written Notice at any time thereafter. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner.

DISTRIBUTION OF THE CONTRACTS

GT Global, Inc. ("GT Global"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws. These individuals are sales agents of General American and registered representatives of broker/dealers which have entered into selling agreements with GT Global. Included in this group of broker/dealers is Walnut Street Securities, Inc., a wholly-owned subsidiary of GenAmerica. The offering of the Contracts is continuous and General American does not anticipate discontinuing the offering of the Contracts. However, General American does reserve the right to discontinue the offering of the Contracts.


SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by General American. The assets are kept in book entry form or physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible Fund shares held by each of the Divisions of the Separate Accounts. (See "Reports and Records" below.)

STATE REGULATION

General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Accounts.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintain by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS



The audited financial statements of General American and the Separate Accounts as of 31 December 1997 have been included in this prospectus in reliance on the reports of KPMG Peat Marwick LLP, independent certified public accountants, who serve as independent accountants for General American and for the Separate Account.



The report of KPMG Peat Marwick LLP covering the December 31, 1997, financial statements, of General American, refers to the Adoption of Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts.

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Directors
General American Life Insurance Company
and Contractholders of General American Life
Insurance Company Separate Account Twenty-eight and Separate Account Twenty-nine:

We have audited the statements of assets and liabilities, including the schedule of investments of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented. These financial statements and condensed financial information are the responsibility of the management of General American Separate Accounts Twenty-eight and Twenty-nine. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with GT Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the condensed financial information for all periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

ST. LOUIS, MISSOURI
FEBRUARY 14, 1998

                                       D1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                       D2

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                    VARIABLE     VARIABLE
                                                       VARIABLE      GLOBAL        U.S.
                                            MONEY     STRATEGIC    GOVERNMENT   GOVERNMENT
                                            MARKET      INCOME       INCOME       INCOME
                                           DIVISION    DIVISION     DIVISION     DIVISION
                                          ----------  ----------  ------------  -----------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........  $17,116,690 $27,756,698  $8,207,535    $7,282,181
  Receivable from General American Life
   Insurance Company....................   9,497,119      12,164            0       21,436
  Receivable from GT Global Financial
   Services, Inc........................     116,299           0            0            0
                                          ----------  ----------  ------------  -----------
    Total assets........................  26,730,108  27,768,862    8,207,535    7,303,617
                                          ----------  ----------  ------------  -----------
Liability:
  Payable to General American Life
   Insurance Company....................           0           0          582            0
                                          ----------  ----------  ------------  -----------
    Total net assets....................  $26,730,108 $27,768,862  $8,206,953    $7,303,617
                                          ----------  ----------  ------------  -----------
                                          ----------  ----------  ------------  -----------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in
   Separate Account.....................  $26,730,108 $27,725,339  $8,200,055    $7,303,617
  Individual variable annuity contracts
   cash value in payment period.........           0      43,523        6,898            0
                                          ----------  ----------  ------------  -----------
    Total net assets....................  $26,730,108 $27,768,862  $8,206,953    $7,303,617
                                          ----------  ----------  ------------  -----------
                                          ----------  ----------  ------------  -----------
Total individual units held.............   1,943,459   1,504,983      571,399      514,549
Individual unit value...................  $    13.75  $    18.45   $    14.36    $   14.19
Cost of investments.....................  $17,116,690 $27,954,617  $8,180,572    $7,135,667

              See accompanying notes to the financial statements.

                                       D3

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                  VARIABLE     VARIABLE
                                                     VARIABLE      GLOBAL        U.S.
                                            MONEY    STRATEGIC   GOVERNMENT   GOVERNMENT
                                           MARKET     INCOME       INCOME       INCOME
                                          DIVISION   DIVISION     DIVISION     DIVISION
                                          ---------  ---------  ------------  -----------
Investment income:
  Dividend income.......................  $1,027,389 $2,005,819  $  614,693    $ 302,621
Expenses:
  Mortality, expense and administrative
   charges..............................   (301,441)  (410,377)    (129,550)     (78,522)
                                          ---------  ---------  ------------  -----------
  Net investment income.................    725,948  1,595,442      485,143      224,099
                                          ---------  ---------  ------------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......          0          0            0            0
  Realized gain (loss) on sales.........          0  2,366,466      (55,446)     (21,381)
                                          ---------  ---------  ------------  -----------
  Net realized gain (loss) on
   investments..........................          0  2,366,466      (55,446)     (21,381)
                                          ---------  ---------  ------------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................          0  2,143,553      228,790      (27,288)
  Unrealized gain (loss) on investments,
   end of period........................          0   (197,919)      26,963      146,515
                                          ---------  ---------  ------------  -----------
  Net unrealized gain (loss) on
   investments..........................          0  (2,341,472)    (201,827)    173,803
                                          ---------  ---------  ------------  -----------
  Net gain (loss) on investments........          0     24,994     (257,273)     152,422
                                          ---------  ---------  ------------  -----------
  Net increase in net assets resulting
   from operations......................  $ 725,948  $1,620,436  $  227,870    $ 376,521
                                          ---------  ---------  ------------  -----------
                                          ---------  ---------  ------------  -----------

              See accompanying notes to the financial statements.

                                       D4

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1997 and 1996

--------------------------------------------------------------------------------


                                                                         VARIABLE
                                                                     STRATEGIC INCOME
                                          MONEY MARKET DIVISION          DIVISION
                                          ----------------------  ----------------------
                                             1997        1996        1997        1996
                                          ----------  ----------  ----------  ----------
Operations:
  Net investment income.................  $  725,948  $  499,806  $1,595,442  $1,617,455
  Net realized gain on investments......           0           0   2,366,466   2,520,865
  Net unrealized gain (loss) on
   investments..........................           0           0  (2,341,472)    738,247
                                          ----------  ----------  ----------  ----------
    Net increase in net assets resulting
     from operations....................     725,948     499,806   1,620,436   4,876,567
                                          ----------  ----------  ----------  ----------
  Deposits into Separate Account........  11,693,462  14,414,776   2,322,838   3,955,884
  Transfers to (from) Separate
   Account..............................   3,257,598  (6,048,583) (4,271,620)    499,563
  Withdrawals from Separate Account.....  (8,768,848) (3,951,533) (3,453,930) (3,078,289)
                                          ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................   6,182,212   4,414,660  (5,402,712)  1,377,158
                                          ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....   6,908,160   4,914,466  (3,782,276)  6,253,725
  Net assets, beginning of period.......  19,821,948  14,907,482  31,551,138  25,297,413
                                          ----------  ----------  ----------  ----------
  Net assets, end of period.............  $26,730,108 $19,821,948 $27,768,862 $31,551,138
                                          ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------

                                                 VARIABLE                VARIABLE
                                            GLOBAL GOVERNMENT        U.S. GOVERNMENT
                                             INCOME DIVISION         INCOME DIVISION
                                          ----------------------  ----------------------
                                             1997        1996        1997        1996
                                          ----------  ----------  ----------  ----------
Operations:
  Net investment income.................  $  485,143  $  554,155  $  224,099  $  188,400
  Net realized gain on investments......     (55,446)     19,403     (21,381)     (6,593)
  Net unrealized gain (loss) on
   investments..........................    (201,827)    (96,777)    173,803    (135,373)
                                          ----------  ----------  ----------  ----------
    Net increase in net assets resulting
     from operations....................     227,870     476,781     376,521      46,434
                                          ----------  ----------  ----------  ----------
  Deposits into Separate Account........     859,739     877,625   1,727,218   1,776,392
  Transfers to (from) Separate
   Account..............................  (1,767,441) (1,896,264)    818,277  (1,851,071)
  Withdrawals from Separate Account.....  (1,479,355)   (998,792) (1,071,382)   (479,299)
                                          ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................  (2,387,057) (2,017,431)  1,474,113    (553,978)
                                          ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (2,159,187) (1,540,650)  1,850,634    (507,544)
  Net assets, beginning of period.......  10,366,140  11,906,790   5,452,983   5,960,527
                                          ----------  ----------  ----------  ----------
  Net assets, end of period.............  $8,206,953  $10,366,140 $7,303,617  $5,452,983
                                          ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------

              See accompanying notes to the financial statements.

                                       D5

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------


                                           VARIABLE
                                             NEW       VARIABLE    VARIABLE
                                           PACIFIC      EUROPE     AMERICA
                                           DIVISION    DIVISION    DIVISION
                                          ----------  ----------  ----------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........  $17,917,927 $30,687,103 $44,606,691
  Receivable from General American Life
   Insurance Company....................           0           0           0
                                          ----------  ----------  ----------
    Total assets........................  17,917,927  30,687,103  44,606,691
                                          ----------  ----------  ----------
Liability:
  Payable to General American Life
   Insurance Company....................   2,573,184   3,393,603     824,626
                                          ----------  ----------  ----------
    Total net assets....................  $15,344,743 $27,293,500 $43,782,065
                                          ----------  ----------  ----------
                                          ----------  ----------  ----------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................  $15,328,678 $27,257,324 $43,704,960
  Individual variable annuity contracts
   cash value in payment period.........      16,065      36,176      77,105
                                          ----------  ----------  ----------
    Total net assets....................  $15,344,743 $27,293,500 $43,782,065
                                          ----------  ----------  ----------
                                          ----------  ----------  ----------
Total individual units held.............   1,517,608   1,165,771   1,678,633

Individual unit value...................  $    10.11  $    23.41  $    26.08
Cost of investments.....................  $18,273,630 $29,926,787 $41,107,234

              See accompanying notes to the financial statements.

                                       D6

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                            AND LIABILITIES  (cont'd)
                               December 31, 1997

--------------------------------------------------------------------------------

                        VARIABLE                      VARIABLE                      VARIABLE      VARIABLE
                        GROWTH &      VARIABLE        TELECOM-      VARIABLE        EMERGING      NATURAL        VARIABLE
                         INCOME     LATIN AMERICA    MUNICATION   INTERNATIONAL     MARKETS      RESOURCES    INFRASTRUCTURE
                        DIVISION      DIVISION        DIVISION      DIVISION        DIVISION      DIVISION       DIVISION
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Assets:
  Investments in GT
   Global Variable
   Investment Funds,
   at market value
   (see Schedule of
   Investments).....  $ 51,914,308  $ 27,496,881    $ 67,703,571   $ 5,772,006    $ 16,987,937  $ 16,571,734   $ 8,613,703
  Receivable from
   General American
   Life Insurance
   Company..........             0             0               0             0               0             0        32,068
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total assets....    51,914,308    27,496,881      67,703,571     5,772,006      16,987,937    16,571,734     8,645,771
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Liability:
  Payable to General
   American Life
   Insurance
   Company..........     1,735,483        96,706          44,729       164,665         714,943       125,471             0
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 50,178,825  $ 27,400,175    $ 67,658,842   $ 5,607,341    $ 16,272,994  $ 16,446,263   $ 8,645,771
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total net assets
represented by:
  Individual
   variable annuity
   contracts cash
   value invested in
   Separate
   Account..........  $ 50,101,518  $ 27,395,400    $ 67,581,896   $ 5,590,108    $ 16,258,049  $ 16,403,198   $ 8,634,858
  Individual
   variable annuity
   contracts cash
   value in payment
   period...........        77,307         4,775          76,946        17,233          14,945        43,065        10,913
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 50,178,825  $ 27,400,175    $ 67,658,842   $ 5,607,341    $ 16,272,994  $ 16,446,263   $ 8,645,771
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total individual
 units held.........     2,506,403     1,428,569       3,029,688       454,338       1,360,716       763,356       517,518

Individual unit
 value..............  $      20.02  $      19.18    $      22.33   $     12.34    $      11.96  $      21.54   $     16.71
Cost of
 investments........  $ 50,306,563  $ 27,940,374    $ 67,951,742   $ 5,653,455    $ 19,823,670  $ 18,258,954   $ 8,636,151

              See accompanying notes to the financial statements.

                                       D7

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1997

--------------------------------------------------------------------------------


                                                                          VARIABLE
                                                                             NEW     VARIABLE   VARIABLE
                                                                           PACIFIC    EUROPE     AMERICA
                                                                          DIVISION   DIVISION   DIVISION
                                                                          ---------  ---------  ---------
Investment income:
  Dividend income.......................................................  $ 162,217  $  68,542  $ 209,060
Expenses:
  Mortality, expense and administrative charges.........................   (344,898)  (387,561)  (566,842)
                                                                          ---------  ---------  ---------
Net investment income (loss)............................................   (182,681)  (319,019)  (357,782)
                                                                          ---------  ---------  ---------
Net realized gain (loss) on investments:
  Realized gain from distributions......................................    128,066  2,386,527  1,536,594
  Realized gain (loss) on sales.........................................  (8,368,992) 2,312,712 1,745,314
                                                                          ---------  ---------  ---------
    Net realized gain (loss) on investments.............................  (8,240,926) 4,699,239 3,281,908
                                                                          ---------  ---------  ---------
Net unrealized gain (loss) on investments:
  Unrealized gain on investments, beginning of period...................  1,057,319  1,010,118  1,241,726
  Unrealized gain (loss) on investments, end of period..................   (355,703)   760,316  3,499,457
                                                                          ---------  ---------  ---------
    Net unrealized gain (loss) on investments...........................  (1,413,022)  (249,802) 2,257,731
                                                                          ---------  ---------  ---------
    Net gain (loss) on investments......................................  (9,653,948) 4,449,437 5,539,639
                                                                          ---------  ---------  ---------
Net increase (decrease) in net assets resulting from operations.........  $(9,836,629) $4,130,418 $5,181,857
                                                                          ---------  ---------  ---------
                                                                          ---------  ---------  ---------

              See accompanying notes to the financial statements.

                                       D8

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      For the year ended December 31, 1997

--------------------------------------------------------------------------------

                                    VARIABLE                      VARIABLE                     VARIABLE      VARIABLE
                                    GROWTH &       VARIABLE       TELECOM-      VARIABLE       EMERGING      NATURAL
                                     INCOME      LATIN AMERICA   MUNICATIONS  INTERNATIONAL     MARKETS     RESOURCES
                                    DIVISION       DIVISION       DIVISION      DIVISION       DIVISION      DIVISION
                                  ------------   -------------   -----------  -------------   -----------  ------------
Investment income:
  Dividend income...............  $  1,298,733    $         0    $        0     $   7,510     $    80,918  $          0
Expenses:
  Mortality, expense and
   administrative charges.......      (593,308)      (392,175)     (948,489 )     (74,751)       (280,930)     (246,069)
                                  ------------   -------------   -----------  -------------   -----------  ------------
Net investment income (loss)....       705,425       (392,175)     (948,489 )     (67,241)       (200,012)     (246,069)
                                  ------------   -------------   -----------  -------------   -----------  ------------
Net realized gain (loss) on
investments:
  Realized gain from
   distributions................        90,377              0     7,715,204             0       1,270,332       750,310
  Realized gain (loss) on
   sales........................     7,866,492      5,652,203     8,428,937       569,720         457,869     2,081,839
                                  ------------   -------------   -----------  -------------   -----------  ------------
    Net realized gain (loss) on
     investments................     7,956,869      5,652,203    16,144,141       569,720       1,728,201     2,832,149
                                  ------------   -------------   -----------  -------------   -----------  ------------
Net unrealized gain (loss) on
investments:
  Unrealized gain on
   investments, beginning of
   period.......................     4,217,054      1,603,175     7,082,895       178,321         930,369     1,074,722
  Unrealized gain (loss) on
   investments, end of period...     1,607,745       (443,493)     (248,171 )     118,551      (2,835,733)   (1,687,220)
                                  ------------   -------------   -----------  -------------   -----------  ------------
    Net unrealized gain (loss)
     on investments.............    (2,609,309)    (2,046,668)   (7,331,066 )     (59,770)     (3,766,102)   (2,761,942)
                                  ------------   -------------   -----------  -------------   -----------  ------------
    Net gain (loss) on
     investments................     5,347,560      3,605,535     8,813,075       509,950      (2,037,901)       70,207
                                  ------------   -------------   -----------  -------------   -----------  ------------
Net increase (decrease) in net
 assets resulting from
 operations.....................  $  6,052,985    $ 3,213,360    $7,864,586     $ 442,709     $(2,237,913) $   (175,862)
                                  ------------   -------------   -----------  -------------   -----------  ------------
                                  ------------   -------------   -----------  -------------   -----------  ------------


                                     VARIABLE
                                  INFRASTRUCTURE
                                     DIVISION
                                  --------------
Investment income:
  Dividend income...............    $   46,066
Expenses:
  Mortality, expense and
   administrative charges.......      (114,291)
                                  --------------
Net investment income (loss)....       (68,225)
                                  --------------
Net realized gain (loss) on
investments:
  Realized gain from
   distributions................       424,291
  Realized gain (loss) on
   sales........................       289,679
                                  --------------
    Net realized gain (loss) on
     investments................       713,970
                                  --------------
Net unrealized gain (loss) on
investments:
  Unrealized gain on
   investments, beginning of
   period.......................       425,131
  Unrealized gain (loss) on
   investments, end of period...       (22,448)
                                  --------------
    Net unrealized gain (loss)
     on investments.............      (447,579)
                                  --------------
    Net gain (loss) on
     investments................       266,391
                                  --------------
Net increase (decrease) in net
 assets resulting from
 operations.....................    $  198,166
                                  --------------
                                  --------------

              See accompanying notes to the financial statements.

                                       D9

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1997 and 1996

--------------------------------------------------------------------------------

                                                 VARIABLE                VARIABLE                VARIABLE
                                           NEW PACIFIC DIVISION      EUROPE DIVISION         AMERICA DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1997        1996        1997        1996        1997        1996
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $ (182,681) $  (88,871) $ (319,019) $ (130,366) $ (357,782) $   (4,196)
  Net realized gain (loss) on
   investments..........................  (8,240,926)  7,828,491   4,699,239   4,326,709   3,281,908   3,898,054
  Net unrealized gain (loss) on
   investments..........................  (1,413,022)    328,933    (249,802)    721,983   2,257,731   1,987,087
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...  (9,836,629)  8,068,553   4,130,418   4,918,326   5,181,857   5,880,945
  Deposits into Separate Account........   2,938,675   3,830,544   2,784,903   2,410,618   2,899,511   5,680,228
  Transfers to (from) Separate
   Account..............................  (5,841,440) (1,319,905) (1,364,288)  2,917,523      (7,332) (3,361,891)
  Withdrawals from Separate Account.....  (2,847,511) (2,387,202) (2,631,950) (1,437,759) (5,773,807) (4,243,739)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into Separate
     Account............................  (5,750,276)    123,437  (1,211,335)  3,890,382  (2,881,628) (1,925,402)
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (15,586,905)  8,191,990  2,919,083   8,808,708   2,300,229   3,955,543
  Net assets, beginning of period.......  30,931,648  22,739,658  24,374,417  15,565,709  41,481,836  37,526,293
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $15,344,743 $30,931,648 $27,293,500 $24,374,417 $43,782,065 $41,481,836
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

                                                 VARIABLE                VARIABLE                VARIABLE
                                             EMERGING MARKETS       NATURAL RESOURCES         INFRASTRUCTURE
                                                 DIVISION                DIVISION                DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1997        1996        1997        1996        1997        1996
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $ (200,012) $ (210,729) $ (246,069) $ (107,139) $  (68,225) $  (22,538)
  Net realized gain (loss) on
   investments..........................   1,728,201   2,569,947   2,832,149   1,296,927     713,970     200,704
  Net unrealized gain (loss) on
   investments..........................  (3,766,102)    919,973  (2,761,942)  1,085,845    (447,579)    436,912
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...  (2,237,913)  3,279,191    (175,862)  2,275,633     198,166     615,078
  Deposits into Separate Account........   2,609,384   3,819,231   4,014,997   3,910,507   2,336,821   1,855,866
  Transfers to (from) Separate
   Account..............................     523,758   2,368,261  (2,016,970)  9,030,189     822,498   2,122,405
  Withdrawals from Separate Account.....  (1,972,242)   (921,653) (1,475,571)   (357,938)   (619,227)   (167,696)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into Separate
     Account............................   1,160,900   5,265,839     522,456  12,582,758   2,540,092   3,810,575
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (1,077,013)  8,545,030     346,594  14,858,391   2,738,258   4,425,653
  Net assets, beginning of period.......  17,350,007   8,804,977  16,099,669   1,241,278   5,907,513   1,481,860
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $16,272,994 $17,350,007 $16,446,263 $16,099,669 $8,645,771  $5,907,513
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

              See accompanying notes to the financial statements.

                                      D10

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                 For the years ended December 31, 1997 and 1996

--------------------------------------------------------------------------------

                                                                                            VARIABLE
                                    VARIABLE                    VARIABLE               TELECOMMUNICATIONS
                            GROWTH & INCOME DIVISION     LATIN AMERICA DIVISION             DIVISION
                           --------------------------  --------------------------  --------------------------
                               1997          1996          1997          1996          1997          1996
                           ------------  ------------  ------------  ------------  ------------  ------------
Operations:
  Net investment income
   (loss)................  $    705,425  $    388,762  $   (392,175) $    295,291  $   (948,489) $   (772,331)
  Net realized gain
   (loss) on
   investments...........     7,956,869     2,170,219     5,652,203       936,972    16,144,141    11,322,043
  Net unrealized gain
   (loss) on
   investments...........    (2,609,309)    1,946,106    (2,046,668)    2,819,081    (7,331,066)   (1,683,047)
                           ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     6,052,985     4,505,087     3,213,360     4,051,344     7,864,586     8,866,665
  Deposits into Separate
   Account...............     4,320,103     4,430,985     2,589,354     2,380,136     4,817,136     9,584,291
  Transfers to (from)
   Separate Account......     8,674,747       850,032     2,508,321    (2,174,243)     (919,250)     (819,084)
  Withdrawals from
   Separate Account......    (5,205,730)   (3,936,966)   (2,847,642)   (1,721,962)   (6,885,267)   (5,542,852)
                           ------------  ------------  ------------  ------------  ------------  ------------
    Net deposits into
     Separate Account....     7,789,120     1,344,051     2,250,033    (1,516,069)   (2,987,381)    3,222,355
                           ------------  ------------  ------------  ------------  ------------  ------------
  Increase (decrease) in
   net assets............    13,842,105     5,849,138     5,463,393     2,535,275     4,877,205    12,089,020
  Net assets, beginning
   of period.............    36,336,720    30,487,582    21,936,782    19,401,507    62,781,637    50,692,617
                           ------------  ------------  ------------  ------------  ------------  ------------
  Net assets, end of
   period................  $ 50,178,825  $ 36,336,720  $ 27,400,175  $ 21,936,782  $ 67,658,842  $ 62,781,637
                           ------------  ------------  ------------  ------------  ------------  ------------
                           ------------  ------------  ------------  ------------  ------------  ------------


                                    VARIABLE
                             INTERNATIONAL DIVISION
                           --------------------------
                               1997          1996
                           ------------  ------------
Operations:
  Net investment income
   (loss)................  $    (67,241) $    (60,474)
  Net realized gain
   (loss) on
   investments...........       569,720       159,406
  Net unrealized gain
   (loss) on
   investments...........       (59,770)      195,612
                           ------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       442,709       294,544
  Deposits into Separate
   Account...............       930,625       811,961
  Transfers to (from)
   Separate Account......       322,481       176,650
  Withdrawals from
   Separate Account......      (578,830)     (222,037)
                           ------------  ------------
    Net deposits into
     Separate Account....       674,276       766,574
                           ------------  ------------
  Increase (decrease) in
   net assets............     1,116,985     1,061,118
  Net assets, beginning
   of period.............     4,490,356     3,429,238
                           ------------  ------------
  Net assets, end of
   period................  $  5,607,341  $  4,490,356
                           ------------  ------------
                           ------------  ------------

              See accompanying notes to the financial statements.

                                      D11

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
General American Separate Account Twenty-eight and General American Separate Account Twenty-nine (the Separate Accounts) commenced operations on February 10, 1993, and are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by General American Life Insurance Company (General American) which may be qualified or non-qualified.

Separate Account Twenty-eight is divided into four divisions and Separate Account Twenty-nine is divided into ten divisions. Each division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-eight invests in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-nine invests in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or all of the Divisions as well as a fixed account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The unit values for the Separate Accounts for all divisions began at $12.00 on February 10, 1993, except the following Divisions of Separate Account Twenty-nine which began at $12.00: the Variable Telecommunications Division on October 18, 1993, the Variable International Division on July 12, 1994, the Variable Emerging Markets Division on July 6, 1994, and the Variable Natural Resources and Variable Infrastructure Divisions on January 31, 1995.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A) INVESTMENTS
The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to General American by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Accounts. Share transactions are recorded on the trade date, which is the same as the settlement date.

(B) FEDERAL INCOME TAXES
Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

(C) DIVIDEND REIMBURSEMENT
Dividends received from the underlying mutual funds are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D) USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 -- CONTRACT CHARGES
MORTALITY AND EXPENSE RISK CHARGE: General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts, for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-eight totaled $821,330 for the period ended December 31, 1997. Mortality and expense charges for Separate Account Twenty-nine totaled $3,526,175 for the period ended December 31, 1997.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): Under Separate Account contractual arrangements, General American is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon full surrender of the contract or partial withdrawal of accumulated value. The sales charge is 6% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death if the date of issue is prior to the annuitant's 80th birthday. Sales charges as a result of surrenders are disclosed in Note 6.

ACCOUNT FEE AND ADMINISTRATIVE CHARGES: General American has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, General American deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. General American charges an amount equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve (12) during the contract year, excluding transfers made under the dollar cost averaging program, personal portfolio rebalancing, or interest sweep program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in Note 6. General

                                      D12

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 3 -- CONTRACT CHARGES (CONT'D)
American also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15%. Administrative charges for Separate Account Twenty-eight totaled $98,560 for the period ended December 31, 1997. Administrative charges for Separate Account Twenty-nine totaled $423,141 for the period ended December 31, 1997.
PREMIUM TAXES: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 6.

NOTE 4 -- PURCHASES AND SALES OF GT GLOBAL VARIABLE INVESTMENT FUND SHARES During the year ended December 31, 1997, cost of purchases and proceeds from sales of GT Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-EIGHT                                                      PURCHASES       SALES
--------------------------------------------------------------------------------  ------------  ------------
Money Market Fund...............................................................  $398,907,114  $398,555,506
Variable Strategic Income Fund..................................................    26,524,215    31,587,439
Variable Global Government Income Fund..........................................     3,690,152     5,603,392
Variable U.S. Government Income Fund............................................     4,809,477     3,083,933


SEPARATE ACCOUNT TWENTY-NINE
--------------------------------------------------------------------------------
Variable New Pacific Fund.......................................................  $146,181,144  $150,986,132
Variable Europe Fund............................................................   124,009,001   120,204,583
Variable America Fund...........................................................    33,332,585    34,327,866
Variable Growth & Income Fund...................................................    67,448,716    57,158,630
Variable Latin America Fund.....................................................    36,158,501    33,942,837
Variable Telecommunications Fund................................................    37,146,607    32,830,027
Variable International Fund.....................................................    31,117,346    30,454,098
Variable Emerging Markets Fund..................................................    48,522,195    46,113,702
Variable Natural Resources Fund.................................................    31,544,662    30,397,067
Variable Infrastructure Fund....................................................     4,753,498     1,887,624

NOTE 5 -- ACCUMULATION UNIT ACTIVITY
The following is a summary of the accumulation unit activity for the years ended December 31, 1997 and 1996 for Separate Account Twenty-eight (in thousands):

                                                                                         VARIABLE
                                                                                        STRATEGIC
                                                                        MONEY MARKET      INCOME
                                                                          DIVISION       DIVISION
                                                                        -------------  ------------
                                                                        1997    1996   1997   1996
                                                                        -----  ------  -----  -----
Individual units held:
  Deposits............................................................    866   1,097    132    253
  Transfers...........................................................    236    (462)  (241)    15
  Withdrawals.........................................................   (649)   (303)  (193)  (198)
  Outstanding units, beginning of period..............................  1,490   1,158  1,807  1,737
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................  1,943   1,490  1,505  1,807
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0       0      0      0
  Transfers...........................................................      0       0      0      0
  Withdrawals.........................................................      0       0      0      0
  Outstanding units, beginning of period..............................      0       0      0      0
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................      0       0      0      0
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----

                                                                          VARIABLE      VARIABLE
                                                                           GLOBAL         U.S.
                                                                         GOVERNMENT    GOVERNMENT
                                                                           INCOME        INCOME
                                                                          DIVISION      DIVISION
                                                                        ------------  ------------
                                                                        1997   1996   1997   1996
                                                                        -----  -----  -----  -----
Individual units held:
  Deposits............................................................     62     67    130    137
  Transfers...........................................................   (127)  (141)    54   (142)
  Withdrawals.........................................................   (107)   (76)   (62)   (37)
  Outstanding units, beginning of period..............................    743    893    393    435
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................    571    743    515    393
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0      0      0      0
  Transfers...........................................................      0      0      0      0
  Withdrawals.........................................................      0      0    (17)     0
  Outstanding units, beginning of period..............................      0      0     17     17
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................      0      0      0     17
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----

                                      D13

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 5 -- ACCUMULATION UNIT ACTIVITY (CONT'D)
The following is a summary of the accumulation unit activity for the years ended December 31, 1997 and 1996 for Separate Account Twenty-nine (in thousands). There was no activity in Separate Account Twenty-nine relating to General American Life Insurance Company seed money.

                                                    VARIABLE NEW     VARIABLE      VARIABLE
                                                       PACIFIC        EUROPE       AMERICA
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1997    1996   1997   1996   1997   1996
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................    181     244    129    129    130    268
  Transfers.......................................   (253)     (1)   (26)   163     (5)  (171)
  Withdrawals.....................................   (186)   (154)  (119)   (80)  (248)  (201)
  Outstanding units, beginning of period..........  1,776   1,687  1,182    970  1,802  1,906
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  1,518   1,776  1,166  1,182  1,679  1,802
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE      VARIABLE
                                                      GROWTH &       LATIN
                                                       INCOME       AMERICA
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1997   1996   1997   1996
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................    238    282    135    150
  Transfers.......................................    469     49    149   (129)
  Withdrawals.....................................   (281)  (253)  (147)  (109)
  Outstanding units, beginning of period..........  2,080  2,002  1,292  1,380
                                                    -----  -----  -----  -----
  Outstanding units, end of period................  2,506  2,080  1,429  1,292
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

                                                      VARIABLE                     VARIABLE
                                                    TELECOMMUNICA-   VARIABLE      EMERGING
                                                        TIONS      INTERNATIONAL   MARKETS
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1997    1996   1997   1996   1997   1996
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................    235     510     73     72    175    291
  Transfers.......................................    (65)    (54)    45     18     86    205
  Withdrawals.....................................   (317)   (298)   (48)   (20)  (134)   (71)
  Outstanding units, beginning of period..........  3,177   3,019    384    314  1,234    809
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  3,030   3,177    454    384  1,361  1,234
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE
                                                      NATURAL       VARIABLE
                                                     RESOURCES    INFRASTRUCTURE
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1997   1996   1997   1996
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................    197    203    140    124
  Transfers.......................................   (109)   476     48    141
  Withdrawals.....................................    (71)   (19)   (36)   (12)
  Outstanding units, beginning of period..........    746     86    366    113
                                                    -----  -----  -----  -----
  Outstanding units, end of period................    763    746    518    366
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-eight follows.

                                                                                             VARIABLE STRATEGIC
                                                         MONEY MARKET DIVISION                INCOME DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $    11,762,049  $    14,452,991  $     2,330,258  $     3,968,594
Transfers between fund divisions and General
 American.........................................        3,257,598       (6,048,583)      (4,271,620)         499,563
Surrenders and withdrawals........................       (8,576,294)      (3,849,956)      (3,390,198)      (3,024,036)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        6,443,353        4,554,452       (5,331,560)       1,444,121
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (3,730)          (2,014)             (51)            (546)
  Account Fees....................................          (64,857)         (36,201)          (7,370)         (12,164)
  Surrender charges...............................         (192,554)        (101,577)         (63,731)         (54,253)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................         (261,141)        (139,792)         (71,152)         (66,963)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     6,182,212  $     4,414,660  $    (5,402,712) $     1,377,158
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                       VARIABLE GLOBAL GOVERNMENT     VARIABLE U.S. GOVERNMENT INCOME
                                                            INCOME DIVISION                       DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       861,470  $       880,325  $     1,728,413  $     1,777,642
Transfers between fund divisions and General
 American.........................................       (1,767,441)      (1,896,264)         818,277       (1,851,071)
Surrenders and withdrawals........................       (1,451,204)        (985,931)      (1,059,973)        (471,235)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (2,357,175)      (2,001,870)       1,486,717         (544,664)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................              (81)             (40)             (40)             (40)
  Account Fees....................................           (1,650)          (2,660)          (1,155)          (1,210)
  Surrender charges...............................          (28,151)         (12,861)         (11,409)          (8,064)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (29,882)         (15,561)         (12,604)          (9,314)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (2,387,057) $    (2,017,431) $     1,474,113  $      (553,978)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                      D14

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT (CONT'D)

                                                     VARIABLE NEW PACIFIC DIVISION        VARIABLE EUROPE DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     2,973,353  $     3,858,542  $     2,802,922  $     2,421,423
Transfers between fund divisions and
 General American.................................       (5,841,440)      (1,319,905)      (1,364,288)       2,917,523
Surrenders and withdrawals........................       (2,789,649)      (2,334,135)      (2,584,983)      (1,410,434)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (5,657,736)         204,502       (1,146,349)       3,928,512
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................             (510)             (75)            (627)            (708)
  Account Fees....................................          (34,169)         (27,923)         (17,392)         (10,097)
  Surrender charges...............................          (57,861)         (53,067)         (46,967)         (27,325)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (92,540)         (81,065)         (64,986)         (38,130)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from)
 Separate Account.................................  $    (5,750,276) $       123,437  $    (1,211,335) $     3,890,382
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                       VARIABLE AMERICA DIVISION
                                                    --------------------------------
                                                         1997             1996
                                                    ---------------  ---------------
Total gross deposits..............................  $     2,915,843  $     5,700,168
Transfers between fund divisions and
 General American.................................           (7,332)      (3,361,891)
Surrenders and withdrawals........................       (5,643,007)      (4,149,012)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (2,734,496)      (1,810,735)
                                                    ---------------  ---------------
Deductions:
  Premium taxes...................................             (649)            (414)
  Account Fees....................................          (15,683)         (19,526)
  Surrender charges...............................         (130,800)         (94,727)
                                                    ---------------  ---------------
    Total deductions..............................         (147,132)        (114,667)
                                                    ---------------  ---------------
Net deposits into (deductions from)
 Separate Account.................................  $    (2,881,628) $    (1,925,402)
                                                    ---------------  ---------------
                                                    ---------------  ---------------

                                                       VARIABLE EMERGING MARKETS         VARIABLE NATURAL RESOURCES
                                                                DIVISION                          DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     2,618,157  $     3,824,754  $     4,026,534  $     3,917,604
Transfers between fund divisions and
 General American.................................          523,758        2,368,261       (2,016,970)       9,030,189
Surrenders and withdrawals........................       (1,930,698)        (907,826)      (1,444,994)        (353,717)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        1,211,217        5,285,189          564,570       12,594,076
Deductions:
  Premium taxes...................................             (415)               5             (562)               0
  Account Fees....................................           (8,358)          (5,528)         (10,975)          (7,097)
  Surrender charges...............................          (41,544)         (13,827)         (30,577)          (4,221)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (50,317)         (19,350)         (42,114)         (11,318)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into Separate Account................  $     1,160,900  $     5,265,839  $       522,456  $    12,582,758
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------


                                                    VARIABLE INFRASTRUCTURE DIVISION

                                                    --------------------------------
                                                         1997             1996
                                                    ---------------  ---------------
Total gross deposits..............................  $     2,337,828  $     1,856,356
Transfers between fund divisions and
 General American.................................          822,498        2,122,405
Surrenders and withdrawals........................         (607,136)        (165,583)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        2,553,190        3,813,178
Deductions:
  Premium taxes...................................                0                0
  Account Fees....................................           (1,007)            (490)
  Surrender charges...............................          (12,091)          (2,113)
                                                    ---------------  ---------------
    Total deductions..............................          (13,098)          (2,603)
                                                    ---------------  ---------------
Net deposits into Separate Account................  $     2,540,092  $     3,810,575
                                                    ---------------  ---------------
                                                    ---------------  ---------------

                                      D15

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT (CONT'D)

                                                                VARIABLE                          VARIABLE
                                                        GROWTH & INCOME DIVISION           LATIN AMERICA DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     4,331,413  $     4,439,621  $     2,602,831  $     2,386,980
Transfers between fund divisions and General
 American.........................................        8,674,747          850,032        2,508,321       (2,174,243)
Surrenders and withdrawals........................       (5,112,202)      (3,875,684)      (2,791,244)      (1,689,032)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        7,893,958        1,413,969        2,319,908       (1,476,295)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................             (479)            (393)            (555)            (850)
  Account Fees....................................          (10,830)          (8,243)         (12,923)          (5,994)
  Surrender charges...............................          (93,529)         (61,282)         (56,397)         (32,930)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................         (104,838)         (69,918)         (69,875)         (39,774)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     7,789,120  $     1,344,051  $     2,250,033  $    (1,516,069)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                                VARIABLE                          VARIABLE
                                                      TELECOMMUNICATIONS DIVISION          INTERNATIONAL DIVISION
                                                    --------------------------------  --------------------------------
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     4,855,387  $     9,624,221  $       936,339  $       813,886
Transfers between fund divisions and General
 American.........................................         (919,250)        (819,084)         322,481          176,650
Surrenders and withdrawals........................       (6,748,959)      (5,447,592)        (565,656)        (217,017)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (2,812,822)       3,357,545          693,164          773,519
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (1,705)          (1,370)               0                0
  Account Fees....................................          (36,546)         (38,560)          (5,715)          (1,925)
  Surrender charges...............................         (136,308)         (95,260)         (13,173)          (5,020)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................         (174,559)        (135,190)         (18,888)          (6,945)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (2,987,381) $     3,222,355  $       674,276  $       766,574
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                      D16

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            SCHEDULE OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWENTY-EIGHT:                                                    NO. OF SHARES   MARKET VALUE
--------------------------------------------------------------------------------  -------------   ------------
  GT Global: Money Market Fund..................................................     17,116,690   $ 17,116,690
  GT Global: Variable Strategic Income Fund.....................................      2,072,942     27,756,698
  GT Global: Variable Global Government Income Fund.............................        734,784      8,207,535
  GT Global: Variable U.S. Government Income Fund...............................        622,409      7,282,181


SEPARATE ACCOUNT TWENTY-NINE:
--------------------------------------------------------------------------------
  GT Global: Variable New Pacific Fund..........................................      1,704,846     17,917,927
  GT Global: Variable Europe Fund...............................................      1,362,660     30,687,103
  GT Global: Variable America Fund..............................................      2,057,504     44,606,691
  GT Global: Variable Growth & Income Fund......................................      2,791,092     51,914,308
  GT Global: Variable Latin America Fund........................................      1,622,235     27,496,881
  GT Global: Variable Telecommunications Fund...................................      3,679,542     67,703,571
  GT Global: Variable International Fund........................................        453,774      5,772,006
  GT Global: Variable Emerging Markets Fund.....................................      1,468,275     16,987,937
  GT Global: Variable Natural Resources Fund....................................        820,383     16,571,734
  GT Global: Variable Infrastructure Fund.......................................        526,832      8,613,703

                 See accompanying independent auditors' report.

                                      D17

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Money Market Division.................................................  1997         13.30              13.75            1,943
                                                                        1996         12.87              13.30            1,490
                                                                        1995         12.40              12.87            1,158
                                                                        1994         12.15              12.40            1,572
                                                                        1993         12.00              12.15              303

Variable Strategic Income Division....................................  1997         17.46              18.45            1,505
                                                                        1996         14.56              17.46            1,807
                                                                        1995         12.36              14.56            1,737
                                                                        1994         15.11              12.36            1,886
                                                                        1993         12.00              15.11            1,187

Variable Global Government Income Division............................  1997         13.95              14.36              571
                                                                        1996         13.33              13.95              743
                                                                        1995         11.66              13.33              893
                                                                        1994         12.95              11.66              825
                                                                        1993         12.00              12.95              464

Variable U.S. Government Income Division..............................  1997         13.29              14.19              515
                                                                        1996         13.18              13.29              410
                                                                        1995         11.65              13.18              452
                                                                        1994         12.61              11.65              205
                                                                        1993         12.00              12.61               69

--------------
* At inception of Separate Account on February 10, 1993.

                 See accompanying independent auditors' report.

                                      D18

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Variable New Pacific Division.........................................  1997         17.41              10.11            1,518
                                                                        1996         13.48              17.41            1,776
                                                                        1995         13.70              13.48            1,687
                                                                        1994         15.87              13.70            1,410
                                                                        1993         12.00              15.87              492
Varible Europe Division...............................................  1997         20.62              23.41            1,166
                                                                        1996         16.05              20.62            1,182
                                                                        1995         14.84              16.05              970
                                                                        1994         15.14              14.84            1,007
                                                                        1993         12.00              15.14              349
Variable America Division.............................................  1997         23.02              26.08            1,679
                                                                        1996         19.69              23.02            1,802
                                                                        1995         15.93              19.69            1,906
                                                                        1994         13.59              15.93              953
                                                                        1993         12.00              13.59              117
Variable Growth & Income Division.....................................  1997         17.47              20.02            2,506
                                                                        1996         15.23              17.47            2,080
                                                                        1995         13.37              15.23            2,002
                                                                        1994         13.96              13.37            1,908
                                                                        1993         12.00              13.96              827
Variable Latin America Division.......................................  1997         16.98              19.18            1,429
                                                                        1996         14.06              16.98            1,292
                                                                        1995         18.79              14.06            1,380
                                                                        1994         17.46              18.79            1,412
                                                                        1993         12.00              17.46              463
Variable Telecommunications Division..................................  1997         19.76              22.33            3,030
                                                                        1996         16.79              19.76            3,177
                                                                        1995         13.77              16.79            3,019
                                                                        1994         13.03              13.77            2,612
                                                                        1993         12.00              13.03              605
Variable International Division.......................................  1997         11.70              12.34              454
                                                                        1996         10.94              11.70              384
                                                                        1995         11.22              10.94              314
                                                                        1994         12.00              11.22              172
Variable Emerging Markets Division....................................  1997         14.06              11.96            1,361
                                                                        1996         10.88              14.06            1,234
                                                                        1995         11.93              10.88              809
                                                                        1994         12.00              11.93              574
Variable Natural Resources Division...................................  1997         21.57              21.54              763
                                                                        1996         14.47              21.57              746
                                                                        1995         12.00              14.47               86
Variable Infrastructure Division......................................  1997         16.13              16.71              518
                                                                        1996         13.10              16.13              366
                                                                        1995         12.00              13.10              113

--------------
* At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Growth Division, which commenced operations on July 12, 1994; the Variable Emerging Markets Division, which commenced operations on July 6, 1994; and the Variable Natural Resources Division and Variable Infrastructure Division which commenced operations on January 31, 1995.

                 See accompanying independent auditors' report.

                                      D19

INDEPENDENT AUDITORS' REPORT


Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations, stockholder equity, and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS.






St. Louis, Missouri
March 5, 1998

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                             AS OF DECEMBER 31

ASSETS                                                      1997           1996
Fixed maturities:
     Available-for-sale, at fair value                  $ 9,115,519      6,758,309
Mortgage loans, net                                       2,140,262      2,273,627
Real estate, net                                            140,145        203,767
Equity securities, at fair value                             24,211         20,905
Policy loans                                              2,073,152      1,917,861
Short-term investments                                      190,374         55,594
Other invested assets                                       243,921        183,612
                                                        -----------     ----------
          Total investments                              13,927,584     11,413,675
Cash and cash equivalents                                   358,879        142,724
Accrued investment income                                   168,592        148,419
Reinsurance recoverables and other contract deposits      4,117,958      3,264,644
Deferred policy acquisition costs                           695,253        652,251
Other assets                                                488,582        442,139
Separate account assets                                   4,118,860      2,833,258
                                                        -----------     ----------
          Total assets                                  $23,875,708     18,897,110
                                                        -----------     ----------
                                                        -----------     ----------

LIABILITIES AND STOCKHOLDER EQUITY

Policy and contract liabilities:
     Future policy benefits                            $  4,933,787      4,238,033
     Policyholder account balances:
          Universal life                                  2,534,744      1,960,726
          Annuities                                       4,161,946      4,321,241
     Pension funds                                        4,732,400      2,778,834
     Policy and contract claims                             458,606        352,433
     Dividends payable to policyholders                     113,525        103,019
                                                        -----------     ----------
          Total policy and contract liabilities          16,935,008     13,754,286
Amounts payable to reinsurers                               310,592        142,661
Long-term debt and notes payable                            214,477        295,614
Other liabilities and accrued expenses                      826,868        670,109
Deferred tax liability                                       89,046         43,277
Separate account liabilities                              4,112,666      2,810,907
                                                        -----------     ----------
          Total liabilities                              22,488,657     17,716,854
Minority interests                                          216,555        182,469
Stockholder equity:
     Common stock, $1 par value, 5,000,000 shares
       authorized, 3,000,000 shares issued and
       outstanding in 1997 and 0 in 1996                      3,000           -
     Additional paid in capital                               3,000           -
     Retained earnings                                    1,055,233        963,230
     Foreign currency translation adjustments,
       net of taxes                                         (19,481)       (15,810)
     Unrealized gain on investments, net of taxes           128,744         50,367
                                                        -----------     ----------
          Total stockholder equity                        1,170,496        997,787
                                                        -----------     ----------
          Total liabilities and stockholder equity      $23,875,708     18,897,110
                                                        -----------     ----------
                                                        -----------     ----------


SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS
(DOLLARS IN THOUSANDS)


                                                                         YEARS ENDED DECEMBER 31

REVENUES                                                       1997                 1996                1995
Insurance premiums and other considerations                 $1,768,169           1,623,228           1,498,013
Net investment income                                          945,542             806,883             676,404
Ceded commissions                                               44,902              27,538              18,523
Other income                                                   362,160             280,803             182,193
Net realized investment gains                                   28,538              24,531             280,756
                                                             ---------           ---------           ---------
     Total revenues                                          3,149,311           2,762,983           2,655,889

BENEFITS AND EXPENSES

Policy benefits                                              1,528,333           1,379,803           1,150,188
Interest credited to policyholder account balances             345,937             262,532             192,522
                                                             ---------           ---------           ---------
          Total policyholder benefits                        1,874,270           1,642,335           1,342,710

Dividends to policyholders                                     182,146             171,904             264,658
Policy acquisition costs                                       168,045             143,094             138,811
Other insurance and operating expenses                         739,814             642,636             522,986
                                                             ---------           ---------           ---------
          Total benefits and expenses                        2,964,275           2,599,969           2,269,165
                                                             ---------           ---------           ---------
          Income before provision for income taxes
          and minority interest                                185,036             163,014             386,724
                                                             ---------           ---------           ---------
Income tax provision (benefit):
     Current                                                    65,778              45,902             115,769
     Deferred                                                     (113)             13,992              29,411
                                                             ---------           ---------           ---------
          Total provision for income taxes                      65,665              59,894             145,180
                                                             ---------           ---------           ---------
          Income before minority interest                      119,371             103,120             241,544

Minority interest in earnings of consolidated subsidiaries     (22,134)            (19,888)            (17,512)
                                                             ---------           ---------           ---------
          Net income                                         $  97,237              83,232             224,032
                                                             ---------           ---------           ---------
                                                             ---------           ---------           ---------


SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF STOCKHOLDER EQUITY
(DOLLARS IN THOUSANDS)


                                                                                         Foreign
                                                                                         currency       Unrealized
                                                                                        translation    gain (loss) on      Total
                                                  Common     Additional     Retained    adjustments,    investments,   stockholder
                                                   stock   paid in capital  earnings    net of taxes   net of taxes      equity
Balance at December 31, 1994                      $    -         -          646,727        (20,175)        (65,409)        561,143
Net income                                                                  224,032                                        224,032
Foreign currency translation adjustments                                                     5,908                           5,908
Change in unrealized gain (loss) on
     investments, net of tax                                                                               162,864         162,864
Other, net                                                                    3,136                                          3,136
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1995                           -         -          873,895        (14,267)         97,455         957,083
Net income                                                                   83,232                                         83,232
Foreign currency translation adjustments                                                    (1,543)                         (1,543)
Change in unrealized gain (loss) on
     investments, net on tax                                                                               (47,088)        (47,088)
Other, net                                                                    6,103                                          6,103
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1996                           -         -          963,230        (15,810)         50,367         997,787
Net income                                                                   97,237                                         97,237
Foreign currency translation adjustments                                                    (3,671)                         (3,671)
Change in unrealized gain (loss) on
     investments, net of tax                                                                                78,377          78,377
Issuance of common stock                           3,000       3,000         (6,000)                                          -
Dividend to parent                                                           (4,480)                                        (4,480)
Other, net                                                                    5,246                                          5,246
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1997                      $3,000       3,000      1,055,233        (19,481)        128,744       1,170,496
                                                  --------------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
(DOLLARS IN THOUSANDS)

                                                                                   YEARS ENDED DECEMBER 31
CASH FLOWS FROM OPERATING ACTIVITIES                                      1997                 1996                1995

Net income                                                            $    97,237               83,232             224,032
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
     Change in:
       Accrued investment income                                          (20,568)             (16,275)            (22,202)
       Reinsurance recoverables and other contract deposits              (838,390)            (159,713)            262,054
       Deferred policy acquisition costs                                 (113,040)             (87,249)            (23,141)
       Other assets                                                       (61,796)             (51,444)            (67,650)
       Future policy benefits                                             693,052              330,511             399,261
       Policy and contract claims                                         105,503               14,652              74,173
       Other liabilities and accrued expenses                             319,787               65,184             184,756
       Deferred income taxes                                                 (113)              13,992              29,411
     Policyholder considerations                                         (137,163)            (144,748)           (140,475)
     Interest credited to policyholder account balances                   345,937              262,532             192,522
     Amortization and depreciation                                         32,744               28,375              19,196
     Net realized investment (gains)                                      (28,538)             (24,531)           (280,756)
     Other, net                                                               372              (14,554)              2,488
                                                                      -----------           ----------          ----------
Net cash provided by operating activities                                 395,024              299,964             853,669
                                                                      -----------           ----------          ----------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from investments sold or redeemed:
 Fixed maturities available-for-sale                                    2,070,743            1,822,169           1,482,122
 Mortgage loans                                                           594,151              182,650             206,520
 Equity securities                                                         31,602               13,427             468,143
 Short-term and other invested assets                                     163,393               84,748             414,102
Cost of investments purchased:
 Fixed maturities available-for-sale                                   (4,463,100)          (3,428,943)         (3,010,016)
 Fixed maturities held-to-maturity                                              -                    -              (3,068)
 Equity securities                                                        (47,283)             (39,553)            (89,062)
 Short-term and other invested assets                                    (293,857)             (97,426)            (16,471)
 Mortgage loan originations                                              (438,959)            (593,438)           (431,043)
Maturity of fixed maturities held-to-maturity                                   -                    -               6,365
Maturity of fixed maturities available-for-sale                           281,736              225,087              75,518
Increase in policy loans, net                                            (153,399)            (210,624)           (211,526)
Investments in subsidiaries                                                (6,032)              (4,807)           (126,363)
                                                                      -----------           ----------          ----------
Net cash used in investing activities                                  (2,261,005)          (2,046,710)         (1,234,779)
                                                                      -----------           ----------          ----------
CASH FLOWS FROM FINANCING ACTIVITIES

Net policyholder account and contract deposits                          2,121,488            1,632,495             294,685
Issuance of debt                                                            1,857              106,903             100,219
Repayment of debt                                                         (80,606)             (19,497)             (4,800)
Dividends                                                                  (2,112)              (1,832)             (4,376)
Other, net                                                                 46,829               26,770              17,498
                                                                      -----------           ----------          ----------

Net cash provided by financing activities                               2,087,456            1,744,839             403,226
                                                                      -----------           ----------          ----------

Effect of exchange rate changes                                            (5,320)                (266)              5,908
                                                                      -----------           ----------          ----------
Net increase (decrease) in cash and cash equivalents                      216,155               (2,173)             28,024
                                                                      -----------           ----------          ----------
Cash and cash equivalents at beginning of year                            142,724              144,897             116,873

                                                                      -----------           ----------          ----------
Cash and cash equivalents at end of year                              $   358,879              142,724             144,897
                                                                      -----------           ----------          ----------
                                                                      -----------           ----------          ----------

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

REORGANIZATION

In September 1996, the Board of Directors of General American Life Insurance Company (General American) adopted the Reorganization Plan (Plan) which authorized the reorganization (Reorganization) of General American into a mutual insurance holding company structure. The Missouri Department of Insurance held a public hearing on the Reorganization on December 19, 1996 and approved the Plan on January 24, 1997. The policyholders of General American approved the Plan on January 28, 1997 and the Reorganization became effective on April 24, 1997 (effective date). General American was the first company to obtain approval and to form a mutual insurance holding company under the Missouri Mutual Holding Company Statute.

Pursuant to the Reorganization, General American (the Company) (i) formed General American Mutual Holding Company (GAMHC) as a mutual insurance holding company under the insurance laws of the State of Missouri, (ii) formed GenAmerica Corporation (GenAmerica) as an intermediate stock holding company under the general laws of the State of Missouri, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. GAMHC may, among other things, elect all of the directors of GenAmerica and approve matters submitted for shareholder approval. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyholders of the Company were separated - the membership interests automatically became, by operation of law, membership interests in GAMHC and the contractual rights remained with the Company. Each person who becomes the owner of a designated policy or contract of insurance or annuity issued by the Company after the effective date of the Reorganization (subject to certain exceptions and conditions set forth in the Articles of Incorporation of GAMHC) will become a member of GAMHC and have a membership interest in GAMHC by operation of law so long as such policy or contract remains in force. The membership interests in GAMHC follow, and are not severable, from the insurance policy or annuity contract from which the membership interest in GAMHC is derived.

The Company issued 3 million shares of its authorized shares of capital stock to GAMHC in 1997. GAMHC then contributed all of these to GenAmerica in exchange for 1 thousand shares of its common stock. As a result, GenAmerica directly owns the Company, and GAMHC indirectly owns the Company, through GenAmerica. In addition, the Company capitalized $3 million of its unassigned surplus to paid in capital.

The consolidated financial statements include the assets, liabilities, and results of operations of the Company and its wholly owned subsidiaries, General American Holding Company, a non-insurance holding company; Cova Corporation, an insurance holding company; Paragon Life Insurance Company; Security Equity Life Insurance Company; General Life Insurance Company of America; General Life Insurance Company, its 63.8 percent owned subsidiary, Reinsurance Group of America, Incorporated (RGA), an insurance holding company, and its 62.7 percent owned subsidiary, Conning Corporation.

The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: Individual Life Insurance, Annuities, Group Life and Health Insurance, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company (including its subsidiaries) is licensed to do business in all fifty states, twelve Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, and Latin America.

INITIAL PUBLIC OFFERING

In December 1997, the Company's subsidiary, Conning Corporation (Conning) successfully completed an Initial Public Offering (IPO) of 2.875 million shares of its common stock. Conning received net proceeds of approximately $34.5 million from the offering. After the IPO, the Company owns 62.7 percent of the total shares outstanding of Conning's common stock. The publicly held stock of Conning is listed on the NASDAQ National Market System

SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements are prepared on the basis of generally accepted accounting principles (GAAP) and include the accounts of the Company and its majority owned subsidiaries. Less than majority-owned entities in which the Company has at least a 20 percent interest are reported on the equity basis. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, APPLICABILITY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES TO MUTUAL LIFE INSURANCE AND OTHER ENTERPRISES. This Interpretation requires mutual life insurance enterprises which had traditionally issued statutory based financial statements that had been reported to be in conformity with GAAP, to apply all authoritative accounting pronouncements in preparing those statements, effective for periods beginning after December 31, 1994. In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120 (SFAS 120), ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG DURATION PARTICIPATING CONTRACTS, and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 95-1 (SOP 95-1), ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE ENTERPRISES, which together define the GAAP model for mutual life insurance enterprises. These pronouncements define the enterprises and method of accounting for certain participating life insurance contracts of mutual and stock life insurance companies that meet the criteria defined in SOP 95-1. SFAS 120 also deferred implementation of Interpretation No. 40 to be concurrent with implementation of SFAS 120. SFAS 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. The effect of initially applying this new accounting model has been reported retroactively through restatement of all periods presented.

The significant accounting policies of the Company are as follows:

RECOGNITION OF REVENUE

For traditional life policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectible balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life. For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

Other income represents the fees generated from the Company's non-insurance operations, primarily service and contract fees relating to asset management, system development, and third-party administration. Amounts are recognized when earned.

INVESTED ASSETS

FIXED MATURITY AND EQUITY SECURITIES: Investment securities are accounted for in accordance with SFAS 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. SFAS 115 requires debt and equity securities to be classified into categories of available-for-sale, trading securities, or held-to-maturity depending on an entity's ability and positive intent to hold a security to maturity. All of the Company's securities are classified as available-for-sale. Fixed maturities available-for-sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects, in a separate component of stockholder equity.

MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

POLICY LOANS, REAL ESTATE AND OTHER INVESTED ASSETS: Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value. Investment real estate which the Company has the intent to hold for the production of income is carried at depreciated cost, net of writedowns for other than temporary declines in fair value and encumbrances. Properties held for sale (primarily acquired through foreclosure) are carried at the lower of depreciated cost (fair value at foreclosure plus capital additions less accumulated depreciation and encumbrances) or fair value. Adjustments to carrying value of properties held for sale are recorded in a valuation reserve when the fair value is below depreciated cost. The accumulated depreciation and encumbrances on real estate amounted to $47.0 million and $53.0 million at December 31, 1997 and 1996, respectively. Direct valuation allowances amounted to $6.7 million and $15.7 million at December 31, 1997 and 1996, respectively. Other invested assets are principally recorded at fair value.

SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES: Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The Company adjusts invested assets to their estimated net realizable value at the point at which it determines an impairment is other than temporary. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to retained earnings.

CASH AND CASH EQUIVALENTS: For purposes of reporting, cash and cash equivalents represent cash, demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

INVESTMENT INCOME

Bond premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

POLICY AND CONTRACT LIABILITIES

For traditional life insurance policies, future policy benefits are computed using a net level premium method with actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from 2.5 percent to 11.0 percent.

For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5 percent to 6.0 percent. Dividend liabilities are established when earned.
When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. These expense charges are recognized in income as earned.

The range of weighted average interest crediting rates used by the Company and its life insurance subsidiaries were as follows:


                     1997        1996        1995
Universal life    6.00-7.10%  6.00-7.56%  6.00-7.87%
Annuities         5.70-6.20%  5.70-6.20%  5.69-6.29%

Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

POLICY AND CONTRACT CLAIMS

The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of unreported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be determined precisely and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized with interest in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

The range of average rates of assumed interest used by the Company and its insurance subsidiaries in estimated gross margins were as follows:

                           1997          1996          1995
Participating life         8.17%         8.70%         7.81%
Universal life          6.25-7.79%    6.00-8.20%    6.00-7.56%
Annuities               7.00-7.84%       7.83%         8.04%

The estimates of expected gross margins are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Under SFAS 115, deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

The Company assumes and retrocedes financial reinsurance contracts which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in reinsurance recoverable/payable in the accompanying consolidated balance sheet. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

Reinsurance activities are accounted for consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

FEDERAL INCOME TAXES

The Company and certain of its U.S. subsidiaries file a consolidated federal income tax return. In order to consolidate, the Company must possess both 80 percent of the total voting power and 80 percent of the value of the stock of the subsidiary. Further, even if it meets the 80 percent test, any acquired life insurance company is not included in the consolidated return until the acquired company has been a member of the group for five years. Prior to satisfying the five-year requirement, the subsidiary files a separate federal return. RGA Barbados, a subsidiary of RGA, also files a U.S. tax return. The Company's Canadian, Argentine, Australian, Chilean, Mexican, Spanish, and United Kingdom subsidiaries are taxed under applicable local statutes. The Company uses the asset and liability method to record deferred income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNT BUSINESS

The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contract holders. The Company charges the separate accounts for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contract holders. The assets and liabilities of the separate account are carried at fair value. The Company's participation in the separate accounts (seed money) is carried at its fair value in the separate account, and amounted to $6.2 million and $22.3 million at December 31, 1997 and 1996, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair value of each class of financial instrument for which it was practicable to estimate fair value:

INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with yield tied to a stated return.

POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS: Fair values for the Company's liabilities under investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For contracts with no defined maturity date, the carrying value approximates fair value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount is considered a reasonable estimate of fair value.

LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

Refer to Note 4 for additional information on fair value of financial instruments.

RECLASSIFICATION
The Company has reclassified the presentation of certain prior period information to conform with the 1997 presentation.

(2) SIGNIFICANT ACQUISITIONS AND DIVESTITURES

On June 1, 1995, the Company acquired Xerox Life Insurance Companies, now known as Cova Corporation (Cova). At acquisition, Cova had total assets of approximately $635.6 million. The purchase price of approximately $107.7 million was funded from the Company's operations.

Effective July 31, 1995, the Company entered into a merger arrangement with Conning Corporation and Subsidiaries (Conning), an investment management firm, whereby the Company acquired Conning and subsequently contributed Conning and General American Investment Management Company, a wholly owned subsidiary, to form Conning Asset Management Company (CAM). At acquisition, Conning had total assets of approximately $16.0 million. The purchase price consisted of approximately $12.0 million in cash (from the Company's operations) and 3.2 million shares of CAM convertible redeemable preferred stock, with fair value of approximately $17.0 million.

These transactions were accounted for using the purchase method of accounting. The results of operations of the acquired entities are included in the consolidated financial statements subsequent to the respective acquisition dates. The excess of cost over fair value of net assets acquired amounted to approximately $56.6 million and $23.1 million for Cova and Conning, respectively, and is being amortized over approximately 20 years.
On January 3, 1995, the Company sold its 72 percent ownership in GenCare Health Systems, Inc. to United HealthCare Corporation. Proceeds received net of expenses were $365.0 million and the net realized gain on sale was $170.2 million.

The Company distributed its ownership of its wholly owned subsidiary, Walnut Street Securities, Inc. (WSS), at December 31, 1997 to GenAmerica. The net book value of WSS, was $4.48 million at the time of distribution. The revenue and expenses of WSS are included in the Company's consolidated statement of operations for 1997.

(3) INVESTMENTS

Fixed maturities and equity securities
The amortized cost and estimated fair value of fixed maturity and equity securities at December 31, 1997 and 1996 are as follows (in thousands):

                                                                           1997

                                                 Gross       Gross     Estimated
                                   Amortized   unrealized  unrealized     fair
                                     cost        gains       losses      value
Available-for-sale:
U. S. Treasury securities          $   48,074       1,125        (27)     49,172
Government agency
obligations                           378,002      84,425     (1,281)    461,146
Corporate securities                5,491,210     319,682    (45,790)  5,765,102
Mortgage-backed securities          2,544,241      45,211    (17,832)  2,571,620
Asset-backed securities               265,725       3,380       (626)    268,479
                                   ----------  ----------  ----------  ---------
Total fixed maturities
  available-for-sale               $8,727,252     453,823    (65,556)  9,115,519
                                   ----------  ----------  ----------  ---------
                                   ----------  ----------  ----------  ---------
Equity securities                  $   23,558         653          -      24,211
                                   ----------  ----------  ----------  ---------
                                   ----------  ----------  ----------  ---------

                                                                            1996

                                                 Gross       Gross     Estimated
                                   Amortized   unrealized  unrealized     fair
                                     cost        gains       losses      value
Available-for-sale:
U. S. Treasury securities          $   28,980         368       (151)     29,197
Government agency
obligations                           343,945      41,324       (970)    384,299
Corporate securities                4,071,775     158,361    (39,623)  4,190,513
Mortgage-backed securities          1,949,717      18,927    (14,386)  1,954,258
Asset-backed securities               198,934       1,599       (491)    200,042
                                   ----------  ----------  ----------  ---------
Total fixed maturities
  available-for-sale                 $6,593,351    220,579    (55,621)  6,758,309
                                   ----------  ----------  ----------  ---------
                                   ----------  ----------  ----------  ---------
Equity securities                  $   21,460      1,137     (1,692)     20,905
                                   ----------  ----------  ----------  ---------
                                   ----------  ----------  ----------  ---------

The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 1997 and 1996, the Company held no corporate debt securities or foreign government debt securities of a single issuer which had a carrying value in excess of 10 percent of stockholder equity.


The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                 Amortized           fair
                                                    cost            value
Due in one year or less                        $      67,409         67,921
Due after one year through five years              1,279,675      1,303,178
Due after five years through ten years             1,816,231      1,855,188
Due after ten years through twenty years           3,019,696      3,317,612
Mortgage-backed securities                         2,544,241      2,571,620
                                               -------------      ---------
Total                                          $   8,727,252      9,115,519
                                               -------------      ---------
                                               -------------      ---------

The sources of net investment income follow (in thousands):

                           1997       1996       1995
Fixed maturities        $  561,709    464,512    368,033
Mortgage loans             194,504    171,781    143,047
Real estate                 34,164     39,062     37,108
Equity securities            1,317        755        622
Policy loans               148,316    133,511    127,920
Short-term investments      16,600     13,979     26,920
Other                       13,943      9,705       (368)
                          --------    -------    -------
Investment revenue         970,553    833,305    703,282
Investment expenses        (25,011)   (26,422)   (26,878)
                          --------    -------    -------
Net investment income   $  945,542    806,883    676,404
                          --------    -------    -------
                          --------    -------    -------

Net realized gains (losses) from sales of investments consist of the following (in thousands):

                                   1997          1996       1995
Fixed maturities:
     Realized gains             $   23,969       27,928     30,139
     Realized losses                (16,796)    (10,398)    (9,000)
Equity securities:
     Realized gains                   1,835       6,146    306,142
     Realized losses                 (1,457)       (288)    (5,259)
Other investments, net               20,987       1,143    (41,266)
                                    -------     -------    -------
Net realized investment gains   $    28,538      24,531    280,756
                                    -------     -------    -------
                                    -------     -------    -------

Included in the net realized losses are permanent write-downs of approximately $4.8 million during 1997.

A summary of the components of the net unrealized appreciation (depreciation) on invested assets carried at fair value is as follows (in thousands):


                                                          1997          1996
Unrealized appreciation (depreciation):
     Fixed maturities available-for-sale               $  388,267       164,957
     Equity securities and short-term investments             658           605
     Derivatives                                              888           -
Effect of unrealized appreciation (depreciation) on:
     Deferred policy acquisition costs                   (142,187)      (70,038)
     Present value of future profits                       (2,901)        1,986
Deferred income taxes                                     (91,779)      (36,705)
Other                                                         139           -
Minority interest, net of taxes                           (24,341)      (10,438)
                                                       ----------     ---------
Net unrealized appreciation                            $  128,744        50,367
                                                       ----------     ---------
                                                       ----------     ---------

The Company and its insurance subsidiaries have securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $ 293.5 million and $278.6 million at December 31, 1997 and 1996, respectively.

MORTGAGE LOANS
The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are 75 percent or less. The Company minimizes risk through a thorough credit approval process and through geographic and property type diversification.

The Company's mortgage loans were distributed as follows (in thousands):

                                           1997                        1996

                        Carrying      Percent of     Carrying      Percent of
                         Value          Total         Value          Total
Arizona                 $   156,453       7.2%       $   185,575       8.0%
California                  358,443      16.5            378,376      16.4
Colorado                    228,797      10.5            226,531       9.8
Florida                     153,174       7.0            193,570       8.4
Georgia                     131,861       6.1            141,442       6.1
Illinois                    155,184       7.1            183,883       8.0
Maryland                    104,567       4.8             99,944       4.3
Missouri                    100,815       4.6            102,111       4.4
Texas                       191,619       8.8            225,697       9.8
Virginia                     84,140       3.9             92,663       4.0
Other                       513,213      23.5            481,546      20.8
                        -----------   ---------      -----------    --------
Subtotal                  2,178,266     100.0%         2,311,338     100.0%
Valuation reserve           (38,004)                     (37,711)
                        -----------   ---------      -----------    --------
Total                   $ 2,140,262                  $ 2,273,627
                        -----------   ---------      -----------    --------
                        -----------   ---------      -----------    --------

                                           1997                        1996

                        Carrying      Percent of     Carrying      Percent of
                         Value          Total         Value          Total
Property Type
     Apartment          $   101,038       4.6%       $   131,352       5.7%
     Retail                 903,438      41.5            966,298      41.8
     Office building        622,185      28.6            641,204      27.7
     Industrial             445,253      20.4            479,755      20.8
     Other commercial       106,352       4.9             92,729       4.0
                        -----------   ---------      -----------    --------
     Subtotal             2,178,266     100.0%         2,311,338     100.0%
     Valuation reserve      (38,004)                     (37,711)
                        -----------   ---------      -----------    --------
     Total              $ 2,140,262                  $ 2,273,627
                        -----------   ---------      -----------    --------
                        -----------   ---------      -----------    --------

An impaired loan is measured at the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

Mortgage loans which have been non-income producing for the preceding twelve months were $8.7 million and $5.1 million at December 31, 1997 and 1996, respectively. At December 31, 1997 and 1996, the recorded investment in mortgage loans that were considered impaired under SFAS 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, was $119.7 million and $86.5 million, respectively, with related allowances for credit losses of $12.7 million and $8.0 million, respectively. The average recorded investment in impaired loans during 1997 and 1996 was $103.1 million and $107.9 million, respectively. For the years ended December 31, 1997, 1996, and 1995, the Company recognized $9.7 million, $6.6 million, and $11.9 million, respectively, of interest income on those impaired loans, which included $9.9 million, $6.7 million, and $12.0 million, respectively, of interest income recognized using the cash basis method of income recognition.

The Company has outstanding mortgage loan commitments as of December 31, 1997 totaling $284.6 million. During 1995, the Company entered into an agreement whereby approximately $109.8 million of mortgage loans were sold by the Company for securitization and resale by a financial institution as mortgage pass-through certificates. In conjunction with this transaction, the Company entered into futures positions to hedge against interest rate risk. The sale of these mortgage loans resulted in a net loss of approximately $.4 million. In addition, the close-out of the futures positions related to this transaction resulted in a net loss of approximately $6.4 million.

DERIVATIVES The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio as a result of interest rate changes and to manage the portfolio's effective yield, maturity, and duration. The Company does not invest in derivatives for speculative purposes. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

Summarized below are the specific types of derivative instruments used by the Company.

INTEREST RATE SWAPS: The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.



At December 31, 1997, the Company had thirty outstanding interest rate swap agreements which expire at various dates through 2025. Under thirteen of the agreements, the Company receives a fixed rate ranging from 5.975 percent to
7.51 percent on a notional amount of $68.6 million and pays a floating rate based on London Interbank Offered Rate (LIBOR). Under the remaining seventeen outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $93 million and pays a fixed rate ranging from 6.495 percent to 8.562 percent. The estimated fair value of the agreements was a net loss of approximately $2.5 million which is not recognized in the accompanying consolidated balance sheet.

At December 31, 1996, the Company had eight outstanding interest rate swap agreements which expire at various dates through 2025. Under six of the agreements, the Company receives a fixed rate ranging from 5.825 percent to
8.31 percent on a notional amount of $25.4 million and pays a floating rate based on LIBOR. Under the remaining two outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $15 million and pays a fixed rate ranging from 6.52 percent to 6.90 percent. The estimated fair value of the agreements was a net gain of approximately $0.3 million which is not recognized in the accompanying consolidated balance sheet.

CURRENCY SWAPS: Under foreign currency swaps, the Company agrees with other parties to exchange at specified intervals, the difference between two currencies on an exchange rate basis the interest amounts calculated by reference to an agreed notional principal amount. The Company uses this technique for foreign denominated assets to match dollar denominated liabilities of various fixed income products. Net interest payments are recognized within net investment income in the consolidated statements of operations.

At December 31, 1997 and 1996, the Company had six and two outstanding currency swap agreements, respectively, which expire at various dates through 2026. The notional amount was $34.3 million and $13.9 million, respectively.
 The estimated fair value of the agreements was a net loss of $1.3 million and $2.3 million, respectively, which is not recognized in the accompanying consolidated balance sheet.

FUTURES: A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U.S. Treasury Bonds, U.S. Treasury Notes, and the S&P 500 Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

Futures contracts outstanding as of years ending 1997 and 1996 were as follows:

                                 ($ in thousands)
                     NET (SOLD)
                      PURCHASE  NOTIONAL      FAIR     UNREALIZED
                      POSITION    AMOUNT     VALUE     GAIN(LOSS)
December 31, 1997       (510)    $51,000     60,940      ($907)
December 31, 1996         50      12,500     14,653        404

OPTIONS: Currently, the Company buys both exchange-traded and over-the-counter options based on the S&P 500 Index to support equity indexed annuity policies. An equity indexed annuity is a product under which contractholders receive a minimum guaranteed value and also participate in stock market appreciation. Options are marked to market value quarterly. The change in value is reflected in investment income to assure proper matching of the hedge to changes in the liability. The amounts involved are not material.

The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies. There are not any significant concentrations with counterparties.

(4) FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996. SFAS 107, DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS, defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties (in thousands):

                                                        1997                          1996
                                     Carrying      Estimated       Carrying      Estimated
                                      Value       Fair Value        Value       Fair Value
Assets:
  Fixed maturities               $  9,115,519      9,115,519      6,758,309      6,758,309
  Mortgage loans                    2,140,262      2,333,895      2,273,627      2,354,072
  Policy loans                      2,073,152      2,073,152      1,917,861      1,917,861
  Short-term investments              190,374        190,374         55,594         55,594
  Other invested assets               243,921        243,921        183,612        183,628
  Separate account assets           4,118,860      4,118,860      2,833,258      2,833,258
Liabilities:
  Policyholder account
     balances relating to
     investment contracts        $  6,696,690      6,608,068      6,281,967      6,190,919
  Long term debt and
  notes payable                       214,477        222,419        295,614        293,913
  Separate account
  liabilities                       4,112,666      4,112,666      2,810,907      2,810,907

(5) REINSURANCE

The Company is a major reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows (in thousands):

                                                1997           1996          1995
Direct                                      $ 1,120,169      1,097,340      1,069,248
Assumed                                         996,861        827,171        700,152
Ceded                                          (348,861)      (301,283)      (271,387)
                                            -----------      ---------      ---------
Net insurance premiums and other
 considerations                             $ 1,768,169      1,623,228      1,498,013
                                            -----------      ---------      ---------
                                            -----------      ---------      ---------

Reinsurance assumed represents approximately $212.5 billion, $160.0 billion, and $157.9 billion, of insurance in force at December 31, 1997, 1996, and 1995, respectively. The amount of ceded insurance in force, including retrocession, was $50.4 billion, $53.2 billion, and $48.7 billion, for 1997, 1996, and 1995, respectively.

(6) FEDERAL INCOME TAXES

Income tax expense (benefit) attributable to income from operations consists of the following (in thousands):

                                  1997         1996         1995
Current income tax expense     $   65,778      45,902      115,769
Deferred income tax expense
  (benefit)                          (113)     13,992       29,411
                               ----------     -------      -------
Provision for income taxes     $   65,665      59,894      145,180
                               ----------     -------      -------
                               ----------     -------      -------

Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pre-tax income as a result of the following (in thousands):

                                          1997           1996           1995
Computed "expected" tax expense        $   64,763        57,055        135,353
Increase (decrease) in income tax
   resulting from:
   Surplus tax on mutual life
     insurance companies                    5,325         4,777            -
   Foreign tax rate in excess
     of U.S. tax rate                         556           941            763
   Tax preferred investment
     income                                (6,583)       (7,318)        (5,784)
   State tax net of federal benefit           830           971            292
   GAAP/tax basis difference
     on GenCare sale                          -             -           15,710
   Foreign tax credit                        (594)          -              -
   Goodwill amortization                      956           895            567
   Difference in book vs. tax
     basis in domestic
     subsidiaries                           2,166         2,230          1,547
   Other, net                              (1,754)          343         (3,268)
                                       ----------       -------        -------
Provision for income taxes             $   65,665        59,894        145,180
                                       ----------       -------        -------
                                       ----------       -------        -------

Total income taxes were allocated as follows:

                                          1997           1996           1995
Provision for income taxes             $   65,665        59,894        145,180
Income tax from stockholder equity:
   Unrealized holding gain
     or loss on debt and
     equity securities
     recognized for financial
     reporting purposes                    55,923       (24,612)        99,871
Foreign currency translation              (12,122)          -              -
Other                                        (437)       (1,023)           -
                                       ----------       -------        -------
Total income tax                       $  109,029        34,259        245,051
                                       ----------       -------        -------
                                       ----------       -------        -------

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1997 and 1996 are presented below (in thousands):

                                                 1997            1996
Deferred tax assets:
   Reserve for future policy benefits        $  149,496        138,848
   Deferred acquisition costs capitalized
      for tax                                   110,418         95,332
   Difference in basis of post retirement
      benefits                                    6,846         13,993
   Net operating loss                            40,915         22,789
   Other, net                                   132,354        106,263
                                             ----------        -------
Gross deferred tax assets                       442,029        377,225
   Less valuation allowance                       1,150          1,299
                                             ----------        -------
Total deferred tax asset after valuation
   allowance                                 $  438,879        375,926
                                             ----------        -------
                                             ----------        -------

                                                 1997            1996
Deferred tax liabilities:
   Unrealized gain on investments            $   78,420         63,204
   Deferred acquisition costs capitalized
      for financial reporting                   282,714        246,858
   Difference in the tax basis of
      cash and invested assets                   45,551         19,222
   Other, net                                   121,240         89,919
                                             ----------        -------
Total deferred tax liabilities                  527,925        419,203
                                             ----------        -------
Net deferred tax liability                   $   89,046         43,277
                                             ----------        -------
                                             ----------        -------

The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is because the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

As of December 31, 1997, the Company has provided for a 100 percent valuation allowance against the deferred tax asset related to the net operating losses of RGA's Australian, Argentine, and UK subsidiaries and Genelco's Spanish and Mexican subsidiaries. The Company has provided for a 50 percent valuation allowance against the deferred tax asset related to International Underwriting Services' net operating losses which were incurred in separate return limitation years. Based on income projections for future years, a 50 percent valuation allowance is appropriate.

At December 31, 1997, the Company had capital loss carryforwards of $.8 million. During 1997, 1996, and 1995 the Company paid income taxes totaling approximately $70.8 million, $20.7 million, and $121.7 million, respectively. At December 31, 1997, the Company's subsidiaries had recognized deferred tax assets associated with net operating loss carryforwards of approximately $115.7 million. The net operating loss and capital losses are expected to be utilized during the period allowed for carryforwards.

(7) DEFERRED POLICY ACQUISITION COSTS

A summary of the policy acquisition costs deferred and amortized is as follows (in thousands):

                                              1997       1996       1995
Balance at beginning of year              $  652,251    526,939    664,452
Transfer of present value of future
profits                                       19,279          -           -
Policy acquisition costs deferred            267,008    206,790    163,218
Policy acquisition costs amortized          (211,979)  (182,038)  (176,216)
Interest credited                             40,843     38,944     37,405
Deferred policy acquisition costs relating
  to change in unrealized (gain) loss on
  investments available for sale             (72,149)     61,616  (161,920)
                                          ----------     -------  --------
Balance at end of year                    $  695,253     652,251   526,939
                                          ----------     -------  --------
                                          ----------     -------  --------

(8) ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

The Company also has several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid.



Net periodic defined benefit plan costs consist of the following (in thousands):

                                        1997       1996       1995
Service cost                  $    5,915        5,421      4,074
Interest                           8,597        8,047      7,160
Return on plan assets            (29,043)     (14,207)   (27,984)
Amortization and deferral         18,637        4,646     19,841
Other                                -            192        -
                              ----------    ---------  ---------
Pension costs                 $    4,106        4,099      3,091
                              ----------    ---------  ---------
                              ----------    ---------  ---------

The following table presents the plans' funded status and amount recognized in the Company's consolidated balance sheets at December 31, 1997 and 1996 based on the actuarial valuations as of December 31, 1997 and 1996 (in thousands):

                                                      1997                   1996
                                             Qualified     Other   Qualified      Other
                                               Plans       Plans     Plans        Plans
Actuarial present value of
   benefit obligations:
Accumulated benefit
   obligation, including vested
   benefits of $79,995 and
   $19,057 for 1997 and
   $74,223 and $18,560
   for 1996                                     82,758     27,965     76,928     26,897
                                             ---------     ------  ---------     ------
Projected benefit obligation for
   service rendered to date                     97,662     32,168     92,825     29,726

Plan assets at fair value primarily
   listed stocks and bonds                     133,477               128,545

Plan assets in excess (less than)
   projected benefit obligations                35,815    (32,168)    35,720    (29,726)


Unrecognized net transition obligation
   at December 31                                           4,021                 2,701

Pension cost funded in advance               $  35,815                35,720
                                             ---------               -------
                                             ---------               -------
Accrued pension liability                                 (28,147)              (27,025)
                                                          --------              --------
                                                          --------              --------

Assumptions used for the December 31, 1997 and 1996 projected benefit obligation included a 7.25 percent current discount rate, a same age-based salary scale and
4.50 percent increase rate, respectively, for future compensation levels, and a
9.25 percent projected return on plan assets.

The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined annually by the Board of Directors and are based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $10.4 million, $8.8 million, and $9.2 million for 1997, 1996, and 1995, respectively

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

The Company uses the accrual method to account for the costs of its retiree benefit plans and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligation was $16.8 million and $17.8 million at December 31, 1997 and 1996, respectively. Net postretirement benefit costs for the years ended December 31, 1997, 1996, and 1995 were $5.1 million, $5.8 million, and $5.4 million, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from difference between actuarial assumptions and actual experience, and amortization of the transition obligation. The liability for the Company as of December 31, 1997 and $27.8 million and $25.6 million, respectively.

Assumptions used were as follows:

                                                      1997       1996
Discount rate in determining benefit obligations      7.25%      7.25%
Healthcare cost trend
   First year:
      Indemnity plan                                  8.0%       9.0%
      HMO plan                                        8.0%       8.0%
      Dental plan                                     8.0%       9.0%
   Ultimate                                           5.00%      5.25%

The health care cost trend rate assumption has a significant effect on the amount reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation as of December 31, 1997 by $4.7 million or
12.5 percent. The aggregate of the service cost and interest cost components of net periodic postretirement benefit cost for 1997 would increase by $.6 million or 15.5 percent.

(9) DEBT

The Company's long-term debt and notes payable consists of the following ($ in millions):

                                                                     Face value
                                                                   at December 31,
Description                               Rate       Maturity       1997      1996
Long-term debt:
General American surplus note            7.625%    January 2024    $107.0    $107.0
RGA senior note                          7.250%     April 2006      100.0     100.0
Notes payable
General American                         5.555%     March 1997        -        80.5
RGA Australia Hldgs.                     5.460%     April 1998        7.8       7.6
                                                                   ------    ------
Total long-term debt and notes payable                             $214.8    $295.1
                                                                   ------    ------
                                                                   ------    ------

The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

General American's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to Reinsurance Group of America, Incorporated is subject to applicable insurance laws and regulations.

The General American note payable was retired during December of 1997.

The RGA Australian note had drawdowns for the respective years of $2.0 million in January 1997, $5.6 million in January 1996, and $2.0 million in July 1996. Principal repayments are due in April 1998 and are expected to be renewed under the terms of the line of credit. This agreement contains various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

Interest paid on debt during 1997, 1996, and 1995 amounted to $20.0 million, $19.9 million, and $9.0 million, respectively.

As of December 31, 1997, the Company was in compliance with all covenants under its debt agreements.

(10) REGULATORY MATTERS

The Company and its insurance subsidiaries are subject to financial statement filing requirements in their respective state of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on a statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

Net income and policyholders' surplus of the Company for the years ended December 31, 1997, 1996, and 1995, as determined in accordance with statutory accounting practices, are as follows (in thousands):


                            1997         1996        1995
Net income                $   39,737    18,464      236,962
Policyholders' surplus       844,110   636,260      589,783

Under Risk-Based Capital (RBC) requirements, General American and its insurance subsidiaries are required to measure its solvency against certain parameters. As of December 31, 1997, the Company and its insurance subsidiaries exceeded the established RBC minimums. In addition, the Company and its insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

The Company and its insurance subsidiaries are subject to limitations on the payment of dividends. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater
of): (a) 10 percent of the statutory surplus as of the preceding December 31 or (b) the statutory gain from operations for the preceding year.

(11) LEASE COMMITMENTS

The Company has entered into operating leases for office space and other assets, principally office furniture and equipment. Future minimum lease obligations under noncancelable leases are summarized as follows (in thousands):

Year ended December 31:
        1998                                 $   17,583
        1999                                     15,510
        2000                                     12,621
        2001                                      8,680
        2002                                      6,276
        Thereafter                                3,107

Operating lease expense totaled $16.4 million, $17.0 million, and $11.6 million in 1997, 1996, and 1995, respectively


(12) PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

Over 27.5 percent and 31.2 percent of the Company's business in force relates to participating policies as of December 31, 1997 and 1996, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(13) CONTINGENT LIABILITIES

From time to time, the Company is subject to litigation related to its insurance business and to employment related matters in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial position or future operations.

PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits
          (a)  Financial Statements
All required financial statements are included in Part B of this Registration Statement.
          (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account. 2
     (2)  Not applicable
     (3)  (a)  Distribution Agreement 4
          (b)  Agency (Selling) Agreement 4
     (4)  (a)  Form of variable annuity contract #100790 8
          (b)  Form of individual retirement account endorsement 7
          (c) Form of endorsement (No. 1099500) relating to attained age and processing without an application. 7
          (d) Form of endorsement (No. 1099542) relating to attained age and processing without an application for the State of Texas. 7
          (e) Form of endorsement (No. 1099400) relating to Section 401 and 457, Internal Revenue Code. 7
          (f) Form of endorsement (No. 1099436) relating to Section 401 and 457, Internal Revenue Code for the State of Oregon.7
          (g) Form of endorsement (No. 1099460) relating to Section 401 and 457, Internal Revenue Code for the State of New Jersey. 7
          (h) Endorsement relating to enhanced free withdrawal and death benefit, #1E18 8
     (5)  Form of Contract Application 1
     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company 9
          (b)  By-laws of General American 9
     (7)  Not applicable
     (8)  Participation Agreement 4
     (9)  Opinion and Consent of Counsel 1
     (10) Consent of Independent Accountants (with Financial Statements)
     (11) No financial statements are omitted from item 23.
     (12) Not applicable
     (13) Not applicable
     (14) Powers of attorney for General American Life Insurance Company Directors August A. Busch, III, William E. Cornelius, John C. Danforth 6, Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck 5, William P. Stiritz, Andrew C. Taylor 4, Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau 3

     1 Incorporated by reference to Registration Statement on Form N-4 (File No. 33-54774) filed on 15 November 1993.

     2 Incorporated by reference to Registration Statement on Form S-6 (File No. 33-53098) filed on 8 October 1992.
     3 Incorporated by reference to Post-Effective Amendment No. 1 filed on 8 February 1993 (File No. 33-54774).
     4 Incorporated by reference to Post-Effective Amendment No. 3 filed on 30 April 1993 (File No. 33-54774).
     5 Incorporated by reference to Post-Effective Amendment No. 5 filed on 29 April 1994 (File No. 33-54774)
     6 Incorporated by reference to Post-Effective Amendment No. 6 filed on 28 April 1995.
     7 Incorporated by reference to Post-Effective Amendment No. 7 filed on 29 April 1996.
     8 Incorporated by reference to Post-Effective Amendment No. 8 filed on 28 April 1997.
     9    Filed herewith


Item 25.  Directors and Officers of the Depositor


Officer's Name and Principal           Positions and Offices
     Business Address*                     with Depositor
Robert J. Banstetter, Sr.          Vice President, General
700 Market Street                  Counsel & Secretary, Feb.
St. Louis, MO  63101               1991 to present and General Counsel,
                                   Jan. 1983 - Feb. 1991.

John W. Barber                     Vice President and Controller, Dec. 1984 to
                                   present.

Kevin C. Eichner                   President & Chairman of the Board,
                                   Collaborative Strategies, Inc.

E. Thomas Hughes                   Corporate Actuary and
700 Market Street                  Treasurer, Oct. 1994 to
St. Louis, MO  63101               present.  Formerly Executive Vice
                                   President - Group Pensions,
                                   March 1990 - Oct. 1994.

Richard A. Liddy                   Chairman, President and
700 Market Street                  Chief Executive Officer,
St. Louis, MO  63101               Jan. 1995 to present.  Formerly,
                                   President and Chief Executive Officer,
                                   May 1992 - Jan. 1995. President and Chief
                                   Operating Officer, May 1988 - May 1992.

Warren J. Winer                    Executive Vice President-Group Life & Health,
                                   Aug. 1995 to present.  Formerly Managing
                                   Director for William M. Mercer, Inc.
                                   July 1993 tyo Aug. 1995 and President and
                                   Chief Operating Officer, W.F. Corroon,
                                   1986 - July 1993.

Name and Principal Business             Positions and Offices
     Address *                             with Underwriter
Bernard H Wolzenski                Executive Vice President- Individual
                                   Insurance, Oct. 1991 - present.  Formerly
                                   Vice President, Individual Life Products,
                                   June 1989 - Nov. 1991

A. Greig Woodring                  President and Chief
                                   660 Mason Ridge Center Drive  Executive
                                   Officer, Reinsurance St. Louis, MO  63141
                                   Group of America, Incorporated, Dec. 1992
                                   to present. Executive Vice President
                                   Reinsurance, Mar. 1990 to Dec. 1992.



Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.

* The principal business address of each person listed is General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128, unless otherwise indicated.

                                  Positions and Offices
Directors                            with Depositor
August A. Busch III                     Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                    Director
Union Electric Company
1901 Chouteau Street
St. Louis, MO  63103

John C. Danforth                        Director
Bryan Cave
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Bernard A. Edison                       Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri 63178

William E. Maritz                       Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri 63099

Craig D. Schnuck                        Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                      Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri 63164

Andrew C. Taylor                        Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105

H. Edwin Trusheim                       Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri 63101

                                  Positions and Offices
Directors                            with Depositor
Robert L. Virgil                        Director
Edward Jones and Company
12555 Manchester Road
St. Louis, Missouri 63131-3729

Virginia V. Weldon, M.D.                Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167

Ted C. Wetterau                         Director
Wetterau Associates
7000 Bonhomme, Suite 750
St. Louis, Missouri 63105

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, General American Life Insurance Company ("General American"), controls the companies named on the following pages:


General American Mutual Holding Company:  a mutual holding company.


GenAmerica Corporation: formed to hold all of the stock of General American Life Insurance Company.


     Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.


          Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.


          WSS Insurance Agencies (Alabama, Massachusetts, Ohio, Texas), Inc.: formed to act as insurance agencies.


     Collaborative Strategies, Inc.: wholly-owned business management consulting company.


     GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica Corporation.


     Missouri Reinsurance (Barbados), Inc.: wholly-owned Barbados exempt life, accident and health reinsurance company.


     General American Life Insurance Company: an insurance company selling life and health insurance and pensions.


          Cova Corporation: wholly-owned subsidiary formed to own the former Xerox Life companies.


               Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.

                    First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.


                    Cova Financial Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance and annuities in California.


               Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.


                    Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.


                    Cova Investment Allocation Corporation: wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.


                    Cova Life Sales Company: wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts.


                    Cova Life Administration Services Company: 49% owned by Cova Life Management Company. Provides administrative services for Cova annuities. (51% owned by Genelco Incorporated.)


          General Life Insurance Company: wholly-owned subsidiary, domiciled in Texas, engaged in the business of selling life insurance and annuities.

               General Life Insurance Company of America: wholly-owned subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.


          Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.


          Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.


               Reinsurance Group of America, Incorporated: subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.


                    RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.


                         BHIF America Sequros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.


                         RGA Reinsurance Company Chile S.A.: 100% owned by RGA, engaged in business of reinsuring life and annuity business of BHIF America.


                    Manantial Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.


                    RGA Reinsurance Company: subsidiary of Reinsurance Group of America engaged in the reinsurance business.


                         Fairfield Management Group, Inc. (fka Great Rivers Holding Company): 100% owned subsidiary.

                              Reinsurance Partners, Inc. (fka Adrian Baker
                              Reinsurance Intermediaries, Inc.): wholly-owned subsidiary of Fairfield Management Group, Inc., engaged in business as a reinsurance brokerage company.


                              Great Rivers Reinsurance Management, Inc.:
                              wholly-owned subsidiary of Fairfield Management Group, Inc., acting as a reinsurance manager.


                              RGA (U.K.) Underwriting Agency Limited: 80% owned by Fairfield Management Group, Inc.


                    RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.


                         RGA/Swiss Financial Group, L.L.C.: 40% owned subsidiary formed to market and manage financial reinsurance business to be assumed by RGA Reinsurance Company.


                    RGA International Ltd.: a New Brunswick corporation wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.


                         RGA Canada Management Company, Ltd.: a New Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.


                              RGA Life Reinsurance Company of Canada: wholly-owned by RGA Canada Management Company, Ltd.

               RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.


                    RGA Managing Agency Limited: company has applied to Lloyd's of London for registration as a managing agent or underwriter.


                    RGA Capital Limited: company has applied to Lloyd's of London for admission as the sole corporate member of a new Lloyd's syndicate which will underwrite accident and health business.


               RGA Insurance Company (Bermuda) Limited: subsidiary formed to engage in insurance business.


               RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited.


                    RGA Reinsurance Company of Australia Limited: formed to reinsure the life, health and accident business of non-affiliated Australian insurance companies.


          Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.


          General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.


               Conning Corporation: 63% owned, second-tier subsidiary formed to own the Conning companies (with the remainder owned by the public).


                    Conning, Inc.: a holding company organized under Delaware law.

                         Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.


                              Conning Asset Management Company: a Missouri corporation engaged in providing investment advice.


               Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.


               Genelco Incorporated: wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.


                    International Underwriting Services, Incorporated: 88.3% owned by Genelco. Provides third party underwriting services to insurance companies.


                    Genelco de Mexico: 99% owned by Genelco Incorporated, engaged in licensing of Genelco software products in Latin America.


                    Genelco Software, S.A.: 99% owned by Genelco Incorporated, engaged in licensing of Genelco software products in Spain.


                    Cova Life Administration Services Company: 51% owned. Provides administrative services for Cova annuities. (49% owned by Cova Life Management Company.)


               Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.


               GenMark Incorporated: wholly-owned, second-tier subsidiary company acting as distribution company.

               Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.


               White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.


          Symbience, L.L.C.: 60% owned by General American; administers notification, billing, and collection of insurance premiums for group employee welfare benefit plans.


Mutual funds associated with General American Life Insurance Company:

     General American Capital Company

     The Walnut Street Funds, Inc.

Item 27.  Number of Contract Owners

As of 28 February 1997 there were:     2,744

Title of Class           Number of Owners of Record

Qualified                                616
Non-Qualified                          2,128


Item 28.  Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) GT Global, Inc. serves as the principal underwriter and distributor for the variable annuity contracts using Separate Account Twenty-Eight and Separate Account Twenty-Nine of General American and funded by the GT Global Variable Investment Funds.

          (b)  Directors and Officers


Name and Principal Business             Positions and Offices
     Address *                             with Underwriter
William J. Guilfoyle                    President  and Chairman of the Board

Raymond R. Cunningham                   Senior Vice President - Director of
                                        Sales and Director

Helge K. Lee                            Secretary and Chief Legal and Compliance
                                        Officer

Richard W. Healey                       Senior Vice President - Director of
                                        Marketing and Director

Stephen A. Maginn                      Senior Vice President - 519 S. Juanita
                                       Regional Sales Manager Redondo Beach, CA 90277

Donna B. Abrahamson                    Vice President - Account Management

Hallie L. Baron                        Vice President - Public Relations & Shareholder
                                       Communications

Jon Burke                              Vice President
31 Darlene Drive
Southboro, MA  01772

Gary M. Castro                         Assistant Treasurer & Controller

Kenneth W. Chancey                     Senior Vice President - Fund Accounting

Anthony DiBacco                        Vice President
30585 Via Lindosa
Laguna Niguel, CA  92677

Name and Principal Business             Positions and Offices
     Address *                             with Underwriter
Philip B. Christopher                   Vice President
3621 59th Avenue, SW
Seattle, WA  98116

Stephen Duffy                           Vice President
1120 Gables Drive
Atlanta, GA  30319

Philip D. Edelstein                     Senior Vice President -
9 Huntly Circle                         Regional Sales Manager
Palm Beach Gardens, FL  33418

Glen R. Farinacci                       Vice President
86 University Place
Staten Island, NY  10301

Ned E. Hammond                         Vice President
5901 McFarland Ct.
Plano, TX  75093-4317

David P. Hess                          Assistant Secretary and Director of
                                       Mutual Fund Compliance

Richard Kashnowski                     Vice President
1368 S. Ridge Drive
Mandeville, LA  70448

Allen M. Kuhn                          Vice President
19655 Red Maple Lane
Jupiter, FL  33458

Earle A. Malm II                       Chief Operating Officer

Christine C. Mangan                    Vice President - Dealer Marketing

Steven C. Manns                        Vice President
1941 West Wolfram
Chicago, IL  60657

Wayne F. Meyer                         Vice President
2617 Sun Meadow Drive
Chesterfield, MO  63005

Christine M. Pallatto                  Senior Vice President - Director of Human
                                       Resources

Name and Principal Business             Positions and Offices
     Address *                             with Underwriter
Dean Phillips                           Vice President
3406 Bishop Park Drive, #428
Winter Park, FL  32792

Dennis W. Reichert                      Assistant Treasurer and Budget Director

Pamela Ruddock                          Vice President - Fund Administration

Philip Schertz                          Vice President
25 Ivy Place
Wayne, NJ  07470

Michael A. Silver                       Assistant Secretary and Assistant General
                                        Counsel

Peter Sykes                             Vice President
1655 E. Sherman Avenue
Salt Lake City, UT 84105

Margo A. Tammen                         Vice President - Finance & Administration

Lance Vetter                            Vice President
10915 La Sallnas Circle
Boca Raton, FL  33428

Tommy D. Wells                          Vice President
25 Crane Drive
Sam Anselmo, CA  94960

Todd H. Westby                          Vice President
3405 Goshen Road
Newtown Square, PA  19073

Claus te Wildt                          Vice President - Director of Strategy
                                        and Business Planning

Peter J. Wolfert                        Senior Vice President - Information
                                        Technology

Paul Woznlak                            Vice President - Fund Accounting

Eric T. Zeigler                         Vice President
437-30th St.
Manhattan Beach, CA  90266

* Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


(c)  Principal Underwriter    1997 Brokerage   1997 Compensation
                                Commission


GT Global, Inc.               $3,275,259         $3,275,259


Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, MO 631278-1690.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings and Representations

(a) The Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, sponsor of Registrant (also known as "Depositor"), hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                  SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Twenty-Eight, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 25th day of March 1998.



                                   GENERAL AMERICAN
                                   SEPARATE ACCOUNT
                                   TWENTY-EIGHT (REGISTRANT)



(SEAL)                             BY:  GENERAL AMERICAN LIFE
                                        INSURANCE COMPANY (for
                                        Registrant and as
                                        Depositor)





Attest:                             By:
        -------------------------       -------------------------
        Robert J. Banstetter, Sr.       Richard A. Liddy
        Secretary                       Chairman, President, and
                                        Chief Executive Officer
                                        General American Life
                                        Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                   Title                         Date

-------------------------
Richard A. Liddy            Chairman, President, and      3/25/98
                            Chief Executive Officer
                            (Principal Executive Officer)
-------------------------
John W. Barber              Vice President and            3/25/98
                            Controller (Principal
                            Accounting Officer and
                            Principal Financial Officer)


*------------------------
August A. Busch, III        Director


*------------------------
William E. Cornelius        Director


*------------------------
John C. Danforth            Director


*------------------------
Bernard A. Edison           Director


-------------------------                                 3/25/98
Richard A. Liddy            Director


*------------------------
William E. Maritz           Director


*------------------------
Craig D. Schnuck            Director

Signature                   Title                         Date

*------------------------
William P. Stiritz          Director


*------------------------
Andrew C. Taylor            Director


*------------------------
Edwin Trusheim              Director


*------------------------
Robert L. Virgil, Jr.       Director


*------------------------
Virginia V. Weldon          Director


*------------------------
Ted C. Wetterau             Director


*By: -------------------------                            3/27/98
     Matthew P. McCauley




* Original powers of attorney authorizing Matthew P. McCauley to sign the Registration Statement and Amendments thereto on behalf of the Directors of General American Life Insurance Company have been filed as Exhibits to this Registration Statement.

The Board of Directors
General American Life Insurance Company




We consent to the use of our reports included herein on General American Life Insurance Company and on General American Separate Accounts Twenty-Eight and Twenty-Nine and to the reference of our firm under the heading of "Financial Statements" in the Registration Statement and Prospectus for General American Separate Accounts Twenty-Eight and Twenty-Nine. Our report on the consolidated financial statements of General American Life Insurance Company and subsidiaries refers to the adoption of Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts in 1997.





                              KPMG PEAT MARWICK LLP





St. Louis, Missouri
March 27, 1998